UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared the following two annual reports to shareholders, including nine funds, for the period ended October 31, 2022:

•John Hancock ETF -Multifactor

Multifactor Developed International ETF

Multifactor Energy ETF Multifactor Large Cap ETF Multifactor Mid Cap ETF Multifactor Small Cap ETF

•John Hancock ETF

Corporate Bond ETF

Mortgage-Backed Securities ETF

Preferred Income ETF

U.S. High Dividend ETF

Semiannual report
John Hancock
ETFs
Multifactor
October 31, 2022

A message to shareholders
Dear shareholder,
The world equity markets lost ground during the six months ended October 31, 2022, due largely to the challenging backdrop of high inflation and continued interest-rate increases by the world’s central banks. The prospect of an energy crisis and potential recession in Europe was an additional factor weighing on sentiment. Worries about China’s policy direction fueled a large downturn in the nation’s market and pressured the outlook for global growth more broadly.
After an initial sell-off in the first two-plus months of the period, stocks moved steadily higher through the summer on expectations that the U.S. Federal Reserve (Fed) would pivot toward a more accommodative monetary policy. In late August, however, it became clear that the Fed intended to continue tightening until inflation was under control. Stocks sold off in response, causing the major world indexes to finish the month near their lowest level in nearly two years. A September rally, which was fueled in part by corporate earnings that came in somewhat better than expected, helped limit the extent of the losses.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

2	Multifactor exchange-traded funds (ETFs) at a glance
3	Portfolio summary
8	Your expenses
10	Fund’s investments
50	Financial statements
56	Financial highlights
59	Notes to financial statements
68	Special shareholder meeting
69	Evaluation of advisory and subadvisory agreements by the Board of Trustees
75	More information
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	1

Multifactor exchange-traded funds (ETFs) at a glance
Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking an index that combines active management insight with the discipline of a rules based approach.
STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional’s index construction and semiannual reconstitution.
Market
Equity premium—stocks over bonds
Company size
Small-cap premium—small company stocks over large company stocks
Relative price2
Value premium—value stocks over growth stocks
Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies
To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.
WHY MULTIFACTOR?

Individual factors can be volatile: there’s no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.
1 Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2 Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3 Profitability is a measure of current profitability, based on information from individual companies’ income statements.
2	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Portfolio summary
Multifactor Developed International ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2022 (% of net assets)
Shell PLC	1.7
TotalEnergies SE	1.4
Nestle SA	1.4
ABB, Ltd.	1.2
Roche Holding AG	1.1
ASML Holding NV	1.0
Novartis AG	1.0
Wolters Kluwer NV	0.9
Novo Nordisk A/S, B Shares	0.9
BP PLC	0.9
TOTAL	11.5
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

Multifactor Emerging Markets ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of total investments)

TOP 10 HOLDINGS AS OF 10/31/2022 (% of total investments)
Samsung Electronics Company, Ltd.	3.8
Taiwan Semiconductor Manufacturing Company, Ltd.	3.2
Tencent Holdings, Ltd.	2.1
Reliance Industries, Ltd.	1.7
HDFC Bank, Ltd.	1.3
Infosys, Ltd.	1.2
Alibaba Group Holding, Ltd., ADR	1.1
ICICI Bank, Ltd.	1.0
China Construction Bank Corp., H Shares	1.0
Housing Development Finance Corp., Ltd.	0.9
TOTAL	17.3
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
4	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Large Cap ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2022 (% of net assets)
Apple, Inc.	4.0
Microsoft Corp.	3.5
Amazon.com, Inc.	1.8
Alphabet, Inc., Class A	1.5
Johnson & Johnson	1.0
UnitedHealth Group, Inc.	1.0
Exxon Mobil Corp.	0.9
Berkshire Hathaway, Inc., Class B	0.9
JPMorgan Chase & Co.	0.8
Chevron Corp.	0.7
TOTAL	16.1
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

Multifactor Mid Cap ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2022 (% of net assets)
Nucor Corp.	0.5
Dollar Tree, Inc.	0.5
Parker-Hannifin Corp.	0.5
ON Semiconductor Corp.	0.5
Ameriprise Financial, Inc.	0.5
Keysight Technologies, Inc.	0.5
Enphase Energy, Inc.	0.4
United Rentals, Inc.	0.4
Arthur J. Gallagher & Company	0.4
Diamondback Energy, Inc.	0.4
TOTAL	4.6
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
6	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Multifactor Small Cap ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2022 (% of net assets)
EMCOR Group, Inc.	0.5
Kinsale Capital Group, Inc.	0.5
Texas Roadhouse, Inc.	0.5
Halozyme Therapeutics, Inc.	0.5
Interactive Brokers Group, Inc., Class A	0.5
SouthState Corp.	0.5
Harley-Davidson, Inc.	0.5
Curtiss-Wright Corp.	0.5
Acuity Brands, Inc.	0.5
Medpace Holdings, Inc.	0.5
TOTAL	5.0
Listed holdings are a portion of the fund’s total and may change at any time. They are not recommendations to buy or sell any security. Data excludes cash and cash equivalents.
Notes about risk
Each fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risk” section of the prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund’s investment strategy will be successful and there can be no assurance that active trading markets for shares will develop or be maintained by market makers or authorized participants.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each fund in the following table is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2022, with the same investment held until October 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2022, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each fund in the following table allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2022, with the same investment held until October 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2022	Ending value on 10-31-2022	Expenses paid during 10-31-2022[1]	Annualized expense ratio
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$868.70	$1.84	0.39%
Hypothetical example for comparison purposes	1,000.00	1,023.20	1.99	0.39%
Multifactor Emerging Markets ETF
Actual expenses/actual returns	$1,000.00	$817.60	$2.24	0.49%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.50	0.49%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$951.20	$1.43	0.29%
Hypothetical example for comparison purposes	1,000.00	1,023.70	1.48	0.29%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$956.30	$2.02	0.41%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.09	0.41%
8	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

	Account value on 5-1-2022	Ending value on 10-31-2022	Expenses paid during 10-31-2022[1]	Annualized expense ratio
Multifactor Small Cap ETF
Actual expenses/actual returns	$1,000.00	$978.00	$2.09	0.42%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.14	0.42%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	9

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.7%		$395,911,570
(Cost $438,925,227)
Australia - 7.6%		30,312,190
Allkem, Ltd. (A)	26,488	244,581
Ampol, Ltd.	25,060	436,350
APA Group	75,994	510,727
Aristocrat Leisure, Ltd.	16,592	393,304
ASX, Ltd.	4,823	208,791
Australia & New Zealand Banking Group, Ltd.	63,909	1,044,551
BHP Group, Ltd.	104,930	2,506,762
BlueScope Steel, Ltd.	62,619	629,856
Brambles, Ltd.	86,508	646,109
carsales.com, Ltd.	13,995	181,846
Cochlear, Ltd.	3,999	510,691
Coles Group, Ltd.	29,308	306,041
Commonwealth Bank of Australia	33,455	2,239,398
Computershare, Ltd.	34,904	564,010
CSL, Ltd.	9,517	1,706,902
Dexus	25,641	127,234
EBOS Group, Ltd.	574	12,505
Endeavour Group, Ltd.	79,707	364,426
Fortescue Metals Group, Ltd.	80,742	758,968
Goodman Group	23,647	257,058
IDP Education, Ltd.	9,917	187,643
IGO, Ltd.	15,300	149,591
Insurance Australia Group, Ltd.	143,223	448,761
Lendlease Corp., Ltd.	38,956	216,471
Macquarie Group, Ltd.	6,271	679,693
Medibank Private, Ltd.	210,991	379,120
Mineral Resources, Ltd.	10,929	511,073
Mirvac Group	94,544	125,144
National Australia Bank, Ltd.	58,229	1,207,144
Newcrest Mining, Ltd.	14,605	162,035
Northern Star Resources, Ltd.	74,111	414,191
Origin Energy, Ltd.	110,420	393,287
OZ Minerals, Ltd.	19,747	305,200
Pilbara Minerals, Ltd. (A)	103,360	336,416
Qantas Airways, Ltd. (A)	49,609	185,259
QBE Insurance Group, Ltd.	93,544	732,157
Ramsay Health Care, Ltd.	11,490	430,330
REA Group, Ltd.	2,590	201,374
Reece, Ltd. (B)	8,812	87,509
Rio Tinto, Ltd.	15,871	895,116
Santos, Ltd.	135,550	667,416
Scentre Group	121,686	225,655
SEEK, Ltd.	9,082	125,384
Sonic Healthcare, Ltd.	57,986	1,215,084
South32, Ltd.	114,695	264,030
Stockland	69,318	159,571
Suncorp Group, Ltd.	77,517	565,574
Telstra Group, Ltd.	109,950	275,606
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
The GPT Group	45,931	$126,587
The Lottery Corp., Ltd. (A)	133,976	367,528
TPG Telecom, Ltd.	19,746	61,870
Transurban Group	35,062	297,294
Treasury Wine Estates, Ltd.	43,150	357,320
Vicinity, Ltd.	93,677	116,509
Wesfarmers, Ltd.	21,360	620,922
Westpac Banking Corp.	78,706	1,213,421
WiseTech Global, Ltd.	3,802	141,398
Woodside Energy Group, Ltd.	46,884	1,078,679
Woolworths Group, Ltd.	31,174	658,228
Yancoal Australia, Ltd. (B)	23,182	76,490
Austria - 0.2%		978,987
ANDRITZ AG	1,983	92,233
BAWAG Group AG (A)(C)	738	35,682
CA Immobilien Anlagen AG	1,140	35,999
Erste Group Bank AG	7,971	196,638
EVN AG	1,299	21,620
OMV AG	4,114	189,642
Raiffeisen Bank International AG	4,661	64,816
Strabag SE	432	16,588
Telekom Austria AG (A)	2,716	15,784
Verbund AG	955	74,802
voestalpine AG	10,826	235,183
Belgium - 0.9%		3,576,494
Ackermans & van Haaren NV	2,155	300,528
Ageas SA/NV	21,908	758,497
Anheuser-Busch InBev SA/NV	23,880	1,194,251
D’ieteren Group	250	41,585
Elia Group SA/NV	349	44,117
Etablissements Franz Colruyt NV	3,702	89,240
KBC Group NV	8,072	404,483
Proximus SADP	11,171	117,144
Solvay SA	2,925	263,768
UCB SA	1,200	90,517
Umicore SA	5,616	185,112
Warehouses De Pauw CVA	3,398	87,252
Chile - 0.1%		362,877
Antofagasta PLC	26,812	362,877
Denmark - 2.7%		10,912,189
AP Moller - Maersk A/S, Series A	92	184,182
AP Moller - Maersk A/S, Series B	95	198,764
Carlsberg A/S, Class B	6,672	786,551
Coloplast A/S, B Shares	6,802	758,532
Danske Bank A/S	43,412	700,812
DSV A/S	5,349	724,320
Genmab A/S (A)	4,389	1,692,077
Novo Nordisk A/S, B Shares	34,027	3,700,143
Novozymes A/S, B Shares	14,938	784,723
10	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark (continued)
Orsted A/S (C)	5,066	$417,921
Tryg A/S	19,190	415,388
Vestas Wind Systems A/S	27,855	548,776
Finland - 1.4%		5,697,036
Elisa OYJ	9,320	450,531
Fortum OYJ	13,168	185,393
Kesko OYJ, A Shares	8,503	163,541
Kesko OYJ, B Shares	18,452	359,270
Kone OYJ, Class B	10,015	410,286
Metso Outotec OYJ	47,981	364,296
Neste OYJ	11,311	495,687
Nokia OYJ	141,068	628,387
Nordea Bank ABP	72,862	696,800
Orion OYJ, Class A	1,368	62,736
Orion OYJ, Class B	6,600	303,651
Sampo OYJ, A Shares	8,504	388,980
Stora Enso OYJ, R Shares	58,131	757,816
UPM-Kymmene OYJ	12,820	429,662
France - 10.6%		42,650,643
Air Liquide SA	6,821	891,905
Airbus SE	13,320	1,442,602
AXA SA	50,315	1,243,221
BNP Paribas SA	24,671	1,158,099
Capgemini SE	9,701	1,594,003
Cie de Saint-Gobain	37,297	1,526,108
Cie Generale des Etablissements Michelin SCA	62,964	1,606,169
Credit Agricole SA	99,221	900,826
Danone SA	40,349	2,007,506
Dassault Systemes SE	15,530	521,101
Engie SA	143,736	1,868,677
EssilorLuxottica SA	5,814	921,414
Hermes International	653	845,787
Kering SA	1,491	683,322
Legrand SA	11,392	868,541
L’Oreal SA	3,936	1,237,456
LVMH Moet Hennessy Louis Vuitton SE	5,565	3,514,608
Orange SA	282,193	2,686,139
Pernod Ricard SA	7,793	1,368,683
Safran SA	15,173	1,690,376
Sanofi	21,315	1,839,754
Sartorius Stedim Biotech	1,103	350,156
Schneider Electric SE	8,985	1,138,991
Societe Generale SA	56,638	1,300,093
Teleperformance	3,104	832,305
Thales SA	4,674	594,305
TotalEnergies SE	103,611	5,642,458
Vinci SA	25,800	2,376,038
Germany - 6.7%		26,753,949
adidas AG	3,979	389,253
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Allianz SE	9,650	$1,737,747
BASF SE	24,706	1,109,440
Bayer AG	44,549	2,343,278
Bayerische Motoren Werke AG	7,660	602,027
Beiersdorf AG	4,276	410,701
Carl Zeiss Meditec AG, Bearer Shares	2,044	247,574
Continental AG	10,374	538,085
Daimler Truck Holding AG (A)	23,500	627,108
Delivery Hero SE (A)(C)	4,319	142,361
Deutsche Bank AG	139,707	1,333,848
Deutsche Boerse AG	5,142	836,767
Deutsche Post AG	23,662	839,804
Deutsche Telekom AG	82,447	1,561,608
E.ON SE	237,059	1,985,904
Fresenius Medical Care AG & Company KGaA	19,525	539,945
Fresenius SE & Company KGaA	38,378	883,790
Hannover Rueck SE	2,555	416,159
Hapag-Lloyd AG (C)	782	141,362
Henkel AG & Company KGaA	4,315	253,538
Infineon Technologies AG	16,071	391,376
Mercedes-Benz Group AG	41,381	2,396,677
Merck KGaA	1,449	236,300
MTU Aero Engines AG	784	140,445
Muenchener Rueckversicherungs-Gesellschaft AG	3,813	1,007,718
RWE AG	42,747	1,647,289
SAP SE	11,206	1,081,740
Siemens AG	9,451	1,033,477
Siemens Energy AG	23,644	276,099
Siemens Healthineers AG (C)	3,084	141,979
Symrise AG	6,761	690,609
Volkswagen AG	1,689	288,793
Vonovia SE	21,733	481,148
Hong Kong - 2.1%		8,326,228
AIA Group, Ltd.	330,524	2,503,188
BOC Hong Kong Holdings, Ltd.	96,795	300,872
Budweiser Brewing Company APAC, Ltd. (C)	26,700	56,190
Chow Tai Fook Jewellery Group, Ltd.	147,800	253,054
CK Asset Holdings, Ltd.	55,469	306,675
CK Hutchison Holdings, Ltd.	71,773	356,586
CK Infrastructure Holdings, Ltd.	43,929	208,737
CLP Holdings, Ltd.	47,571	319,368
Galaxy Entertainment Group, Ltd.	22,641	103,401
Hang Seng Bank, Ltd.	19,189	270,118
Henderson Land Development Company, Ltd.	93,398	228,681
Hong Kong & China Gas Company, Ltd.	110,065	84,969
Hong Kong Exchanges & Clearing, Ltd.	30,325	807,394
Link REIT	51,486	304,331
MTR Corp., Ltd.	38,913	171,270
Orient Overseas International, Ltd.	15,000	219,176
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Power Assets Holdings, Ltd.	95,573	$457,176
Sun Hung Kai Properties, Ltd.	39,162	421,311
Swire Properties, Ltd.	77,201	148,307
Techtronic Industries Company, Ltd.	45,077	426,948
Wharf Real Estate Investment Company, Ltd.	95,993	378,476
Ireland - 1.0%		3,984,902
CRH PLC	36,142	1,303,101
DCC PLC	5,792	322,761
Experian PLC	23,566	752,661
Flutter Entertainment PLC (A)	3,309	437,913
James Hardie Industries PLC, CHESS Depositary Interest	11,030	239,807
Kerry Group PLC, Class A	1,659	144,291
Kingspan Group PLC	9,507	480,148
Smurfit Kappa Group PLC	9,180	304,220
Israel - 0.5%		2,128,844
Azrieli Group, Ltd.	391	29,118
Bank Hapoalim BM	30,620	296,673
Bank Leumi Le-Israel BM	62,356	597,959
CyberArk Software, Ltd. (A)	317	49,740
Elbit Systems, Ltd.	533	108,311
ICL Group, Ltd.	18,841	170,878
Israel Discount Bank, Ltd., Class A	44,243	252,925
Mizrahi Tefahot Bank, Ltd.	4,260	161,830
Nice, Ltd. (A)	643	122,370
Teva Pharmaceutical Industries, Ltd. (A)	31,697	284,773
Wix.com, Ltd. (A)	476	40,032
ZIM Integrated Shipping Services, Ltd. (B)	606	14,235
Italy - 2.1%		8,330,085
Amplifon SpA	7,548	187,546
Assicurazioni Generali SpA	24,212	363,496
Davide Campari-Milano NV	22,695	203,984
DiaSorin SpA	1,310	171,294
Enel SpA	165,981	741,330
Eni SpA	109,258	1,431,236
Ferrari NV	3,085	608,288
FinecoBank Banca Fineco SpA	28,289	381,367
Infrastrutture Wireless Italiane SpA (C)	13,451	118,745
Intesa Sanpaolo SpA	366,869	699,446
Mediobanca Banca di Credito Finanziario SpA (B)	59,294	537,509
Moncler SpA	12,881	556,215
Nexi SpA (A)(C)	6,142	53,238
Poste Italiane SpA (C)	22,463	195,816
PRADA SpA	32,300	147,102
Prysmian SpA	10,309	336,132
Recordati Industria Chimica e Farmaceutica SpA	6,767	254,351
Snam SpA	53,652	238,727
Terna - Rete Elettrica Nazionale	61,394	407,033
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
UniCredit SpA	48,409	$600,360
UnipolSai Assicurazioni SpA (B)	42,950	96,870
Japan - 23.7%		94,852,050
Acom Company, Ltd.	17,500	38,265
Advantest Corp. (B)	10,100	534,100
Aeon Company, Ltd.	17,200	321,296
AGC, Inc.	24,300	762,670
Aisin Corp.	21,100	541,572
Ajinomoto Company, Inc.	13,200	363,758
ANA Holdings, Inc. (A)	7,500	145,877
Asahi Group Holdings, Ltd.	8,100	226,921
Asahi Intecc Company, Ltd.	8,600	146,617
Asahi Kasei Corp.	59,900	384,664
Astellas Pharma, Inc.	19,900	273,996
Azbil Corp. (B)	1,800	48,986
Bandai Namco Holdings, Inc.	4,801	317,903
BayCurrent Consulting, Inc.	7,000	197,329
Bridgestone Corp.	25,400	916,304
Brother Industries, Ltd.	14,000	238,396
Canon, Inc.	21,100	447,737
Capcom Company, Ltd.	9,700	270,505
Central Japan Railway Company	4,644	539,433
Chubu Electric Power Company, Inc. (B)	40,700	331,602
Chugai Pharmaceutical Company, Ltd.	11,900	276,214
Concordia Financial Group, Ltd.	76,900	234,371
Cosmos Pharmaceutical Corp.	700	67,817
CyberAgent, Inc.	25,800	212,461
Dai Nippon Printing Company, Ltd.	19,324	387,819
Daifuku Company, Ltd.	4,900	224,833
Dai-ichi Life Holdings, Inc.	26,300	417,144
Daiichi Sankyo Company, Ltd.	19,800	635,023
Daikin Industries, Ltd.	5,747	865,520
Daito Trust Construction Company, Ltd.	4,086	404,380
Daiwa House Industry Company, Ltd.	26,600	539,033
Daiwa House REIT Investment Corp.	51	102,937
Daiwa Securities Group, Inc.	86,100	335,977
Denso Corp.	9,700	482,275
Dentsu Group, Inc.	23,700	739,055
Disco Corp.	1,898	455,872
East Japan Railway Company	8,600	465,193
Eisai Company, Ltd.	2,872	173,400
ENEOS Holdings, Inc.	223,400	736,175
FANUC Corp.	1,970	260,175
Fast Retailing Company, Ltd.	1,519	848,130
Fuji Electric Company, Ltd.	11,593	449,259
FUJIFILM Holdings Corp.	9,500	435,836
Fujitsu, Ltd.	3,700	426,296
GLP J-REIT	101	104,714
GMO Payment Gateway, Inc.	3,000	216,571
Hakuhodo DY Holdings, Inc.	11,100	93,798
12	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Hamamatsu Photonics KK	7,300	$331,026
Hankyu Hanshin Holdings, Inc.	20,300	602,984
Hikari Tsushin, Inc.	541	65,407
Hirose Electric Company, Ltd.	1,005	130,565
Hitachi Construction Machinery Company, Ltd.	8,600	168,604
Hitachi, Ltd.	37,500	1,705,520
Honda Motor Company, Ltd.	45,154	1,024,688
Hoshizaki Corp.	4,200	120,517
Hoya Corp.	10,000	933,495
Hulic Company, Ltd.	41,300	300,091
Ibiden Company, Ltd. (B)	5,100	172,591
Idemitsu Kosan Company, Ltd.	28,559	624,461
Iida Group Holdings Company, Ltd.	8,700	120,928
Inpex Corp.	49,300	503,498
Isuzu Motors, Ltd.	77,000	903,475
ITOCHU Corp.	66,900	1,732,419
Itochu Techno-Solutions Corp.	6,100	141,588
Japan Airlines Company, Ltd. (A)	14,100	263,246
Japan Exchange Group, Inc.	20,900	274,687
Japan Metropolitan Fund Investment Corp.	169	124,503
Japan Post Bank Company, Ltd.	8,000	53,285
Japan Post Holdings Company, Ltd.	39,100	262,955
Japan Post Insurance Company, Ltd.	11,700	172,940
Japan Real Estate Investment Corp.	37	155,085
Japan Tobacco, Inc.	49,900	827,218
JFE Holdings, Inc. (B)	61,400	563,045
JSR Corp.	7,700	146,815
Kajima Corp.	37,500	353,467
Kakaku.com, Inc.	3,700	62,756
Kansai Paint Company, Ltd.	6,900	90,060
Kao Corp.	12,800	481,394
Kawasaki Kisen Kaisha, Ltd.	8,400	127,779
KDDI Corp.	38,800	1,147,280
Keio Corp.	4,370	153,473
Keisei Electric Railway Company, Ltd.	6,400	170,081
Keyence Corp.	1,870	708,571
Kikkoman Corp.	1,500	81,542
Kintetsu Group Holdings Company, Ltd.	6,800	230,121
Kirin Holdings Company, Ltd.	8,000	117,846
Kobayashi Pharmaceutical Company, Ltd.	1,400	74,410
Kobe Bussan Company, Ltd.	7,900	171,941
Koei Tecmo Holdings Company, Ltd. (B)	6,700	101,333
Koito Manufacturing Company, Ltd.	10,400	147,917
Komatsu, Ltd.	36,500	699,378
Konami Group Corp.	5,500	241,632
Kose Corp.	1,000	100,044
Kubota Corp.	22,300	311,541
Kyocera Corp.	8,100	405,504
Kyowa Kirin Company, Ltd.	2,900	68,386
Lasertec Corp.	2,100	300,797
Lixil Corp.	40,300	610,323
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
M3, Inc.	10,000	$299,122
Makita Corp.	2,500	45,750
Marubeni Corp.	70,900	621,541
MatsukiyoCocokara & Company	2,600	94,809
Mazda Motor Corp.	53,000	357,648
MEIJI Holdings Company, Ltd.	13,800	568,211
MINEBEA MITSUMI, Inc.	36,500	541,232
MISUMI Group, Inc.	16,200	346,594
Mitsubishi Chemical Group Corp.	132,000	596,880
Mitsubishi Corp.	33,200	900,388
Mitsubishi Electric Corp.	36,000	317,287
Mitsubishi Estate Company, Ltd.	20,300	255,807
Mitsubishi HC Capital, Inc.	95,300	409,065
Mitsubishi Heavy Industries, Ltd.	9,000	310,021
Mitsubishi Motors Corp. (A)	61,300	206,210
Mitsubishi UFJ Financial Group, Inc.	282,770	1,330,761
Mitsui & Company, Ltd.	37,800	837,457
Mitsui Chemicals, Inc.	21,800	404,070
Mitsui Fudosan Company, Ltd.	17,300	331,660
Mitsui O.S.K. Lines, Ltd. (B)	20,800	412,963
Mizuho Financial Group, Inc.	50,300	543,491
MonotaRO Company, Ltd.	13,000	198,365
MS&AD Insurance Group Holdings, Inc.	12,000	318,175
Murata Manufacturing Company, Ltd.	11,400	559,895
NEC Corp.	15,003	497,122
Nexon Company, Ltd.	3,800	63,838
NGK Insulators, Ltd.	16,600	193,993
Nidec Corp.	8,600	476,650
Nihon M&A Center Holdings, Inc.	15,600	176,639
Nintendo Company, Ltd.	22,170	905,385
Nippon Building Fund, Inc.	38	168,991
Nippon Express Holdings, Inc.	9,900	497,548
Nippon Paint Holdings Company, Ltd.	10,500	67,111
Nippon Prologis REIT, Inc.	53	111,074
Nippon Sanso Holdings Corp.	16,200	258,529
Nippon Shinyaku Company, Ltd.	1,500	83,157
Nippon Steel Corp.	36,100	496,076
Nippon Telegraph & Telephone Corp.	34,166	941,068
Nippon Yusen KK (B)	26,700	484,834
Nissan Chemical Corp.	8,000	360,615
Nissan Motor Company, Ltd.	66,400	211,930
Nisshin Seifun Group, Inc.	8,300	89,793
Nissin Foods Holdings Company, Ltd.	2,316	150,053
Nitori Holdings Company, Ltd.	2,201	200,427
Nitto Denko Corp.	13,594	716,124
Nomura Holdings, Inc.	155,200	503,080
Nomura Real Estate Master Fund, Inc.	113	128,863
Nomura Research Institute, Ltd.	9,400	209,015
NTT Data Corp.	15,000	217,681
Obayashi Corp.	53,800	345,672
Obic Company, Ltd.	1,100	165,553
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Odakyu Electric Railway Company, Ltd.	13,600	$161,862
Oji Holdings Corp.	78,400	272,173
Olympus Corp.	30,200	637,992
Omron Corp.	2,000	93,598
Ono Pharmaceutical Company, Ltd.	7,465	175,582
Oracle Corp. Japan	1,400	74,787
Oriental Land Company, Ltd.	2,100	281,865
ORIX Corp.	34,400	505,695
Osaka Gas Company, Ltd.	34,300	508,148
Otsuka Corp.	7,100	224,271
Otsuka Holdings Company, Ltd.	7,300	234,075
Pan Pacific International Holdings Corp.	18,800	308,748
Panasonic Holdings Corp.	65,504	469,129
Rakuten Group, Inc.	9,300	41,671
Recruit Holdings Company, Ltd.	24,000	741,144
Renesas Electronics Corp. (A)	21,300	178,629
Resona Holdings, Inc.	149,300	562,204
Ricoh Company, Ltd.	38,900	285,269
Rohm Company, Ltd.	5,200	366,293
SBI Holdings, Inc.	22,100	399,669
SCSK Corp.	8,100	119,728
Secom Company, Ltd.	2,261	129,163
Seiko Epson Corp.	41,700	568,400
Sekisui Chemical Company, Ltd.	50,400	630,699
Sekisui House, Ltd.	34,700	577,808
Seven & i Holdings Company, Ltd.	20,000	747,334
SG Holdings Company, Ltd.	19,300	256,061
Sharp Corp. (B)	11,500	68,937
Shimadzu Corp.	18,000	475,325
Shimano, Inc.	1,386	215,171
Shimizu Corp.	48,200	240,943
Shin-Etsu Chemical Company, Ltd.	5,998	627,099
Shionogi & Company, Ltd.	3,071	142,357
Shiseido Company, Ltd.	4,577	158,741
SMC Corp.	745	301,338
SoftBank Corp.	49,300	486,084
SoftBank Group Corp.	27,936	1,202,882
Sompo Holdings, Inc.	13,800	574,988
Sony Group Corp.	23,400	1,572,437
Square Enix Holdings Company, Ltd.	5,200	232,301
Subaru Corp.	17,400	271,065
SUMCO Corp.	17,700	224,949
Sumitomo Chemical Company, Ltd.	146,100	492,455
Sumitomo Corp.	29,700	378,756
Sumitomo Electric Industries, Ltd.	47,400	495,574
Sumitomo Metal Mining Company, Ltd.	26,300	739,978
Sumitomo Mitsui Financial Group, Inc.	31,100	873,148
Sumitomo Mitsui Trust Holdings, Inc.	18,875	543,132
Sumitomo Realty & Development Company, Ltd.	5,300	121,771
Suntory Beverage & Food, Ltd.	7,000	234,534
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Suzuki Motor Corp.	10,300	$347,872
Sysmex Corp.	4,048	218,639
T&D Holdings, Inc.	39,200	386,897
Taisei Corp.	15,761	429,985
Taiyo Yuden Company, Ltd.	4,900	133,680
Takeda Pharmaceutical Company, Ltd.	43,447	1,145,257
TDK Corp.	17,100	535,543
Terumo Corp.	7,900	240,452
The Chiba Bank, Ltd.	58,300	318,888
The Kansai Electric Power Company, Inc.	94,100	713,497
TIS, Inc.	11,500	310,644
Tobu Railway Company, Ltd.	7,900	182,837
Toho Company, Ltd.	4,200	149,763
Tokio Marine Holdings, Inc.	50,400	912,480
Tokyo Century Corp.	5,100	173,963
Tokyo Electric Power Company Holdings, Inc. (A)	69,000	225,149
Tokyo Electron, Ltd.	3,157	838,766
Tokyo Gas Company, Ltd.	45,700	816,933
Tokyu Corp.	32,000	369,442
TOPPAN, Inc.	21,900	326,949
Toray Industries, Inc.	140,500	684,847
Toshiba Corp.	4,800	167,315
Tosoh Corp.	21,900	238,545
TOTO, Ltd.	9,000	257,342
Toyo Suisan Kaisha, Ltd.	1,500	56,312
Toyota Industries Corp.	4,600	237,064
Toyota Motor Corp.	240,940	3,338,486
Toyota Tsusho Corp.	10,000	336,395
Trend Micro, Inc.	8,800	444,633
Unicharm Corp.	10,500	320,153
USS Company, Ltd.	15,000	226,764
Welcia Holdings Company, Ltd.	4,700	98,342
West Japan Railway Company	12,681	503,452
Yakult Honsha Company, Ltd.	3,800	210,664
Yamaha Corp.	4,766	180,206
Yamaha Motor Company, Ltd.	42,200	871,625
Yamato Holdings Company, Ltd.	27,700	410,743
Yaskawa Electric Corp.	14,200	394,564
Z Holdings Corp.	41,900	108,418
ZOZO, Inc.	10,000	212,938
Luxembourg - 0.3%		1,213,392
ArcelorMittal SA	46,424	1,039,483
Tenaris SA	11,204	173,909
Macau - 0.0%		121,470
Sands China, Ltd. (A)	69,600	121,470
Malaysia - 0.1%		233,567
Lynas Rare Earths, Ltd. (A)	43,849	233,567
14	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Mexico - 0.0%		$69,220
Fresnillo PLC	8,247	69,220
Netherlands - 4.3%		17,421,402
Adyen NV (A)(C)	301	432,139
Argenx SE (A)	482	188,077
Argenx SE, Additional Offering (A)	3	1,171
ASM International NV	2,354	523,014
ASML Holding NV	8,578	4,052,517
Heineken Holding NV	9,162	625,719
Heineken NV	5,208	435,464
ING Groep NV	92,026	905,355
JDE Peet’s NV	4,790	137,197
Koninklijke Ahold Delhaize NV	81,076	2,263,715
Koninklijke DSM NV	4,795	565,379
Koninklijke Philips NV	25,342	321,050
Prosus NV (A)	12,990	565,415
QIAGEN NV (A)	9,694	418,693
Stellantis NV	130,452	1,761,215
Universal Music Group NV	25,120	492,873
Wolters Kluwer NV	35,113	3,732,409
New Zealand - 0.1%		578,032
Auckland International Airport, Ltd. (A)	20,270	90,674
Contact Energy, Ltd.	6,092	26,721
Fisher & Paykel Healthcare Corp., Ltd.	9,477	107,801
Infratil, Ltd.	5,156	26,180
Mainfreight, Ltd.	1,168	51,597
Meridian Energy, Ltd.	27,774	78,740
Spark New Zealand, Ltd.	45,945	136,662
Xero, Ltd. (A)	1,195	59,657
Norway - 0.8%		3,019,438
Adevinta ASA (A)	2,001	13,703
Aker ASA, A Shares	915	64,465
Aker BP ASA (B)	11,273	359,327
DNB Bank ASA	23,014	407,294
Equinor ASA	29,106	1,064,791
Gjensidige Forsikring ASA	2,083	38,046
Kongsberg Gruppen ASA	2,699	96,726
Mowi ASA	6,744	100,574
Norsk Hydro ASA	33,828	214,678
Orkla ASA	12,119	81,781
Salmar ASA	631	21,376
Schibsted ASA, A Shares	870	13,397
Schibsted ASA, B Shares	1,421	21,089
Telenor ASA	16,801	152,709
TOMRA Systems ASA	5,642	91,178
Var Energi ASA	3,939	13,431
Yara International ASA	5,935	264,873
Portugal - 0.3%		1,008,239
EDP - Energias de Portugal SA	72,070	315,195
Galp Energia SGPS SA	52,704	535,225
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Portugal (continued)
Jeronimo Martins SGPS SA	7,611	$157,819
Singapore - 1.7%		6,933,206
CapitaLand Ascendas REIT	61,492	113,850
CapitaLand Integrated Commercial Trust	116,259	154,453
Capitaland Investment, Ltd.	37,700	80,190
City Developments, Ltd.	49,300	265,818
DBS Group Holdings, Ltd.	42,212	1,020,176
Genting Singapore, Ltd.	465,200	264,636
Grab Holdings, Ltd., Class A (A)	98,045	254,917
Great Eastern Holdings, Ltd.	5,700	72,101
Jardine Cycle & Carriage, Ltd.	11,900	250,093
Keppel Corp., Ltd.	107,300	528,500
Mapletree Logistics Trust (B)	64,400	69,174
Mapletree Pan Asia Commercial Trust	50,300	56,517
Oversea-Chinese Banking Corp., Ltd.	109,368	937,484
Sea, Ltd., ADR (A)	3,667	182,177
Singapore Airlines, Ltd. (A)	56,700	210,757
Singapore Exchange, Ltd.	67,200	399,847
Singapore Technologies Engineering, Ltd.	88,200	205,682
Singapore Telecommunications, Ltd.	184,500	325,949
United Overseas Bank, Ltd.	66,724	1,308,924
Wilmar International, Ltd.	84,600	231,961
Spain - 2.8%		11,278,571
Aena SME SA (A)(C)	4,044	476,229
Amadeus IT Group SA (A)	21,346	1,112,673
Banco Bilbao Vizcaya Argentaria SA	246,817	1,270,692
Banco Santander SA (B)	421,453	1,092,176
CaixaBank SA	114,903	380,781
Cellnex Telecom SA (A)(C)	6,168	201,782
Corp. ACCIONA Energias Renovables SA	8,183	321,566
EDP Renovaveis SA	1,891	39,828
Endesa SA	18,105	302,142
Ferrovial SA	28,865	704,945
Iberdrola SA	119,990	1,218,534
Industria de Diseno Textil SA (B)	31,081	704,692
Naturgy Energy Group SA	9,297	238,538
Repsol SA	170,231	2,312,567
Siemens Gamesa Renewable Energy SA (A)	6,089	108,084
Telefonica SA	230,328	793,342
Sweden - 2.9%		11,678,409
Alfa Laval AB	3,220	79,287
Assa Abloy AB, B Shares	10,823	218,410
Atlas Copco AB, A Shares (B)	68,492	731,626
Atlas Copco AB, B Shares	39,458	381,852
Axfood AB	4,548	112,522
Beijer Ref AB	7,076	109,690
Boliden AB	31,613	920,030
Castellum AB (B)	14,743	168,504
Electrolux AB, B Shares (B)	37,153	458,123
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Epiroc AB, A Shares	16,843	$257,665
Epiroc AB, B Shares	10,465	140,490
EQT AB (B)	2,673	52,635
Essity AB, B Shares	11,959	252,590
Evolution AB (C)	2,123	198,459
Fastighets AB Balder, B Shares (A)	15,273	57,351
Getinge AB, B Shares	8,790	178,418
Hennes & Mauritz AB, B Shares (B)	19,762	198,864
Hexagon AB, B Shares	22,702	224,340
Holmen AB, B Shares	5,691	206,310
Husqvarna AB, B Shares	53,605	318,221
Indutrade AB	16,163	282,804
Lifco AB, B Shares	8,674	125,238
Nibe Industrier AB, B Shares	15,705	125,209
Sagax AB, B Shares	5,376	99,051
Sandvik AB	29,785	465,220
Skandinaviska Enskilda Banken AB, A Shares	34,311	361,726
Skandinaviska Enskilda Banken AB, C Shares	305	3,478
Skanska AB, B Shares	32,492	505,149
SKF AB, B Shares	34,636	500,869
Svenska Cellulosa AB SCA, B Shares	16,988	200,312
Svenska Handelsbanken AB, A Shares	38,342	356,167
Svenska Handelsbanken AB, B Shares (B)	1,521	16,627
Sweco AB, B Shares	7,611	57,166
Swedbank AB, A Shares	25,187	375,282
Swedish Orphan Biovitrum AB (A)	7,174	131,983
Tele2 AB, B Shares	47,990	393,111
Telefonaktiebolaget LM Ericsson, B Shares	49,794	276,672
Telia Company AB (B)	91,946	243,377
Trelleborg AB, B Shares	16,588	365,221
Volvo AB, A Shares	13,656	233,069
Volvo AB, B Shares	75,329	1,232,482
Volvo Car AB, B Shares (A)(B)	14,802	62,809
Switzerland - 10.7%		43,010,916
ABB, Ltd.	167,569	4,661,625
Accelleron Industries AG (A)	8,349	141,660
Alcon, Inc.	30,846	1,878,346
Chocoladefabriken Lindt & Spruengli AG	6	583,362
Cie Financiere Richemont SA, A Shares	12,505	1,223,822
Coca-Cola HBC AG (A)	19,166	419,820
Givaudan SA	449	1,341,504
Glencore PLC	471,034	2,708,912
Holcim, Ltd. (A)	35,041	1,592,470
Kuehne + Nagel International AG	3,245	691,964
Lonza Group AG	1,444	743,680
Nestle SA	51,252	5,584,330
Novartis AG	47,722	3,857,816
Partners Group Holding AG	1,498	1,346,291
Roche Holding AG	13,264	4,407,637
Roche Holding AG, Bearer Shares	948	384,789
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Schindler Holding AG	1,015	$159,844
Schindler Holding AG, Participation Certificates	2,075	338,490
Sika AG	8,991	2,028,646
Sonova Holding AG	1,650	390,262
STMicroelectronics NV	53,196	1,661,411
Straumann Holding AG	4,543	432,987
Swiss Re AG	23,152	1,721,218
Swisscom AG	3,542	1,749,498
UBS Group AG	87,145	1,383,696
Zurich Insurance Group AG	3,693	1,576,836
United Arab Emirates - 0.0%		104
NMC Health PLC (A)	5,181	104
United Kingdom - 15.1%		60,448,510
3i Group PLC	95,179	1,271,726
Admiral Group PLC	20,666	479,921
Anglo American PLC	51,243	1,538,979
Ashtead Group PLC	19,874	1,041,127
Associated British Foods PLC	19,611	304,705
AstraZeneca PLC	14,725	1,738,424
Auto Trader Group PLC (C)	60,703	364,548
AVEVA Group PLC	5,984	214,958
Aviva PLC	159,882	769,639
BAE Systems PLC	36,033	337,867
Barclays PLC	443,760	754,940
BP PLC	661,381	3,653,584
British American Tobacco PLC	42,374	1,675,111
BT Group PLC	893,500	1,335,293
Bunzl PLC	15,093	493,690
Burberry Group PLC	34,668	724,457
CNH Industrial NV	25,923	335,763
Coca-Cola Europacific Partners PLC	13,950	660,145
Compass Group PLC	31,842	673,284
Croda International PLC	6,152	478,818
Diageo PLC	52,058	2,156,532
Entain PLC	27,603	401,390
Ferguson PLC	11,170	1,223,041
GSK PLC	79,434	1,306,728
Haleon PLC (A)	221,351	683,004
Halma PLC	16,892	411,338
HSBC Holdings PLC	440,126	2,266,643
Imperial Brands PLC	60,609	1,482,173
Informa PLC	94,802	606,439
InterContinental Hotels Group PLC	6,237	337,218
Intertek Group PLC	11,242	472,954
JD Sports Fashion PLC	150,802	169,181
Legal & General Group PLC	348,392	934,211
Lloyds Banking Group PLC	1,699,097	822,018
London Stock Exchange Group PLC	5,990	521,796
M&G PLC	142,402	287,248
Melrose Industries PLC	268,754	361,723
16	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Mondi PLC	47,249	$795,602
National Grid PLC	92,255	1,007,369
NatWest Group PLC	237,593	642,301
Next PLC	11,832	671,466
Ocado Group PLC (A)	7,146	38,867
Pearson PLC	29,446	325,601
Phoenix Group Holdings PLC	38,807	242,347
Prudential PLC	27,098	252,964
Reckitt Benckiser Group PLC	8,430	561,000
RELX PLC	50,583	1,363,368
Rentokil Initial PLC	121,703	762,828
Rightmove PLC	49,149	278,298
Rio Tinto PLC	29,276	1,529,282
Rolls-Royce Holdings PLC (A)	297,349	267,549
Schroders PLC	63,334	285,626
Segro PLC	30,646	276,981
Severn Trent PLC	16,047	462,447
Shell PLC	248,027	6,864,999
Smith & Nephew PLC	16,789	199,099
Smiths Group PLC	26,317	472,833
Spirax-Sarco Engineering PLC	4,728	585,185
SSE PLC	62,199	1,114,295
St. James’s Place PLC	24,447	299,766
Standard Chartered PLC	195,943	1,173,565
Tesco PLC	442,550	1,095,998
The Sage Group PLC	66,100	553,125
Unilever PLC	56,637	2,591,731
United Utilities Group PLC	29,941	323,835
Vodafone Group PLC	799,931	936,105
Whitbread PLC	15,162	448,988
WPP PLC	83,280	734,474
United States - 0.0%		30,620

Carnival PLC (A)	3,820	30,620

PREFERRED SECURITIES - 0.7%		$2,591,005
(Cost $3,306,623)
Germany - 0.7%		2,591,005
Bayerische Motoren Werke AG	2,886	213,073
Henkel AG & Company KGaA	9,376	591,035
Porsche Automobil Holding SE	10,798	604,047
Sartorius AG	761	268,587
Volkswagen AG	7,152	914,263

SHORT-TERM INVESTMENTS - 0.5%		$2,057,659
(Cost $2,057,611)
Short-term funds - 0.5%		2,057,659
John Hancock Collateral Trust, 3.1986% (D)(E)	205,810	2,056,251
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (D)	1,408	1,408
Total investments (Multifactor Developed International ETF) (Cost $444,289,461) - 99.9%		$400,560,234
Other assets and liabilities, net - 0.1%		452,291
Total net assets - 100.0%		$401,012,525

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-22.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 10-31-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%		$608,305,178
(Cost $695,046,926)
Brazil - 4.9%		30,259,304
Ambev SA	342,100	1,043,137
Atacadao SA	40,600	150,570
B3 SA - Brasil Bolsa Balcao	449,300	1,287,812
Banco Bradesco SA	188,405	597,467
Banco BTG Pactual SA	84,248	464,650
Banco do Brasil SA	117,500	828,977
BB Seguridade Participacoes SA	123,200	697,090
Caixa Seguridade Participacoes S/A	39,100	65,722
CCR SA	206,400	509,780
Centrais Eletricas Brasileiras SA	74,537	707,691
Cia de Saneamento Basico do Estado de Sao Paulo	70,400	806,335
Cia Energetica de Minas Gerais	32,890	108,375
Cia Siderurgica Nacional SA	95,300	223,028
Cosan SA	80,100	257,370
CPFL Energia SA	38,500	259,883
Energisa SA	30,800	284,624
Eneva SA (A)	39,900	107,824
Engie Brasil Energia SA	50,525	387,272
Equatorial Energia SA	100,559	575,499
Hapvida Participacoes e Investimentos SA (B)	271,963	404,271
Hypera SA	47,200	457,046
JBS SA	230,900	1,098,340
Klabin SA	105,700	435,511
Localiza Rent a Car SA	84,385	1,134,407
Localiza Rent a Car SA, Rights Offering	259	3,482
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
Lojas Renner SA	115,784	$681,829
Magazine Luiza SA (A)	188,828	160,858
Natura & Company Holding SA	107,300	305,710
Neoenergia SA	51,600	163,141
Pagseguro Digital, Ltd., Class A (A)	18,675	255,474
Petro Rio SA (A)	55,900	377,017
Petroleo Brasileiro SA	647,900	4,106,752
Raia Drogasil SA	193,100	968,214
Rede D’Or Sao Luiz SA (B)	31,136	190,890
Rumo SA	143,990	607,545
Sendas Distribuidora SA	72,600	274,226
Suzano SA	101,865	1,032,773
Telefonica Brasil SA	70,800	557,387
TIM SA	170,100	427,904
TOTVS SA	30,400	192,113
Vale SA	432,700	5,535,690
Vibra Energia SA	188,800	656,649
WEG SA	113,200	868,969
Chile - 0.4%		2,550,145
Banco de Chile	4,165,079	380,800
Banco de Credito e Inversiones SA	8,095	225,487
Banco Santander Chile	9,925,774	355,463
Cencosud SA	272,460	366,623
Cia Sud Americana de Vapores SA	1,340,399	93,023
Empresas CMPC SA	203,892	323,396
Empresas COPEC SA	42,721	294,308
Enel Americas SA	2,577,466	255,285
Enel Chile SA	3,592,026	126,354
Falabella SA	66,205	129,406
China - 20.3%		125,870,235
Agricultural Bank of China, Ltd., H Shares	4,443,000	1,267,836
Aier Eye Hospital Group Company, Ltd., A Shares	72,362	244,888
Airtac International Group	17,743	407,474
Alibaba Group Holding, Ltd., ADR (A)	107,765	6,851,699
Aluminum Corp. of China, Ltd., H Shares	702,000	200,320
Anhui Conch Cement Company, Ltd., H Shares	252,000	648,471
Anhui Gujing Distillery Company, Ltd., A Shares	2,800	75,599
ANTA Sports Products, Ltd.	199,200	1,750,963
Asymchem Laboratories Tianjin Company, Ltd., Class A	1,920	37,668
Avary Holding Shenzhen Company, Ltd., A Shares	28,000	114,131
Baidu, Inc., ADR (A)	43,222	3,309,509
Bank of Beijing Company, Ltd., Class A	162,900	90,170
Bank of China, Ltd., H Shares	9,350,000	3,013,497
Bank of Communications Company, Ltd., H Shares	4,288,000	2,092,147
Bank of Hangzhou Company, Ltd., A Shares	45,300	75,163
Bank of Jiangsu Company, Ltd., Class A	116,500	110,457
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Bank of Nanjing Company, Ltd., Class A	78,800	$111,421
Bank of Ningbo Company, Ltd., A Shares	86,015	280,015
Bank of Shanghai Company, Ltd., A Shares	140,600	107,493
Baoshan Iron & Steel Company, Ltd., A Shares	297,300	195,930
BeiGene, Ltd., ADR (A)	4,835	816,583
Beijing Kingsoft Office Software, Inc., Class A	710	28,283
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,400	24,077
Bilibili, Inc., Class Z (A)	23,880	206,558
Bloomage Biotechnology Corp., Ltd., Class A	700	10,165
BOE Technology Group Company, Ltd., A Shares	565,500	258,785
BYD Company, Ltd., H Shares	67,500	1,510,825
Changchun High & New Technology Industry Group, Inc., A Shares	3,300	73,202
China CITIC Bank Corp., Ltd., H Shares	1,928,000	727,005
China Coal Energy Company, Ltd., H Shares	347,000	255,503
China Construction Bank Corp., H Shares	11,029,000	5,858,829
China Eastern Airlines Corp., Ltd., H Shares (A)(C)	210,000	69,288
China Energy Engineering Corp., Ltd., H Shares	604,000	60,786
China Everbright Bank Company, Ltd., H Shares	633,000	163,696
China Galaxy Securities Company, Ltd., H Shares	341,500	127,902
China Hongqiao Group, Ltd.	403,500	286,311
China International Capital Corp., Ltd., H Shares (B)	298,000	414,551
China Jushi Company, Ltd., Class A	30,700	49,214
China Life Insurance Company, Ltd., H Shares	1,109,000	1,207,915
China Longyuan Power Group Corp., Ltd., H Shares	729,000	833,026
China Merchants Bank Company, Ltd., H Shares	478,000	1,571,036
China Merchants Securities Company, Ltd., H Shares (B)	140,740	130,523
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	48,100	86,399
China Minsheng Banking Corp., Ltd., H Shares (C)	1,208,500	351,011
China National Building Material Company, Ltd., H Shares	572,000	332,276
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	26,200	86,871
China Pacific Insurance Group Company, Ltd., H Shares	572,600	923,472
China Petroleum & Chemical Corp., H Shares	4,832,000	1,908,215
China Resources Microelectronics, Ltd., Class A	4,897	33,990
China Resources Mixc Lifestyle Services, Ltd. (B)	36,800	107,824
China Shenhua Energy Company, Ltd., H Shares	505,500	1,329,780
18	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Southern Airlines Company, Ltd., H Shares (A)(C)	210,000	$108,346
China Tourism Group Duty Free Corp., Ltd., A Shares	16,100	353,739
China Tower Corp., Ltd., H Shares (B)	7,910,000	715,440
China Vanke Company, Ltd., H Shares	363,872	467,248
Chongqing Zhifei Biological Products Company, Ltd., A Shares	14,400	168,493
CITIC Securities Company, Ltd., H Shares	398,250	595,611
CITIC, Ltd.	637,000	570,471
CMOC Group, Ltd., H Shares	876,000	282,334
Contemporary Amperex Technology Company, Ltd., A Shares	12,200	623,289
COSCO SHIPPING Holdings Company, Ltd., H Shares	876,199	945,420
CSC Financial Company, Ltd., H Shares (B)	157,500	114,165
CSPC Pharmaceutical Group, Ltd.	2,061,840	2,119,665
East Money Information Company, Ltd., A Shares	79,672	170,400
ENN Energy Holdings, Ltd.	187,200	1,861,304
Eve Energy Company, Ltd., A Shares	13,300	151,321
Flat Glass Group Company, Ltd., H Shares (C)	56,000	131,121
Focus Media Information Technology Company, Ltd., A Shares	133,400	81,883
Foshan Haitian Flavouring & Food Company, Ltd., Class A	17,170	140,398
Foxconn Industrial Internet Company, Ltd., Class A	69,900	78,533
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	153,600	550,818
Ganfeng Lithium Group Company, Ltd., H Shares (B)	42,600	288,166
GD Power Development Company, Ltd., Class A (A)	64,400	38,559
GF Securities Company, Ltd., H Shares	239,400	243,674
GigaDevice Semiconductor, Inc., Class A	2,200	24,798
Ginlong Technologies Company, Ltd., Class A (A)	1,200	30,713
GoerTek, Inc., A Shares	43,700	129,808
Gotion High-tech Company, Ltd., Class A	3,700	15,234
Great Wall Motor Company, Ltd., H Shares	467,500	510,389
Gree Electric Appliances, Inc. of Zhuhai, A Shares	32,900	129,236
Guangdong Haid Group Company, Ltd., A Shares	12,100	95,741
Guanghui Energy Company, Ltd., Class A	34,700	48,875
Guangzhou Automobile Group Company, Ltd., H Shares	356,000	216,779
Guangzhou Tinci Materials Technology Company, Ltd., Class A	14,800	86,181
Guosen Securities Company, Ltd., Class A	14,800	17,480
Guotai Junan Securities Company, Ltd., H Shares (B)	190,200	192,142
H World Group, Ltd., ADR	13,028	352,798
Haier Smart Home Company, Ltd., H Shares	507,400	1,269,494
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Haitong Securities Company, Ltd., H Shares	518,800	$253,787
Hangzhou First Applied Material Company, Ltd., Class A	6,020	52,838
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,500	10,755
Hangzhou Tigermed Consulting Company, Ltd., A Shares	5,200	59,384
Hansoh Pharmaceutical Group Company, Ltd. (B)	156,000	240,861
Henan Shuanghui Investment & Development Company, Ltd., A Shares	20,400	63,671
Hengli Petrochemical Company, Ltd., A Shares	106,600	224,049
Huadong Medicine Company, Ltd., Class A	8,600	48,228
Huaneng Power International, Inc., H Shares (A)	342,000	122,425
Huatai Securities Company, Ltd., H Shares (B)	275,400	269,792
Huaxia Bank Company, Ltd., Class A	105,709	69,376
Huayu Automotive Systems Company, Ltd., Class A	11,700	26,883
Huizhou Desay Sv Automotive Company, Ltd., Class A	2,900	41,164
Hundsun Technologies, Inc., Class A	3,770	21,529
Iflytek Company, Ltd., A Shares	18,300	87,832
Imeik Technology Development Company, Ltd., Class A	1,000	57,682
Industrial & Commercial Bank of China, Ltd., H Shares	7,715,000	3,351,421
Industrial Bank Company, Ltd., A Shares	187,800	386,736
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A	292,000	70,414
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	58,900	203,688
JA Solar Technology Company, Ltd., Class A	13,140	112,522
JD Health International, Inc. (A)(B)	62,850	344,681
JD.com, Inc., ADR	93,776	3,496,907
Jiangsu Eastern Shenghong Company, Ltd., Class A	30,300	50,814
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	8,900	67,275
Jiangsu Hengrui Medicine Company, Ltd., A Shares	38,751	213,437
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	6,600	33,802
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	12,790	228,950
Jiangsu Zhongtian Technology Company, Ltd., Class A	9,800	29,500
KE Holdings, Inc., ADR (A)	54,206	551,817
Kuaishou Technology (A)(B)	49,500	203,679
Kweichow Moutai Company, Ltd., A Shares	7,200	1,331,762
Lenovo Group, Ltd.	1,846,000	1,476,828
Li Auto, Inc., ADR (A)	26,048	354,774
Li Ning Company, Ltd.	330,000	1,706,784
Longfor Group Holdings, Ltd. (B)	360,000	458,607
LONGi Green Energy Technology Company, Ltd., A Shares	67,696	445,024
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Luxshare Precision Industry Company, Ltd., A Shares	64,900	$253,425
Luzhou Laojiao Company, Ltd., A Shares	14,000	299,907
Meituan, Class B (A)(B)	229,300	3,645,502
Metallurgical Corp. of China, Ltd., H Shares	414,000	65,925
Montage Technology Company, Ltd., Class A	1,968	15,299
Muyuan Foods Company, Ltd., A Shares	37,860	242,662
NARI Technology Company, Ltd., A Shares	48,660	162,676
NAURA Technology Group Company, Ltd., Class A	2,300	83,730
NetEase, Inc., ADR	32,386	1,801,309
New China Life Insurance Company, Ltd., H Shares	171,400	272,062
New Hope Liuhe Company, Ltd., A Shares (A)	23,600	41,680
Ninestar Corp., Class A	3,100	24,257
Ningbo Tuopu Group Company, Ltd., Class A	4,500	39,953
Ningxia Baofeng Energy Group Company, Ltd., Class A	54,200	85,177
NIO, Inc., ADR (A)	164,607	1,591,750
Nongfu Spring Company, Ltd., H Shares (B)	158,600	797,056
Oppein Home Group, Inc., Class A	3,500	39,044
Orient Securities Company, Ltd., H Shares (B)	80,400	30,010
PetroChina Company, Ltd., H Shares	2,524,000	964,604
Pharmaron Beijing Company, Ltd., H Shares (B)	23,750	79,874
PICC Property & Casualty Company, Ltd., H Shares	1,450,000	1,337,350
Pinduoduo, Inc., ADR (A)	31,755	1,741,127
Ping An Bank Company, Ltd., A Shares	249,700	353,753
Ping An Insurance Group Company of China, Ltd., H Shares	691,500	2,766,053
Poly Developments and Holdings Group Company, Ltd., A Shares	146,500	276,998
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,358,000	629,709
Rongsheng Petrochemical Company, Ltd., A Shares	120,150	176,144
SAIC Motor Corp., Ltd., Class A	44,100	83,081
Sany Heavy Industry Company, Ltd., A Shares	88,700	164,066
SDIC Power Holdings Company, Ltd., Class A	39,200	54,246
SF Holding Company, Ltd., A Shares	35,500	234,734
SG Micro Corp., Class A	1,350	27,682
Shaanxi Coal Industry Company, Ltd., A Shares	112,500	306,120
Shandong Gold Mining Company, Ltd., H Shares (B)	104,220	165,959
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	17,700	63,490
Shanghai Baosight Software Company, Ltd., Class A	11,200	64,942
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	67,500	170,430
Shanghai International Airport Company, Ltd., A Shares (A)	16,900	123,602
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shanghai Pudong Development Bank Company, Ltd., Class A	241,800	$219,981
Shanghai Putailai New Energy Technology Company, Ltd., Class A	8,600	58,809
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	10,645	338,926
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	215,200	35,091
Shenzhen Inovance Technology Company, Ltd., A Shares	22,750	207,906
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	10,300	459,271
Shenzhou International Group Holdings, Ltd.	183,800	1,273,747
Silergy Corp.	26,000	301,777
Smoore International Holdings, Ltd. (B)(C)	285,000	303,159
Sungrow Power Supply Company, Ltd., A Shares	11,100	199,108
Sunny Optical Technology Group Company, Ltd.	134,200	1,163,374
Suzhou Maxwell Technologies Company, Ltd., Class A	300	19,627
TBEA Company, Ltd., Class A	39,800	111,298
TCL Technology Group Corp., A Shares	182,300	97,662
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	16,300	88,216
Tencent Holdings, Ltd.	504,500	13,213,654
Tencent Music Entertainment Group, ADR (A)	41,160	148,588
The People’s Insurance Company Group of China, Ltd., H Shares	1,171,000	323,709
Tingyi Cayman Islands Holding Corp.	348,000	544,398
Tongwei Company, Ltd., A Shares	43,300	258,070
Trina Solar Company, Ltd., Class A	3,459	31,483
Trip.com Group, Ltd., ADR (A)	71,469	1,617,343
Tsingtao Brewery Company, Ltd., H Shares	48,000	336,312
Unigroup Guoxin Microelectronics Company, Ltd., Class A	6,219	139,835
Walvax Biotechnology Company, Ltd., Class A	7,400	38,984
Wanhua Chemical Group Company, Ltd., A Shares	41,100	452,525
Want Want China Holdings, Ltd.	428,000	281,340
Weichai Power Company, Ltd., H Shares	426,000	408,100
Wens Foodstuffs Group Company, Ltd., Class A (A)	29,000	71,123
Will Semiconductor Company, Ltd., A Shares	11,915	119,777
Wingtech Technology Company, Ltd., A Shares	9,300	61,010
Wuliangye Yibin Company, Ltd., A Shares	27,700	506,666
WuXi AppTec Company, Ltd., H Shares (B)	50,480	404,491
WuXi Biologics Cayman, Inc. (A)(B)	294,000	1,329,580
Wuxi Lead Intelligent Equipment Company, Ltd., Class A	5,000	34,315
Xinyi Solar Holdings, Ltd.	1,050,006	1,042,000
XPeng, Inc., ADR (A)	28,183	186,571
Yankuang Energy Group Company, Ltd., H Shares	284,000	799,557
20	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Yealink Network Technology Corp., Ltd., Class A	2,500	$23,594
Yonyou Network Technology Company, Ltd., A Shares	17,600	58,935
Yum China Holdings, Inc.	91,891	3,799,693
Yunnan Baiyao Group Company, Ltd., A Shares	12,140	90,751
Yunnan Energy New Material Company, Ltd., A Shares	8,300	168,352
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	6,300	196,805
Zhejiang Chint Electrics Company, Ltd., Class A	23,400	81,435
Zhejiang Huayou Cobalt Company, Ltd., A Shares	13,360	99,725
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	10,500	102,517
Zhejiang NHU Company, Ltd., A Shares	47,068	115,564
Zhongsheng Group Holdings, Ltd.	99,000	375,829
Zijin Mining Group Company, Ltd., H Shares	1,378,000	1,316,586
ZTO Express Cayman, Inc., ADR	84,025	1,419,182
Hong Kong - 1.3%		7,889,142
China Mengniu Dairy Company, Ltd. (A)	383,000	1,227,087
China Resources Beer Holdings Company, Ltd.	300,000	1,414,040
China Resources Gas Group, Ltd.	192,800	493,676
China Resources Land, Ltd.	598,000	1,874,023
China Resources Power Holdings Company, Ltd.	132,000	192,034
Geely Automobile Holdings, Ltd.	1,133,000	1,218,179
Sino Biopharmaceutical, Ltd.	2,174,500	1,055,414
The Wharf Holdings, Ltd.	145,000	414,689
India - 22.9%		142,099,166
ABB India, Ltd.	4,273	157,956
ACC, Ltd.	18,128	523,402
Adani Enterprises, Ltd.	21,442	867,756
Adani Green Energy, Ltd. (A)	31,853	810,779
Adani Ports & Special Economic Zone, Ltd.	89,204	889,481
Adani Total Gas, Ltd.	32,558	1,432,902
Adani Transmission, Ltd. (A)	21,457	868,869
Alkem Laboratories, Ltd.	4,972	189,534
Ambuja Cements, Ltd.	150,301	968,688
Apollo Hospitals Enterprise, Ltd.	13,812	752,525
Ashok Leyland, Ltd.	160,607	297,146
Asian Paints, Ltd.	57,601	2,164,800
Astral, Ltd.	9,581	235,771
AU Small Finance Bank, Ltd. (B)	43,485	309,941
Aurobindo Pharma, Ltd.	61,259	397,478
Avenue Supermarts, Ltd. (A)(B)	11,692	610,748
Axis Bank, Ltd.	289,855	3,172,464
Bajaj Auto, Ltd.	8,345	370,586
Bajaj Finance, Ltd.	23,324	2,013,510
Bajaj Finserv, Ltd.	32,770	668,048
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Bajaj Holdings & Investment, Ltd.	5,219	$419,273
Balkrishna Industries, Ltd.	10,294	244,362
Bandhan Bank, Ltd. (A)(B)	145,676	421,308
Bank of Baroda	151,922	271,258
Berger Paints India, Ltd.	41,664	295,100
Bharat Electronics, Ltd.	705,188	912,393
Bharat Petroleum Corp., Ltd.	262,952	964,578
Bharti Airtel, Ltd.	312,605	3,142,006
Biocon, Ltd.	35,604	116,433
Bosch, Ltd.	1,052	209,250
Britannia Industries, Ltd.	16,635	756,325
Canara Bank	36,495	128,186
Cholamandalam Investment and Finance Company, Ltd.	72,056	619,780
Cipla, Ltd.	110,994	1,566,138
Coal India, Ltd.	473,321	1,406,626
Colgate-Palmolive India, Ltd.	19,220	378,700
Container Corp. of India, Ltd.	33,605	323,272
Dabur India, Ltd.	116,219	781,182
Divi’s Laboratories, Ltd.	18,979	827,049
DLF, Ltd.	95,451	443,945
Dr. Reddy’s Laboratories, Ltd.	21,340	1,141,395
Eicher Motors, Ltd.	16,238	756,214
GAIL India, Ltd.	517,140	568,509
Godrej Consumer Products, Ltd. (A)	45,369	456,006
Godrej Properties, Ltd. (A)	10,641	162,872
Grasim Industries, Ltd.	58,650	1,222,207
Gujarat Fluorochemicals, Ltd.	2,139	97,806
Gujarat Gas, Ltd.	26,004	163,276
Havells India, Ltd.	43,284	637,410
HCL Technologies, Ltd.	157,644	1,978,037
HDFC Asset Management Company, Ltd. (B)	7,149	179,205
HDFC Bank, Ltd.	452,267	8,173,069
HDFC Life Insurance Company, Ltd. (B)	68,080	444,532
Hero MotoCorp, Ltd.	32,961	1,067,144
Hindalco Industries, Ltd.	371,355	1,819,147
Hindustan Aeronautics, Ltd.	17,283	528,621
Hindustan Petroleum Corp., Ltd.	187,267	482,773
Hindustan Unilever, Ltd.	107,926	3,335,403
Honeywell Automation India, Ltd.	269	127,722
Housing Development Finance Corp., Ltd.	195,122	5,822,250
ICICI Bank, Ltd.	563,348	6,184,561
ICICI Lombard General Insurance Company, Ltd. (B)	26,615	376,730
ICICI Prudential Life Insurance Company, Ltd. (B)	31,418	193,038
Indian Oil Corp., Ltd.	975,799	805,135
Indian Railway Catering & Tourism Corp, Ltd.	20,610	184,146
Indus Towers, Ltd.	237,519	532,841
Info Edge India, Ltd.	5,968	282,331
Infosys, Ltd.	396,385	7,370,791
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
InterGlobe Aviation, Ltd. (A)(B)	9,116	$196,273
ITC, Ltd.	420,085	1,770,876
Jindal Steel & Power, Ltd.	94,300	525,170
JSW Energy, Ltd.	49,310	200,749
JSW Steel, Ltd.	319,474	2,602,800
Jubilant Foodworks, Ltd.	54,391	402,918
Kotak Mahindra Bank, Ltd.	99,890	2,294,655
L&T Technology Services, Ltd. (B)	3,071	131,147
Larsen & Toubro Infotech, Ltd. (B)	6,371	364,585
Larsen & Toubro, Ltd.	103,024	2,528,321
Mahindra & Mahindra, Ltd.	153,469	2,502,707
Marico, Ltd.	90,813	577,061
Maruti Suzuki India, Ltd.	10,700	1,232,515
Max Healthcare Institute, Ltd. (A)	28,204	155,369
Mindtree, Ltd.	6,930	284,772
Mphasis, Ltd.	9,088	217,600
MRF, Ltd.	115	125,787
Muthoot Finance, Ltd.	29,178	368,331
Nestle India, Ltd.	5,151	1,265,761
NHPC, Ltd.	156,016	80,479
NMDC Steel, Ltd. (A)	216,143	100,529
NMDC, Ltd.	216,143	259,677
NTPC, Ltd.	1,149,479	2,408,591
Oberoi Realty, Ltd.	5,771	64,624
Oil & Natural Gas Corp., Ltd.	726,636	1,177,154
Page Industries, Ltd.	597	359,211
Petronet LNG, Ltd.	198,902	493,185
PI Industries, Ltd.	6,374	249,851
Pidilite Industries, Ltd.	22,088	691,372
Polycab India, Ltd.	2,669	89,507
Power Grid Corp. of India, Ltd.	886,516	2,436,975
Procter & Gamble Hygiene & Health Care, Ltd.	1,623	275,190
Punjab National Bank	317,280	164,433
Reliance Industries, Ltd.	343,360	10,559,945
Samvardhana Motherson International, Ltd.	347,559	271,447
SBI Cards & Payment Services, Ltd.	21,172	211,381
SBI Life Insurance Company, Ltd. (B)	32,675	499,712
Schaeffler India, Ltd.	2,119	70,960
Shree Cement, Ltd.	1,209	332,069
Shriram Transport Finance Company, Ltd.	27,813	412,268
Siemens, Ltd.	10,213	360,267
SRF, Ltd.	17,854	551,511
State Bank of India	251,603	1,743,159
Steel Authority of India, Ltd.	290,624	276,133
Sun Pharmaceutical Industries, Ltd.	131,564	1,617,421
Tata Communications, Ltd.	12,081	183,380
Tata Consultancy Services, Ltd.	109,067	4,190,273
Tata Consumer Products, Ltd.	69,055	642,645
Tata Elxsi, Ltd.	3,555	301,570
Tata Motors, Ltd. (A)	473,387	2,356,999
Tata Steel, Ltd.	1,893,442	2,312,549
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Tech Mahindra, Ltd.	143,741	$1,846,654
The Indian Hotels Company, Ltd.	27,809	112,140
The Tata Power Company, Ltd.	206,310	563,519
Titan Company, Ltd.	48,814	1,630,524
Torrent Pharmaceuticals, Ltd.	14,626	290,868
Trent, Ltd.	14,521	267,519
Tube Investments of India, Ltd.	5,667	186,384
TVS Motor Company, Ltd.	5,558	76,896
UltraTech Cement, Ltd.	19,685	1,595,442
United Breweries, Ltd.	7,849	156,549
United Spirits, Ltd. (A)	39,974	432,904
UPL, Ltd.	139,729	1,235,621
Varun Beverages, Ltd.	26,464	335,206
Vedanta, Ltd.	452,611	1,536,726
Voltas, Ltd.	11,346	120,207
Wipro, Ltd.	194,493	907,998
Zydus Lifesciences, Ltd.	55,343	289,426
Indonesia - 2.8%		17,385,177
Adaro Energy Indonesia Tbk PT	2,147,000	547,848
Allo Bank Indonesia Tbk PT (A)	259,800	38,310
Aneka Tambang Tbk	1,088,200	128,721
Astra International Tbk PT	2,900,000	1,236,416
Bank Central Asia Tbk PT	5,407,700	3,050,986
Bank Jago Tbk PT (A)	203,200	66,441
Bank Mandiri Persero Tbk PT	2,838,000	1,919,596
Bank Negara Indonesia Persero Tbk PT	1,508,100	908,873
Bank Rakyat Indonesia Persero Tbk PT	8,360,450	2,492,457
Barito Pacific Tbk PT	3,478,800	184,004
Bukit Asam Tbk PT	383,100	96,036
Charoen Pokphand Indonesia Tbk PT	1,404,600	502,045
Elang Mahkota Teknologi Tbk PT	2,515,100	249,132
Gudang Garam Tbk PT	92,400	142,769
Indah Kiat Pulp & Paper Tbk PT	335,800	206,679
Indofood CBP Sukses Makmur Tbk PT	449,600	280,324
Indofood Sukses Makmur Tbk PT	910,800	376,641
Kalbe Farma Tbk PT	3,342,300	439,283
Mayora Indah Tbk PT	662,600	101,955
Merdeka Copper Gold Tbk PT (A)	1,529,289	369,637
MNC Digital Entertainment Tbk PT (A)	251,700	81,089
Sarana Menara Nusantara Tbk PT	5,561,400	411,824
Semen Indonesia Persero Tbk PT	649,400	330,997
Sumber Alfaria Trijaya Tbk PT	1,099,800	198,842
Telkom Indonesia Persero Tbk PT	6,704,900	1,887,130
Tower Bersama Infrastructure Tbk PT	1,111,800	175,350
United Tractors Tbk PT	402,000	832,480
Vale Indonesia Tbk PT (A)	310,300	129,312
Malaysia - 2.0%		12,496,053
Axiata Group BHD	515,995	311,038
CIMB Group Holdings BHD	810,624	946,414
Dialog Group BHD	532,800	232,142
22	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
DiGi.Com BHD	436,400	$349,821
Genting BHD	439,200	412,447
Genting Malaysia BHD	518,000	300,195
HAP Seng Consolidated BHD	78,800	107,167
Hong Leong Bank BHD	84,600	378,624
Hong Leong Financial Group BHD	53,700	216,708
IHH Healthcare BHD	247,600	311,595
IOI Corp. BHD	405,200	349,665
Kuala Lumpur Kepong BHD	76,075	348,838
Malayan Banking BHD	714,122	1,297,442
Maxis BHD	272,400	221,815
MISC BHD	197,200	301,556
Mr. DIY Group M BHD (B)	122,500	52,337
Nestle Malaysia BHD	6,900	194,099
Petronas Chemicals Group BHD	218,800	403,540
Petronas Dagangan BHD	66,500	304,932
Petronas Gas BHD	85,500	309,232
PPB Group BHD	111,700	394,541
Press Metal Aluminium Holdings BHD	450,400	414,391
Public Bank BHD	1,696,100	1,603,546
RHB Bank BHD	357,090	432,012
Sime Darby BHD	596,400	283,820
Sime Darby Plantation BHD	353,238	328,732
Telekom Malaysia BHD	242,670	285,373
Tenaga Nasional BHD	709,500	1,263,534
Westports Holdings BHD	197,700	140,497
Mexico - 3.0%		18,542,665
America Movil SAB de CV, Series L	2,901,188	2,733,247
Arca Continental SAB de CV	49,364	402,542
Cemex SAB de CV (A)	2,826,788	1,099,441
Coca-Cola Femsa SAB de CV	16,985	106,639
El Puerto de Liverpool SAB de CV, Series C1	27,856	142,066
Fibra Uno Administracion SA de CV	331,140	385,877
Fomento Economico Mexicano SAB de CV	183,048	1,310,819
Gruma SAB de CV, Class B	20,555	236,783
Grupo Aeroportuario del Pacifico SAB de CV, Series B	45,828	709,527
Grupo Aeroportuario del Sureste SAB de CV, Series B	22,999	538,760
Grupo Bimbo SAB de CV, Series A	283,700	1,097,839
Grupo Carso SAB de CV, Series A1	67,204	270,522
Grupo Elektra SAB de CV	5,001	250,692
Grupo Financiero Banorte SAB de CV, Series O	335,004	2,722,192
Grupo Financiero Inbursa SAB de CV, Series O (A)	414,540	760,829
Grupo Mexico SAB de CV, Series B	536,708	1,929,813
Grupo Televisa SAB	553,852	585,969
Kimberly-Clark de Mexico SAB de CV, Class A	192,700	303,093
Orbia Advance Corp. SAB de CV	241,300	405,186
Sitios Latinoamerica SAB de CV (A)	145,549	43,044
Wal-Mart de Mexico SAB de CV	650,340	2,507,785
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Netherlands - 0.1%		$286,658
NEPI Rockcastle NV	56,952	286,658
Philippines - 1.1%		6,948,584
Aboitiz Equity Ventures, Inc.	425,050	415,882
Aboitiz Power Corp.	558,800	305,194
ACEN Corp.	675,320	72,834
Ayala Corp.	33,690	387,769
Ayala Land, Inc.	829,100	364,833
Bank of the Philippine Islands	460,510	762,881
BDO Unibank, Inc.	315,830	693,790
Emperador, Inc. (A)	265,700	89,774
Globe Telecom, Inc.	6,269	251,193
International Container Terminal Services, Inc.	111,660	333,342
JG Summit Holdings, Inc.	401,863	299,230
Jollibee Foods Corp.	57,680	230,919
Manila Electric Company	53,360	277,527
Metropolitan Bank & Trust Company	449,022	400,594
Monde Nissin Corp. (B)	595,300	119,985
PLDT, Inc.	18,545	522,908
SM Investments Corp.	36,085	510,607
SM Prime Holdings, Inc.	987,300	536,669
Universal Robina Corp.	177,010	372,653
Poland - 0.7%		4,165,102
Allegro.eu SA (A)(B)	31,173	151,574
Bank Polska Kasa Opieki SA	32,621	536,282
Cyfrowy Polsat SA	38,579	144,731
Dino Polska SA (A)(B)	6,812	445,724
KGHM Polska Miedz SA	20,545	411,903
LPP SA	186	323,166
PGE Polska Grupa Energetyczna SA (A)	135,629	154,920
Polski Koncern Naftowy ORLEN SA	66,276	762,861
Polskie Gornictwo Naftowe i Gazownictwo SA (A)	267,533	288,652
Powszechna Kasa Oszczednosci Bank Polski SA	93,198	509,221
Powszechny Zaklad Ubezpieczen SA	52,263	293,554
Santander Bank Polska SA	2,675	142,514
Russia - 0.1%		427,470
Gazprom PJSC, ADR (A)(D)	551,670	120,264
LUKOIL PJSC, ADR (D)	57,062	114,238
MMC Norilsk Nickel PJSC, ADR (D)	94,236	61,913
Novatek PJSC, GDR (A)(D)	5,960	29,287
Novolipetsk Steel PJSC, GDR (D)	6,243	2,597
Novolipetsk Steel PJSC, GDR (London Stock Exchange) (D)	174	72
Polyus PJSC, GDR (A)(D)	6,556	8,942
Polyus PJSC, GDR (London Stock Exchange) (A)(D)	318	434
Rosneft Oil Company PJSC, GDR (A)(D)	223,704	29,976
Sberbank of Russia PJSC, ADR (A)(D)	263,203	59,747
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Saudi Arabia - 4.2%		$26,088,564
ACWA Power Company	2,755	127,575
Al Rajhi Bank (A)	196,122	4,446,939
Alinma Bank	124,869	1,246,181
Almarai Company JSC	32,630	488,901
Bank AlBilad (A)	39,541	533,520
Bank Al-Jazira	45,813	285,055
Banque Saudi Fransi	78,696	904,756
Bupa Arabia for Cooperative Insurance Company	2,432	124,915
Dr Sulaiman Al Habib Medical Services Group Company	12,033	725,653
Elm Company	1,362	119,978
Etihad Etisalat Company	93,107	906,898
Jarir Marketing Company	8,645	377,315
Mouwasat Medical Services Company	5,497	320,380
Riyad Bank	178,120	1,704,146
SABIC Agri-Nutrients Company	28,587	1,209,653
Sahara International Petrochemical Company	72,827	785,920
Saudi Arabian Mining Company (A)	76,959	1,714,273
Saudi Basic Industries Corp.	88,187	2,074,685
Saudi Electricity Company	111,027	797,788
Saudi Industrial Investment Group	15,744	94,190
Saudi Kayan Petrochemical Company (A)	167,399	586,279
Saudi Tadawul Group Holding Company	973	56,243
Saudi Telecom Company	150,325	1,616,247
The Saudi British Bank	45,246	523,799
The Saudi Investment Bank	27,114	130,896
The Saudi National Bank	230,653	3,646,203
Yanbu National Petrochemical Company	45,408	540,176
South Africa - 4.2%		26,087,671
Absa Group, Ltd.	109,601	1,191,223
African Rainbow Minerals, Ltd.	20,968	295,121
Anglo American Platinum, Ltd.	7,337	583,335
AngloGold Ashanti, Ltd.	72,909	957,190
Aspen Pharmacare Holdings, Ltd.	53,844	443,175
Bid Corp., Ltd.	39,290	631,890
Capitec Bank Holdings, Ltd.	12,830	1,326,857
Clicks Group, Ltd.	35,799	606,309
Discovery, Ltd. (A)	93,081	608,908
Exxaro Resources, Ltd.	35,684	397,121
FirstRand, Ltd.	621,815	2,177,325
Gold Fields, Ltd.	192,195	1,552,934
Impala Platinum Holdings, Ltd.	141,346	1,446,725
Investec, Ltd.	37,525	184,486
Kumba Iron Ore, Ltd.	6,979	131,392
Mr. Price Group, Ltd.	17,057	164,133
MTN Group, Ltd.	247,593	1,749,284
Naspers, Ltd., N Shares	16,434	1,699,156
Nedbank Group, Ltd.	90,923	1,076,382
Northam Platinum Holdings, Ltd. (A)	49,248	461,944
Old Mutual, Ltd. (C)	725,024	411,117
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Pepkor Holdings, Ltd. (B)	131,393	$162,083
Sanlam, Ltd.	379,756	1,104,294
Sasol, Ltd.	82,484	1,387,069
Shoprite Holdings, Ltd.	81,766	1,040,678
Sibanye Stillwater, Ltd.	515,292	1,209,334
Standard Bank Group, Ltd.	183,074	1,709,953
The Bidvest Group, Ltd.	35,680	412,531
Vodacom Group, Ltd.	97,362	663,879
Woolworths Holdings, Ltd.	87,924	301,843
South Korea - 12.5%		77,591,881
AMOREPACIFIC Corp.	3,156	205,385
AMOREPACIFIC Group	4,604	79,833
Celltrion Healthcare Company, Ltd.	7,545	368,126
Celltrion Pharm, Inc. (A)	1,246	59,306
Celltrion, Inc.	9,083	1,224,287
CJ CheilJedang Corp.	2,003	582,149
CJ Logistics Corp. (A)	766	47,268
Coway Company, Ltd.	12,600	489,157
DB Insurance Company, Ltd.	6,975	275,680
Doosan Enerbility Company, Ltd. (A)	23,959	222,863
Ecopro BM Company, Ltd.	3,414	275,862
E-MART, Inc.	3,857	229,072
F&F Company, Ltd.	1,537	156,996
GS Holdings Corp.	15,245	492,309
Hana Financial Group, Inc.	62,204	1,801,337
Hanjin Kal Corp. (A)	2,206	61,637
Hankook Tire & Technology Company, Ltd.	16,844	432,201
Hanmi Pharm Company, Ltd.	740	131,433
Hanmi Science Company, Ltd.	1,224	27,540
Hanon Systems	27,215	149,024
Hanwha Solutions Corp. (A)	15,147	501,905
HD Hyundai Company, Ltd.	8,820	377,084
HLB, Inc. (A)	5,598	159,162
HMM Company, Ltd.	39,366	527,846
HYBE Company, Ltd. (A)	1,263	107,286
Hyundai Engineering & Construction Company, Ltd.	15,151	371,210
Hyundai Glovis Company, Ltd.	5,369	655,836
Hyundai Heavy Industries Company, Ltd. (A)	575	43,999
Hyundai Mobis Company, Ltd.	8,803	1,353,404
Hyundai Motor Company	18,586	2,146,370
Hyundai Steel Company	14,789	291,741
Iljin Materials Company, Ltd.	799	33,992
Industrial Bank of Korea	60,573	444,374
Kakao Corp.	23,366	831,659
Kakao Games Corp. (A)	2,433	67,552
Kangwon Land, Inc. (A)	11,875	191,741
KB Financial Group, Inc.	58,367	1,968,854
Kia Corp.	37,708	1,755,092
Korea Aerospace Industries, Ltd.	2,167	72,033
24	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Korea Electric Power Corp. (A)	48,322	$568,215
Korea Investment Holdings Company, Ltd.	9,160	318,634
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	8,083	412,534
Korea Zinc Company, Ltd.	1,630	732,353
Korean Air Lines Company, Ltd. (A)	25,259	409,620
KT&G Corp.	13,729	922,367
Kumho Petrochemical Company, Ltd.	2,914	267,987
L&F Company, Ltd. (A)	1,395	220,348
LG Chem, Ltd.	3,930	1,727,109
LG Corp.	26,080	1,450,059
LG Display Company, Ltd.	53,590	479,675
LG Electronics, Inc.	26,503	1,518,231
LG H&H Company, Ltd.	1,435	513,777
LG Innotek Company, Ltd.	1,916	398,816
LG Uplus Corp.	76,523	615,106
Lotte Chemical Corp.	3,453	358,766
Lotte Corp.	8,331	190,663
Macquarie Korea Infrastructure Fund	25,570	198,356
Meritz Financial Group, Inc.	6,237	95,014
Meritz Fire & Marine Insurance Company, Ltd.	5,310	117,238
Mirae Asset Securities Company, Ltd.	61,467	274,011
NAVER Corp.	9,969	1,186,244
NCSoft Corp.	1,953	534,712
Netmarble Corp. (B)	3,533	110,619
Orion Corp.	3,095	220,536
Pearl Abyss Corp. (A)	2,119	61,884
POSCO Chemical Company, Ltd.	2,467	345,513
POSCO Holdings, Inc.	10,513	1,837,718
Samsung Biologics Company, Ltd. (A)(B)	1,149	707,412
Samsung C&T Corp.	13,314	1,107,592
Samsung Card Company, Ltd.	5,010	108,680
Samsung Electro-Mechanics Company, Ltd.	8,648	734,605
Samsung Electronics Company, Ltd.	563,979	23,518,082
Samsung Engineering Company, Ltd. (A)	13,184	220,744
Samsung Fire & Marine Insurance Company, Ltd.	7,571	1,063,007
Samsung Heavy Industries Company, Ltd. (A)	93,730	338,874
Samsung Life Insurance Company, Ltd.	14,832	701,798
Samsung SDI Company, Ltd.	4,569	2,363,967
Samsung SDS Company, Ltd.	4,398	385,938
SD Biosensor, Inc.	2,733	56,696
Shinhan Financial Group Company, Ltd.	78,992	2,012,994
SK Biopharmaceuticals Company, Ltd. (A)	1,346	54,900
SK Bioscience Company, Ltd. (A)	1,603	85,076
SK Hynix, Inc.	77,132	4,478,091
SK IE Technology Company, Ltd. (A)(B)	1,718	62,716
SK Innovation Company, Ltd. (A)	7,426	901,891
SK Telecom Company, Ltd.	24,113	848,090
SK, Inc.	5,861	880,518
SKC Company, Ltd.	1,312	95,329
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
S-Oil Corp.	9,386	$569,308
Woori Financial Group, Inc.	98,553	812,944
Yuhan Corp.	4,381	183,919
Taiwan - 14.7%		91,162,310
Accton Technology Corp.	78,000	588,223
Advanced Energy Solution Holding Company, Ltd.	1,000	17,503
Advantech Company, Ltd.	52,989	481,830
ASE Technology Holding Company, Ltd.	720,000	1,796,509
Asia Cement Corp.	507,000	586,891
ASMedia Technology, Inc.	3,000	54,186
Asustek Computer, Inc.	129,000	944,806
AUO Corp.	1,353,600	709,934
Catcher Technology Company, Ltd.	148,000	778,524
Cathay Financial Holding Company, Ltd.	1,239,359	1,453,884
Chailease Holding Company, Ltd.	319,496	1,477,381
Chang Hwa Commercial Bank, Ltd.	1,243,139	640,425
Cheng Shin Rubber Industry Company, Ltd.	433,000	434,041
China Airlines, Ltd.	527,000	277,218
China Development Financial Holding Corp.	3,755,159	1,369,326
China Steel Corp.	1,724,000	1,436,555
Chunghwa Telecom Company, Ltd.	422,000	1,453,705
Compal Electronics, Inc.	847,000	554,634
CTBC Financial Holding Company, Ltd.	2,775,000	1,756,847
Delta Electronics, Inc.	159,000	1,270,618
E Ink Holdings, Inc.	50,000	318,877
E.Sun Financial Holding Company, Ltd.	2,080,927	1,498,255
Eclat Textile Company, Ltd.	24,000	316,177
eMemory Technology, Inc.	6,000	200,171
Eva Airways Corp.	382,000	277,409
Evergreen Marine Corp. Taiwan, Ltd.	179,000	763,830
Far Eastern New Century Corp.	823,000	821,148
Far EasTone Telecommunications Company, Ltd.	352,000	772,330
Feng TAY Enterprise Company, Ltd.	122,680	611,068
First Financial Holding Company, Ltd.	2,195,901	1,686,665
Formosa Chemicals & Fibre Corp.	575,000	1,240,205
Formosa Petrochemical Corp.	241,000	620,777
Formosa Plastics Corp.	610,000	1,573,155
Formosa Sumco Technology Corp.	3,000	13,546
Fubon Financial Holding Company, Ltd.	1,184,077	1,874,092
Giant Manufacturing Company, Ltd.	22,000	140,306
Globalwafers Company, Ltd.	46,000	511,785
Hiwin Technologies Corp.	36,845	189,814
Hon Hai Precision Industry Company, Ltd.	1,370,800	4,360,524
Hotai Motor Company, Ltd.	44,000	797,455
Hua Nan Financial Holdings Company, Ltd.	2,124,097	1,387,609
Innolux Corp.	1,691,875	622,196
Inventec Corp.	574,000	434,653
Largan Precision Company, Ltd.	14,000	803,786
Lite-On Technology Corp.	459,000	911,661
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
MediaTek, Inc.	177,000	$3,240,903
Mega Financial Holding Company, Ltd.	1,622,225	1,505,300
Micro-Star International Company, Ltd.	163,000	553,914
momo.com, Inc.	8,920	133,568
Nan Ya Plastics Corp.	800,000	1,695,710
Nan Ya Printed Circuit Board Corp.	29,000	190,348
Nanya Technology Corp.	223,000	377,174
Nien Made Enterprise Company, Ltd.	10,000	77,275
Novatek Microelectronics Corp.	115,000	860,113
Oneness Biotech Company, Ltd. (A)	19,000	134,440
Pegatron Corp.	458,000	838,607
PharmaEssentia Corp. (A)	7,307	102,952
Phison Electronics Corp.	13,000	119,218
Polaris Group/Tw (A)	11,000	30,758
Pou Chen Corp.	552,000	466,817
President Chain Store Corp.	107,000	889,937
Quanta Computer, Inc.	480,000	1,018,915
Realtek Semiconductor Corp.	69,000	546,047
Ruentex Development Company, Ltd.	160,500	197,247
Shin Kong Financial Holding Company, Ltd.	2,948,140	731,946
Sino-American Silicon Products, Inc.	106,000	407,914
SinoPac Financial Holdings Company, Ltd.	2,423,730	1,211,019
Synnex Technology International Corp.	90,000	146,916
TA Chen Stainless Pipe	239,150	280,174
Taishin Financial Holding Company, Ltd.	2,534,001	1,041,990
Taiwan Business Bank	341,000	126,463
Taiwan Cement Corp.	1,075,117	1,009,304
Taiwan Cooperative Financial Holding Company, Ltd.	2,015,843	1,564,003
Taiwan High Speed Rail Corp.	405,000	353,185
Taiwan Mobile Company, Ltd.	253,000	746,693
Taiwan Semiconductor Manufacturing Company, Ltd.	1,646,000	19,922,104
The Shanghai Commercial & Savings Bank, Ltd.	522,000	751,674
Unimicron Technology Corp.	218,000	842,300
Uni-President Enterprises Corp.	384,000	780,573
United Microelectronics Corp. (A)	1,599,000	1,940,287
Vanguard International Semiconductor Corp.	171,000	352,375
Voltronic Power Technology Corp.	7,000	284,584
Walsin Lihwa Corp.	142,000	157,545
Wan Hai Lines, Ltd.	174,950	367,573
Win Semiconductors Corp.	55,000	208,240
Winbond Electronics Corp.	384,000	232,384
Wiwynn Corp.	19,000	426,907
Yageo Corp.	64,469	734,273
Yang Ming Marine Transport Corp.	374,000	698,729
Yuanta Financial Holding Company, Ltd.	2,680,230	1,638,623
Zhen Ding Technology Holding, Ltd.	120,000	394,755
Thailand - 2.5%		15,538,212
Advanced Info Service PCL, NVDR	148,300	744,228
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Airports of Thailand PCL, NVDR (A)	345,000	$670,783
Asset World Corp. PCL, NVDR	829,700	132,979
B Grimm Power PCL, NVDR	101,900	90,361
Bangkok Bank PCL, NVDR	82,200	314,243
Bangkok Dusit Medical Services PCL, NVDR	346,300	268,414
Bangkok Expressway & Metro PCL, NVDR	970,000	239,569
Bank of Ayudhya PCL, NVDR	184,500	153,912
Berli Jucker PCL, NVDR	217,900	196,087
BTS Group Holdings PCL, NVDR	991,000	216,114
Bumrungrad Hospital PCL, NVDR	46,600	277,935
Carabao Group PCL, NVDR	46,700	110,738
Central Pattana PCL, NVDR	145,500	262,825
Central Retail Corp. PCL, NVDR	406,400	448,471
Charoen Pokphand Foods PCL, NVDR	935,900	620,901
CP ALL PCL, NVDR	356,300	561,692
Delta Electronics Thailand PCL, NVDR	42,900	653,757
Electricity Generating PCL, NVDR	46,900	210,101
Energy Absolute PCL, NVDR	262,600	665,815
Global Power Synergy PCL, NVDR	114,586	186,661
Gulf Energy Development PCL, NVDR	386,140	512,351
Home Product Center PCL, NVDR	562,600	215,816
Indorama Ventures PCL, NVDR	383,800	423,531
Intouch Holdings PCL, NVDR	82,800	156,637
Kasikornbank PCL, NVDR	109,900	421,582
Krung Thai Bank PCL, NVDR	661,000	303,928
Krungthai Card PCL, NVDR	134,200	200,983
Land & Houses PCL, NVDR	592,500	143,221
Minor International PCL, NVDR (A)	330,429	245,261
Muangthai Capital PCL, NVDR	93,200	88,768
Osotspa PCL, NVDR	116,000	80,767
PTT Exploration & Production PCL, NVDR	330,700	1,577,038
PTT Global Chemical PCL, NVDR	263,200	300,820
PTT Oil & Retail Business PCL, NVDR	305,700	193,573
PTT PCL, NVDR	1,491,800	1,411,056
SCB X PCL, NVDR	125,000	348,135
SCG Packaging PCL, NVDR	106,500	145,507
Thai Beverage PCL	1,183,100	480,731
Thai Oil PCL, NVDR	203,661	291,632
The Siam Cement PCL, NVDR	43,000	366,054
TMBThanachart Bank PCL, NVDR	3,228,385	115,360
True Corp. PCL, NVDR	3,759,000	489,875
Turkey - 0.4%		2,706,804
Akbank TAS	426,575	335,245
Aselsan Elektronik Sanayi Ve Ticaret AS	47,169	81,696
BIM Birlesik Magazalar AS	62,909	453,145
Enka Insaat ve Sanayi AS	201,547	203,032
Eregli Demir ve Celik Fabrikalari TAS	154,933	247,354
Ford Otomotiv Sanayi AS	9,881	192,809
KOC Holding AS	113,211	338,363
Turk Hava Yollari AO (A)	18,875	102,782
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	152,522	$210,218
Turkiye Is Bankasi AS, Class C	431,626	216,243
Turkiye Petrol Rafinerileri AS (A)	11,893	242,298
Turkiye Sise ve Cam Fabrikalari AS	23,253	41,524
Yapi ve Kredi Bankasi AS	85,026	42,095
United Kingdom - 0.0%		58,836
Pepco Group NV (A)(B)	8,360	58,836
United States - 0.0%		151,199

Parade Technologies, Ltd.	8,000	151,199

PREFERRED SECURITIES - 2.1%		$12,971,521
(Cost $14,786,810)
Brazil - 1.9%		11,854,224
Banco Bradesco SA	582,447	2,204,469
Braskem SA, A Shares	28,700	184,378
Centrais Eletricas Brasileiras SA, B Shares	35,560	361,343
Cia Energetica de Minas Gerais	201,660	436,967
Cia Paranaense de Energia, B Shares	111,400	157,103
Gerdau SA	239,300	1,174,325
Itau Unibanco Holding SA	455,250	2,637,496
Petroleo Brasileiro SA	808,000	4,590,305
Raizen SA	131,900	107,838
Chile - 0.2%		1,117,297

Sociedad Quimica y Minera de Chile SA, B Shares	11,743	1,117,297

RIGHTS - 0.0%		$3,461
(Cost $0)
HLB, Inc. (Expiration Date: 12-2-22; Strike Price: KRW 30,700.00) (A)	503	3,461

SHORT-TERM INVESTMENTS - 0.1%		$396,848
(Cost $396,849)
Short-term funds - 0.1%		396,848
John Hancock Collateral Trust, 3.1986% (E)(F)	27,913	278,877

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (E)	117,971	117,971
Total investments (Multifactor Emerging Markets ETF) (Cost $710,230,585) - 100.3%		$621,677,008
Other assets and liabilities, net - (0.3%)		(1,998,341)
Total net assets - 100.0%		$619,678,667

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
KRW	Korean Won

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 10-31-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 10-31-22.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 10-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.8%		$713,663,733
(Cost $659,837,127)
Communication services – 5.7%		40,444,123
Diversified telecommunication services – 0.8%
AT&T, Inc.	117,058	2,133,967
Lumen Technologies, Inc. (A)	65,332	480,844
Verizon Communications, Inc.	80,126	2,994,309
Entertainment – 1.2%
Activision Blizzard, Inc.	15,696	1,142,669
Electronic Arts, Inc.	8,051	1,014,104
Endeavor Group Holdings, Inc., Class A (B)	1,120	24,461
Liberty Media Corp.-Liberty Formula One, Series A (B)	879	45,726
Liberty Media Corp.-Liberty Formula One, Series C (B)	7,229	417,330
Live Nation Entertainment, Inc. (B)	4,619	367,719
Netflix, Inc. (B)	4,975	1,452,103
Roku, Inc. (B)	1,733	96,251
Spotify Technology SA (B)	1,103	88,880
Take-Two Interactive Software, Inc. (B)	4,257	504,369
The Walt Disney Company (B)	23,819	2,537,676
Warner Brothers Discovery, Inc. (B)	60,283	783,679
Warner Music Group Corp., Class A	2,530	65,831
Interactive media and services – 2.3%
Alphabet, Inc., Class A (B)	112,818	10,662,429
Alphabet, Inc., Class C (B)	22,504	2,130,229
Match Group, Inc. (B)	6,045	261,144
Meta Platforms, Inc., Class A (B)	34,068	3,173,775
Pinterest, Inc., Class A (B)	6,909	169,961
Snap, Inc., Class A (B)	10,818	107,206
ZoomInfo Technologies, Inc. (B)	3,282	146,147
Media – 1.2%
Cable One, Inc.	192	165,011
Charter Communications, Inc., Class A (B)	1,930	709,507
Comcast Corp., Class A	81,359	2,582,335
DISH Network Corp., Class A (B)	10,186	151,873
Fox Corp., Class A	12,551	362,347
Fox Corp., Class B	4,963	134,994
Liberty Broadband Corp., Series A (B)	504	43,001
Liberty Broadband Corp., Series C (B)	6,848	578,177
Liberty Media Corp.-Liberty SiriusXM, Series A	5,095	216,232
Liberty Media Corp.-Liberty SiriusXM, Series C (B)	3,820	161,166
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
News Corp., Class A	14,236	$240,161
News Corp., Class B	4,279	73,299
Nexstar Media Group, Inc.	667	114,257
Omnicom Group, Inc.	12,662	921,161
Paramount Global, Class A	239	5,038
Paramount Global, Class B	17,042	312,209
Sirius XM Holdings, Inc. (A)	30,109	181,858
The Interpublic Group of Companies, Inc.	23,192	690,890
The Trade Desk, Inc., Class A (B)	9,812	522,391
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (B)	9,748	1,477,407
Consumer discretionary – 10.3%		73,991,169
Auto components – 0.3%
Aptiv PLC (B)	7,636	695,411
Autoliv, Inc.	3,985	320,195
BorgWarner, Inc.	9,718	364,717
Gentex Corp.	9,927	262,966
Lear Corp.	3,437	476,746
Automobiles – 1.0%
Ford Motor Company	77,651	1,038,194
General Motors Company	27,693	1,086,950
Rivian Automotive, Inc., Class A (A)(B)	6,912	241,713
Tesla, Inc. (B)	20,870	4,748,760
Distributors – 0.3%
Genuine Parts Company	7,283	1,295,354
LKQ Corp.	11,213	623,891
Pool Corp.	1,432	435,657
Diversified consumer services – 0.1%
H&R Block, Inc.	1,847	76,004
Service Corp. International	9,110	552,157
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (B)	785	83,924
Aramark	10,834	395,441
Booking Holdings, Inc. (B)	536	1,002,041
Caesars Entertainment, Inc. (B)	5,234	228,883
Carnival Corp. (A)(B)	20,119	182,278
Chipotle Mexican Grill, Inc. (B)	614	919,975
Choice Hotels International, Inc.	246	31,941
Churchill Downs, Inc.	1,007	209,365
Darden Restaurants, Inc.	6,575	941,146
Domino’s Pizza, Inc.	1,255	416,961
DraftKings, Inc., Class A (A)(B)	5,843	92,319
Expedia Group, Inc. (B)	4,722	441,365
Hilton Worldwide Holdings, Inc.	8,272	1,118,871
Hyatt Hotels Corp., Class A (B)	1,553	146,308
Las Vegas Sands Corp. (B)	10,269	390,325
Marriott International, Inc., Class A	6,448	1,032,389
McDonald’s Corp.	10,164	2,771,316
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
MGM Resorts International	18,465	$656,800
Royal Caribbean Cruises, Ltd. (B)	7,110	379,532
Starbucks Corp.	16,694	1,445,533
Vail Resorts, Inc.	1,615	353,895
Wynn Resorts, Ltd. (B)	3,329	212,723
Yum! Brands, Inc.	8,217	971,660
Household durables – 0.7%
D.R. Horton, Inc.	15,853	1,218,779
Garmin, Ltd.	5,849	514,946
Lennar Corp., A Shares	10,767	868,897
Lennar Corp., B Shares	523	34,110
Mohawk Industries, Inc. (B)	2,672	253,172
Newell Brands, Inc.	16,013	221,140
NVR, Inc. (B)	207	877,214
PulteGroup, Inc.	11,612	464,364
Whirlpool Corp.	3,111	430,065
Internet and direct marketing retail – 1.9%
Amazon.com, Inc. (B)	121,779	12,475,041
Chewy, Inc., Class A (A)(B)	1,313	50,852
DoorDash, Inc., Class A (B)	785	34,171
eBay, Inc.	20,980	835,843
Etsy, Inc. (B)	3,068	288,116
Leisure products – 0.1%
Hasbro, Inc.	5,983	390,391
Mattel, Inc. (B)	9,688	183,684
Polaris, Inc.	1,149	116,738
Multiline retail – 0.8%
Dollar General Corp.	7,033	1,793,767
Dollar Tree, Inc. (B)	10,221	1,620,029
Target Corp.	14,219	2,335,471
Specialty retail – 2.5%
Advance Auto Parts, Inc.	2,877	546,400
AutoNation, Inc. (B)	805	85,580
AutoZone, Inc. (B)	435	1,101,803
Bath & Body Works, Inc.	5,578	186,194
Best Buy Company, Inc.	14,824	1,014,110
Burlington Stores, Inc. (B)	2,086	298,215
CarMax, Inc. (B)	7,987	503,261
Dick’s Sporting Goods, Inc.	2,240	254,822
Five Below, Inc. (B)	1,623	237,526
Floor & Decor Holdings, Inc., Class A (B)	3,016	221,284
Lithia Motors, Inc.	1,068	211,624
Lowe’s Companies, Inc.	9,262	1,805,627
Murphy USA, Inc.	340	106,933
O’Reilly Automotive, Inc. (B)	1,403	1,174,550
Penske Automotive Group, Inc.	409	45,653
RH (A)(B)	458	116,300
Ross Stores, Inc.	13,368	1,279,184
The Home Depot, Inc.	13,068	3,869,827
28	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
The TJX Companies, Inc.	24,840	$1,790,964
Tractor Supply Company	6,959	1,529,379
Ulta Beauty, Inc. (B)	2,815	1,180,527
Williams-Sonoma, Inc.	3,423	423,870
Textiles, apparel and luxury goods – 0.6%
Capri Holdings, Ltd. (B)	2,632	120,230
Deckers Outdoor Corp. (B)	1,070	374,425
Levi Strauss & Company, Class A (A)	1,911	28,589
Lululemon Athletica, Inc. (B)	3,873	1,274,372
NIKE, Inc., Class B	19,778	1,833,025
Ralph Lauren Corp.	1,010	93,617
Tapestry, Inc.	9,977	316,071
VF Corp.	11,211	316,711
Consumer staples – 6.5%		46,150,425
Beverages – 1.5%
Brown-Forman Corp., Class A	2,049	140,910
Brown-Forman Corp., Class B	7,837	532,916
Celsius Holdings, Inc. (B)	202	18,398
Constellation Brands, Inc., Class A	4,201	1,037,983
Keurig Dr. Pepper, Inc.	13,030	506,085
Molson Coors Beverage Company, Class B	7,398	373,081
Monster Beverage Corp. (B)	8,208	769,254
PepsiCo, Inc.	20,635	3,746,903
The Coca-Cola Company	52,951	3,169,117
Food and staples retailing – 1.7%
Albertsons Companies, Inc., Class A	5,446	111,697
BJ’s Wholesale Club Holdings, Inc. (B)	2,590	200,466
Casey’s General Stores, Inc.	505	117,519
Costco Wholesale Corp.	6,769	3,394,654
Performance Food Group Company (B)	2,377	123,699
Sysco Corp.	13,001	1,125,367
The Kroger Company	44,780	2,117,646
U.S. Foods Holding Corp. (B)	8,100	241,056
Walgreens Boots Alliance, Inc.	19,650	717,225
Walmart, Inc.	25,804	3,672,683
Food products – 1.7%
Archer-Daniels-Midland Company	15,837	1,535,872
Bunge, Ltd.	6,520	643,524
Campbell Soup Company	9,717	514,126
Conagra Brands, Inc.	19,630	720,421
Darling Ingredients, Inc. (B)	4,766	374,036
General Mills, Inc.	18,168	1,482,145
Hormel Foods Corp.	10,145	471,235
Kellogg Company	11,432	878,206
Lamb Weston Holdings, Inc.	5,719	493,092
McCormick & Company, Inc.	10,659	838,224
Mondelez International, Inc., Class A	24,575	1,510,871
Pilgrim’s Pride Corp. (B)	516	11,894
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
The Hershey Company	4,198	$1,002,356
The J.M. Smucker Company	4,259	641,661
The Kraft Heinz Company	13,815	531,463
Tyson Foods, Inc., Class A	11,231	767,639
Household products – 1.1%
Church & Dwight Company, Inc.	9,428	698,898
Colgate-Palmolive Company	14,321	1,057,463
Kimberly-Clark Corp.	6,390	795,299
The Clorox Company	5,695	831,698
The Procter & Gamble Company	35,194	4,739,576
Personal products – 0.1%
The Estee Lauder Companies, Inc., Class A	3,219	645,377
Tobacco – 0.4%
Altria Group, Inc.	26,647	1,232,957
Philip Morris International, Inc.	17,591	1,615,733
Energy – 5.4%		38,895,592
Energy equipment and services – 0.4%
Baker Hughes Company	24,742	684,364
Halliburton Company	25,600	932,352
NOV, Inc.	4,602	103,085
Schlumberger NV	22,649	1,178,427
Oil, gas and consumable fuels – 5.0%
Antero Resources Corp. (B)	2,835	103,931
APA Corp.	4,754	216,117
Cheniere Energy, Inc.	6,478	1,142,784
Chesapeake Energy Corp.	2,378	243,198
Chevron Corp.	28,893	5,226,744
ConocoPhillips	25,860	3,260,687
Continental Resources, Inc.	3,251	240,476
Coterra Energy, Inc.	16,006	498,267
Devon Energy Corp.	12,284	950,167
Diamondback Energy, Inc.	7,024	1,103,541
EOG Resources, Inc.	16,120	2,200,702
EQT Corp.	5,738	240,078
Exxon Mobil Corp.	60,859	6,743,786
Hess Corp.	10,418	1,469,771
HF Sinclair Corp.	1,664	101,787
Kinder Morgan, Inc.	55,359	1,003,105
Marathon Oil Corp.	29,354	893,829
Marathon Petroleum Corp.	15,876	1,803,831
Matador Resources Company	1,526	101,403
New Fortress Energy, Inc.	272	14,979
Occidental Petroleum Corp.	20,549	1,491,857
ONEOK, Inc.	15,317	908,604
Ovintiv, Inc.	4,992	252,845
Phillips 66	10,940	1,140,933
Pioneer Natural Resources Company	4,434	1,136,922
Range Resources Corp.	2,154	61,346
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Southwestern Energy Company (B)	12,982	$89,965
Targa Resources Corp.	4,995	341,508
Texas Pacific Land Corp.	162	373,227
The Williams Companies, Inc.	19,334	632,802
Valero Energy Corp.	15,995	2,008,172
Financials – 13.5%		96,516,964
Banks – 4.0%
Bank of America Corp.	102,982	3,711,471
Citigroup, Inc.	37,782	1,732,683
Citizens Financial Group, Inc.	20,386	833,787
Comerica, Inc.	7,165	505,133
Commerce Bancshares, Inc.	4,382	310,421
Cullen/Frost Bankers, Inc.	832	129,002
East West Bancorp, Inc.	5,928	424,267
Fifth Third Bancorp	35,874	1,280,343
First Citizens BancShares, Inc., Class A	229	188,265
First Horizon Corp.	15,804	387,356
First Republic Bank	6,125	735,613
Huntington Bancshares, Inc.	52,548	797,679
JPMorgan Chase & Co.	46,243	5,821,069
KeyCorp	46,031	822,574
M&T Bank Corp.	6,013	1,012,409
Regions Financial Corp.	55,257	1,212,891
Signature Bank	2,063	327,047
SVB Financial Group (B)	2,137	493,562
The PNC Financial Services Group, Inc.	8,646	1,399,182
Truist Financial Corp.	29,882	1,338,415
U.S. Bancorp	27,691	1,175,483
Webster Financial Corp.	2,850	154,641
Wells Fargo & Company	69,336	3,188,763
Western Alliance Bancorp	2,287	153,618
Zions Bancorp NA	8,096	420,506
Capital markets – 3.5%
Ameriprise Financial, Inc.	5,862	1,812,061
Ares Management Corp., Class A	3,666	277,993
BlackRock, Inc.	1,705	1,101,277
Cboe Global Markets, Inc.	3,618	450,441
CME Group, Inc.	4,563	790,768
FactSet Research Systems, Inc.	1,536	653,553
Franklin Resources, Inc.	13,148	308,321
Intercontinental Exchange, Inc.	10,436	997,369
Invesco, Ltd.	9,062	138,830
Jefferies Financial Group, Inc.	4,404	151,542
KKR & Company, Inc.	10,117	491,990
LPL Financial Holdings, Inc.	3,217	822,426
MarketAxess Holdings, Inc.	1,323	322,865
Moody’s Corp.	3,796	1,005,447
Morgan Stanley	27,480	2,258,032
Morningstar, Inc.	842	195,496
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
MSCI, Inc.	2,007	$941,002
Nasdaq, Inc.	13,783	857,854
Northern Trust Corp.	9,416	794,240
Raymond James Financial, Inc.	8,457	999,110
Robinhood Markets, Inc., Class A (B)	4,950	57,816
S&P Global, Inc.	5,136	1,649,940
SEI Investments Company	6,569	356,697
State Street Corp.	14,066	1,040,884
Stifel Financial Corp.	803	49,682
T. Rowe Price Group, Inc.	6,602	700,868
The Bank of New York Mellon Corp.	27,291	1,149,224
The Blackstone Group, Inc.	8,183	745,799
The Charles Schwab Corp.	23,068	1,837,828
The Goldman Sachs Group, Inc.	6,055	2,086,008
TPG, Inc. (A)	581	17,866
Tradeweb Markets, Inc., Class A	2,152	118,532
Consumer finance – 0.9%
Ally Financial, Inc.	24,612	678,307
American Express Company	12,046	1,788,229
Capital One Financial Corp.	14,177	1,503,046
Credit Acceptance Corp. (A)(B)	187	87,071
Discover Financial Services	14,544	1,519,266
Synchrony Financial	26,776	952,155
Diversified financial services – 1.1%
Apollo Global Management, Inc.	10,332	571,980
Berkshire Hathaway, Inc., Class B (B)	22,840	6,739,856
Equitable Holdings, Inc.	17,838	546,200
Insurance – 4.0%
Aflac, Inc.	24,418	1,589,856
American Financial Group, Inc.	3,399	493,229
American International Group, Inc.	28,950	1,650,150
Aon PLC, Class A	5,808	1,634,894
Arch Capital Group, Ltd. (B)	15,087	867,503
Arthur J. Gallagher & Company	7,293	1,364,374
Assurant, Inc.	1,873	254,466
Brown & Brown, Inc.	9,178	539,575
Chubb, Ltd.	6,543	1,406,025
Cincinnati Financial Corp.	6,253	646,060
CNA Financial Corp.	1,508	62,884
Erie Indemnity Company, Class A	903	232,080
Everest Re Group, Ltd.	1,808	583,369
Fidelity National Financial, Inc.	13,634	536,907
Globe Life, Inc.	4,874	563,044
Lincoln National Corp.	8,704	468,884
Loews Corp.	12,204	695,872
Markel Corp. (B)	479	577,722
Marsh & McLennan Companies, Inc.	8,443	1,363,460
MetLife, Inc.	15,660	1,146,469
Old Republic International Corp.	7,302	169,479
30	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Principal Financial Group, Inc.	13,871	$1,222,451
Prudential Financial, Inc.	11,293	1,187,911
Reinsurance Group of America, Inc.	2,952	434,446
The Allstate Corp.	13,345	1,684,806
The Hartford Financial Services Group, Inc.	20,640	1,494,542
The Progressive Corp.	11,149	1,431,532
The Travelers Companies, Inc.	11,833	2,182,715
Unum Group	2,405	109,644
W.R. Berkley Corp.	9,990	743,056
Willis Towers Watson PLC	4,803	1,048,063
Thrifts and mortgage finance – 0.0%
Rocket Companies, Inc., Class A	1,079	7,445
Health care – 14.0%		100,373,070
Biotechnology – 2.2%
AbbVie, Inc.	23,369	3,421,222
Alnylam Pharmaceuticals, Inc. (B)	2,448	507,372
Amgen, Inc.	9,871	2,668,625
Biogen, Inc. (B)	4,322	1,225,028
Biohaven, Ltd. (B)	406	6,727
BioMarin Pharmaceutical, Inc. (B)	5,931	513,803
Exact Sciences Corp. (B)	2,941	102,288
Gilead Sciences, Inc.	26,925	2,112,536
Horizon Therapeutics PLC (B)	6,002	374,045
Incyte Corp. (B)	4,986	370,659
Karuna Therapeutics, Inc. (B)	133	29,172
Moderna, Inc. (B)	4,664	701,139
Neurocrine Biosciences, Inc. (B)	2,189	251,998
Regeneron Pharmaceuticals, Inc. (B)	2,096	1,569,380
Sarepta Therapeutics, Inc. (B)	565	64,421
Seagen, Inc. (B)	2,954	375,631
United Therapeutics Corp. (B)	816	188,112
Vertex Pharmaceuticals, Inc. (B)	4,348	1,356,576
Health care equipment and supplies – 2.5%
Abbott Laboratories	26,354	2,607,465
ABIOMED, Inc. (B)	1,114	280,817
Align Technology, Inc. (B)	1,145	222,474
Baxter International, Inc.	13,660	742,421
Becton, Dickinson and Company	5,027	1,186,221
Boston Scientific Corp. (B)	24,020	1,035,502
Dentsply Sirona, Inc.	8,486	261,539
DexCom, Inc. (B)	6,359	768,040
Edwards Lifesciences Corp. (B)	11,960	866,263
Envista Holdings Corp. (B)	1,490	49,185
Hologic, Inc. (B)	13,837	938,149
IDEXX Laboratories, Inc. (B)	2,353	846,327
Insulet Corp. (B)	1,473	381,227
Intuitive Surgical, Inc. (B)	4,335	1,068,447
Masimo Corp. (B)	1,348	177,397
Medtronic PLC	18,081	1,579,195
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Novocure, Ltd. (B)	1,503	$106,202
ResMed, Inc.	5,648	1,263,401
Shockwave Medical, Inc. (B)	181	53,060
STERIS PLC	3,322	573,311
Stryker Corp.	4,865	1,115,253
Teleflex, Inc.	1,530	328,277
The Cooper Companies, Inc.	1,864	509,599
Zimmer Biomet Holdings, Inc.	7,816	885,944
Health care providers and services – 3.7%
Acadia Healthcare Company, Inc. (B)	1,040	84,552
agilon health, Inc. (B)	2,664	52,880
AmerisourceBergen Corp.	6,380	1,003,064
Cardinal Health, Inc.	12,092	917,783
Centene Corp. (B)	16,038	1,365,315
Chemed Corp.	177	82,636
Cigna Corp.	7,024	2,269,173
CVS Health Corp.	24,177	2,289,562
DaVita, Inc. (B)	3,078	224,725
Elevance Health, Inc.	4,782	2,614,654
HCA Healthcare, Inc.	4,843	1,053,207
Henry Schein, Inc. (B)	7,789	533,235
Humana, Inc.	3,654	2,039,224
Laboratory Corp. of America Holdings	5,582	1,238,423
McKesson Corp.	3,145	1,224,569
Molina Healthcare, Inc. (B)	2,698	968,204
Quest Diagnostics, Inc.	9,286	1,333,934
R1 RCM, Inc. (B)	1,052	18,578
UnitedHealth Group, Inc.	12,217	6,782,268
Universal Health Services, Inc., Class B	4,330	501,717
Health care technology – 0.1%
Doximity, Inc., Class A (A)(B)	524	13,870
Veeva Systems, Inc., Class A (B)	2,141	359,560
Life sciences tools and services – 1.9%
Agilent Technologies, Inc.	9,050	1,252,068
Avantor, Inc. (B)	16,554	333,894
Bio-Rad Laboratories, Inc., Class A (B)	786	276,444
Bio-Techne Corp.	1,075	318,480
Bruker Corp.	3,695	228,499
Charles River Laboratories International, Inc. (B)	1,732	367,617
Danaher Corp.	9,358	2,355,128
Illumina, Inc. (B)	2,760	631,543
IQVIA Holdings, Inc. (B)	6,112	1,281,503
Mettler-Toledo International, Inc. (B)	1,105	1,397,748
PerkinElmer, Inc.	5,056	675,380
Repligen Corp. (B)	1,048	191,250
Syneos Health, Inc. (B)	2,760	139,049
Thermo Fisher Scientific, Inc.	6,004	3,085,876
Waters Corp. (B)	2,657	794,895
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	2,514	$578,471
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Company	36,587	2,834,395
Catalent, Inc. (B)	5,927	389,582
Elanco Animal Health, Inc. (B)	14,876	196,214
Eli Lilly & Company	12,126	4,390,703
Jazz Pharmaceuticals PLC (B)	2,311	332,299
Johnson & Johnson	40,091	6,974,631
Merck & Company, Inc.	39,891	4,036,969
Organon & Company	6,296	164,829
Pfizer, Inc.	97,967	4,560,364
Royalty Pharma PLC, Class A	7,734	327,303
Viatris, Inc.	36,513	369,877
Zoetis, Inc.	8,174	1,232,476
Industrials – 11.1%		79,090,014
Aerospace and defense – 1.7%
Axon Enterprise, Inc. (B)	879	127,842
General Dynamics Corp.	5,000	1,249,000
HEICO Corp.	1,164	189,313
HEICO Corp., Class A	2,020	257,146
Howmet Aerospace, Inc.	16,057	570,826
Huntington Ingalls Industries, Inc.	1,917	492,803
L3Harris Technologies, Inc.	4,276	1,053,906
Lockheed Martin Corp.	3,869	1,882,965
Northrop Grumman Corp.	2,486	1,364,839
Raytheon Technologies Corp.	26,695	2,531,220
Textron, Inc.	11,425	781,927
The Boeing Company (B)	6,814	971,063
TransDigm Group, Inc.	1,450	834,852
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	6,366	622,086
Expeditors International of Washington, Inc.	8,030	785,736
FedEx Corp.	5,663	907,666
United Parcel Service, Inc., Class B	9,532	1,599,184
Airlines – 0.1%
American Airlines Group, Inc. (B)	5,981	84,811
Delta Air Lines, Inc. (B)	6,212	210,773
Southwest Airlines Company (B)	7,228	262,738
United Airlines Holdings, Inc. (B)	4,024	173,354
Building products – 1.0%
A.O. Smith Corp.	5,292	289,896
Advanced Drainage Systems, Inc.	1,415	163,970
Allegion PLC	5,042	528,250
Builders FirstSource, Inc. (B)	6,787	418,486
Carlisle Companies, Inc.	2,728	651,446
Carrier Global Corp.	33,081	1,315,301
Fortune Brands Home & Security, Inc.	6,014	362,764
Johnson Controls International PLC	21,637	1,251,484
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Lennox International, Inc.	1,385	$323,494
Masco Corp.	10,017	463,487
Owens Corning	5,574	477,190
Trane Technologies PLC	7,445	1,188,445
Commercial services and supplies – 0.7%
Cintas Corp.	2,191	936,762
Copart, Inc. (B)	8,877	1,021,033
Republic Services, Inc.	6,291	834,312
Rollins, Inc.	8,781	369,504
Tetra Tech, Inc.	889	125,598
Waste Management, Inc.	11,713	1,854,988
Construction and engineering – 0.2%
AECOM	4,905	369,248
Quanta Services, Inc.	4,665	662,617
WillScot Mobile Mini Holdings Corp. (B)	3,936	167,398
Electrical equipment – 0.9%
AMETEK, Inc.	9,437	1,223,601
Eaton Corp. PLC	9,789	1,469,035
Emerson Electric Company	14,214	1,230,932
Generac Holdings, Inc. (B)	1,470	170,388
Hubbell, Inc.	2,272	539,555
Plug Power, Inc. (A)(B)	11,978	191,408
Regal Rexnord Corp.	1,110	140,459
Rockwell Automation, Inc.	5,134	1,310,710
Sensata Technologies Holding PLC	6,913	277,972
Industrial conglomerates – 0.6%
3M Company	10,104	1,270,982
General Electric Company	13,585	1,057,049
Honeywell International, Inc.	11,059	2,256,257
Machinery – 2.8%
AGCO Corp.	1,784	221,519
Caterpillar, Inc.	10,424	2,256,379
Chart Industries, Inc. (B)	375	83,580
Cummins, Inc.	6,301	1,540,658
Deere & Company	5,591	2,213,030
Dover Corp.	7,367	962,793
Fortive Corp.	11,981	765,586
Graco, Inc.	5,743	399,598
IDEX Corp.	2,980	662,484
Illinois Tool Works, Inc.	7,155	1,527,807
Ingersoll Rand, Inc.	13,831	698,466
Lincoln Electric Holdings, Inc.	2,407	341,794
Nordson Corp.	1,839	413,775
Otis Worldwide Corp.	11,614	820,413
PACCAR, Inc.	17,497	1,694,235
Parker-Hannifin Corp.	6,221	1,807,947
Pentair PLC	6,664	286,219
RBC Bearings, Inc. (B)	248	62,875
Snap-on, Inc.	2,467	547,797
32	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	6,978	$547,703
The Middleby Corp. (B)	1,615	225,874
The Toro Company	3,983	419,928
Wabtec Corp.	6,252	583,187
Xylem, Inc.	6,354	650,840
Professional services – 0.7%
Booz Allen Hamilton Holding Corp.	5,913	643,630
Clarivate PLC (B)	7,226	74,645
CoStar Group, Inc. (B)	10,777	891,473
Dun & Bradstreet Holdings, Inc.	2,766	35,543
Equifax, Inc.	4,863	824,473
KBR, Inc.	1,461	72,714
Leidos Holdings, Inc.	5,850	594,302
Robert Half International, Inc.	5,262	402,333
TransUnion	7,088	420,106
Verisk Analytics, Inc.	5,911	1,080,708
Road and rail – 1.2%
AMERCO	401	230,651
Avis Budget Group, Inc. (B)	439	103,806
CSX Corp.	49,946	1,451,431
J.B. Hunt Transport Services, Inc.	5,003	855,863
Knight-Swift Transportation Holdings, Inc.	5,344	256,672
Norfolk Southern Corp.	7,348	1,675,858
Old Dominion Freight Line, Inc.	3,895	1,069,567
Uber Technologies, Inc. (B)	15,397	409,098
Union Pacific Corp.	11,233	2,214,474
Trading companies and distributors – 0.6%
Fastenal Company	23,007	1,111,928
United Rentals, Inc. (B)	4,453	1,405,857
W.W. Grainger, Inc.	2,305	1,346,927
Watsco, Inc.	1,164	315,397
Information technology – 21.8%		156,148,674
Communications equipment – 0.9%
Arista Networks, Inc. (B)	8,274	999,996
Ciena Corp. (B)	5,285	253,152
Cisco Systems, Inc.	70,653	3,209,766
F5, Inc. (B)	2,697	385,428
Juniper Networks, Inc.	16,430	502,758
Motorola Solutions, Inc.	3,713	927,173
Ubiquiti, Inc. (A)	190	65,883
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	19,748	1,497,491
Arrow Electronics, Inc. (B)	4,633	469,138
CDW Corp.	5,657	977,586
Cognex Corp.	5,184	239,656
Corning, Inc.	36,649	1,178,998
Flex, Ltd. (B)	30,738	601,850
Jabil, Inc.	4,661	299,469
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Keysight Technologies, Inc. (B)	7,932	$1,381,358
TD SYNNEX Corp.	372	34,042
TE Connectivity, Ltd.	9,149	1,118,282
Teledyne Technologies, Inc. (B)	1,468	584,235
Trimble, Inc. (B)	9,273	557,864
Zebra Technologies Corp., Class A (B)	1,997	565,590
IT services – 4.2%
Accenture PLC, Class A	10,181	2,890,386
Affirm Holdings, Inc. (A)(B)	842	16,899
Akamai Technologies, Inc. (B)	7,321	646,664
Amdocs, Ltd.	6,986	602,962
Automatic Data Processing, Inc.	7,086	1,712,686
Block, Inc. (B)	3,437	206,461
Broadridge Financial Solutions, Inc.	4,564	684,874
Cloudflare, Inc., Class A (B)	3,841	216,325
Cognizant Technology Solutions Corp., Class A	17,386	1,082,279
Concentrix Corp.	713	87,150
EPAM Systems, Inc. (B)	1,587	555,450
Fidelity National Information Services, Inc.	9,741	808,406
Fiserv, Inc. (B)	8,915	915,927
FleetCor Technologies, Inc. (B)	3,410	634,669
Gartner, Inc. (B)	3,424	1,033,774
Genpact, Ltd.	6,978	338,433
Global Payments, Inc.	6,862	784,052
Globant SA (B)	798	150,567
GoDaddy, Inc., Class A (B)	4,581	368,312
IBM Corp.	17,365	2,401,406
Jack Henry & Associates, Inc.	3,136	624,252
Mastercard, Inc., Class A	12,815	4,205,627
MongoDB, Inc. (B)	999	182,847
Okta, Inc. (B)	2,302	129,188
Paychex, Inc.	8,095	957,719
PayPal Holdings, Inc. (B)	14,118	1,179,982
Snowflake, Inc., Class A (B)	1,423	228,107
SS&C Technologies Holdings, Inc.	8,909	458,101
Switch, Inc., Class A	1,520	51,756
Twilio, Inc., Class A (B)	2,757	205,038
VeriSign, Inc. (B)	3,643	730,276
Visa, Inc., Class A	24,207	5,014,722
WEX, Inc. (B)	1,508	247,523
Semiconductors and semiconductor equipment – 4.3%
Advanced Micro Devices, Inc. (B)	22,761	1,367,026
Analog Devices, Inc.	9,794	1,396,820
Applied Materials, Inc.	18,013	1,590,368
Broadcom, Inc.	6,561	3,084,457
Enphase Energy, Inc. (B)	3,048	935,736
Entegris, Inc.	5,150	408,601
First Solar, Inc. (B)	3,067	446,463
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
GLOBALFOUNDRIES, Inc. (B)	638	$36,175
Intel Corp.	74,496	2,117,921
KLA Corp.	4,863	1,538,896
Lam Research Corp.	3,506	1,419,159
Lattice Semiconductor Corp. (B)	2,505	121,518
Marvell Technology, Inc.	25,569	1,014,578
Microchip Technology, Inc.	21,737	1,342,042
Micron Technology, Inc.	22,122	1,196,800
Monolithic Power Systems, Inc.	1,238	420,239
NVIDIA Corp.	25,908	3,496,803
NXP Semiconductors NV	3,334	487,031
ON Semiconductor Corp. (B)	18,298	1,124,046
Qorvo, Inc. (B)	4,798	413,012
Qualcomm, Inc.	19,977	2,350,494
Skyworks Solutions, Inc.	7,816	672,254
SolarEdge Technologies, Inc. (B)	1,414	325,262
Teradyne, Inc.	7,556	614,681
Texas Instruments, Inc.	16,264	2,612,486
Wolfspeed, Inc. (B)	3,723	293,186
Software – 6.6%
Adobe, Inc. (B)	5,454	1,737,099
ANSYS, Inc. (B)	3,107	687,144
AppLovin Corp., Class A (A)(B)	1,365	23,150
Aspen Technology, Inc. (B)	1,191	287,567
Atlassian Corp. (B)	1,813	367,549
Autodesk, Inc. (B)	3,654	783,052
Bentley Systems, Inc., Class B	1,229	43,359
Bill.com Holdings, Inc. (B)	1,767	235,647
Black Knight, Inc. (B)	5,115	309,304
Cadence Design Systems, Inc. (B)	6,198	938,315
Ceridian HCM Holding, Inc. (B)	3,743	247,749
Confluent, Inc., Class A (B)	906	24,353
Crowdstrike Holdings, Inc., Class A (B)	1,826	294,351
Datadog, Inc., Class A (B)	2,802	225,589
DocuSign, Inc. (B)	1,867	90,176
Dolby Laboratories, Inc., Class A	2,330	155,737
Dropbox, Inc., Class A (B)	7,644	166,257
Dynatrace, Inc. (B)	2,902	102,266
Elastic NV (B)	1,203	76,932
Fair Isaac Corp. (B)	926	443,406
Five9, Inc. (B)	964	58,091
Fortinet, Inc. (B)	18,056	1,032,081
Gitlab, Inc., Class A (A)(B)	362	17,543
HubSpot, Inc. (B)	908	269,276
Intuit, Inc.	4,207	1,798,493
Manhattan Associates, Inc. (B)	1,957	238,108
Microsoft Corp.	107,290	24,905,228
NortonLifeLock, Inc.	24,355	548,718
Oracle Corp.	22,388	1,747,831
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Palantir Technologies, Inc., Class A (B)	5,576	$49,013
Palo Alto Networks, Inc. (B)	4,600	789,314
Paycom Software, Inc. (B)	1,498	518,308
Paylocity Holding Corp. (B)	917	212,551
Procore Technologies, Inc. (B)	630	34,436
PTC, Inc. (B)	3,463	408,045
Qualtrics International, Inc., Class A (B)	1,082	12,952
Roper Technologies, Inc.	2,366	980,802
salesforce.com, Inc. (B)	11,042	1,795,319
Samsara, Inc., Class A (B)	1,104	13,590
SentinelOne, Inc., Class A (B)	1,800	41,112
ServiceNow, Inc. (B)	2,015	847,791
Splunk, Inc. (B)	3,718	309,003
Synopsys, Inc. (B)	3,868	1,131,583
Tyler Technologies, Inc. (B)	1,449	468,505
UiPath, Inc., Class A (B)	2,406	30,436
Unity Software, Inc. (B)	2,046	60,357
VMware, Inc., Class A	3,340	375,850
Workday, Inc., Class A (B)	2,670	416,039
Zendesk, Inc. (B)	2,369	181,679
Zoom Video Communications, Inc., Class A (B)	1,146	95,622
Zscaler, Inc. (B)	1,337	206,032
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	184,749	28,329,393
Dell Technologies, Inc., Class C	7,405	284,352
Hewlett Packard Enterprise Company	48,037	685,488
HP, Inc.	36,707	1,013,847
NetApp, Inc.	12,180	843,709
Pure Storage, Inc., Class A (B)	2,569	79,279
Seagate Technology Holdings PLC	11,165	554,454
Western Digital Corp. (B)	14,456	496,853
Materials – 4.2%		29,693,726
Chemicals – 2.4%
Air Products & Chemicals, Inc.	4,673	1,170,119
Albemarle Corp.	3,725	1,042,516
Celanese Corp.	5,993	576,047
CF Industries Holdings, Inc.	9,600	1,020,096
Corteva, Inc.	20,582	1,344,828
Dow, Inc.	24,262	1,134,006
DuPont de Nemours, Inc.	15,723	899,356
Eastman Chemical Company	6,388	490,662
Ecolab, Inc.	5,277	828,858
FMC Corp.	5,429	645,508
International Flavors & Fragrances, Inc.	8,016	782,442
Linde PLC	6,472	1,924,449
LyondellBasell Industries NV, Class A	12,369	945,610
Olin Corp.	3,829	202,746
PPG Industries, Inc.	9,471	1,081,399
RPM International, Inc.	5,502	520,324
34	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
The Mosaic Company	16,417	$882,414
The Sherwin-Williams Company	5,979	1,345,454
Westlake Corp.	1,697	164,015
Construction materials – 0.2%
Martin Marietta Materials, Inc.	2,415	811,392
Vulcan Materials Company	4,975	814,408
Containers and packaging – 0.7%
Amcor PLC	56,970	659,713
AptarGroup, Inc.	2,454	243,314
Avery Dennison Corp.	3,345	567,145
Ball Corp.	14,226	702,622
Berry Global Group, Inc. (B)	6,813	322,391
Crown Holdings, Inc.	5,810	398,508
Graphic Packaging Holding Company	3,127	71,796
International Paper Company	21,805	732,866
Packaging Corp. of America	4,662	560,419
Sealed Air Corp.	3,076	146,479
Westrock Company	10,735	365,634
Metals and mining – 0.9%
Alcoa Corp.	5,433	212,050
Cleveland-Cliffs, Inc. (B)	17,445	226,611
Freeport-McMoRan, Inc.	34,305	1,087,125
MP Materials Corp. (B)	361	10,844
Newmont Corp.	22,374	946,868
Nucor Corp.	15,165	1,992,378
Reliance Steel & Aluminum Company	3,238	652,392
Royal Gold, Inc.	433	41,118
Southern Copper Corp.	2,729	128,181
Steel Dynamics, Inc.	10,618	998,623
Real estate – 3.1%		22,202,719
Equity real estate investment trusts – 2.9%
Alexandria Real Estate Equities, Inc.	3,920	569,576
American Homes 4 Rent, Class A	7,527	240,412
American Tower Corp.	5,510	1,141,617
Americold Realty Trust, Inc.	4,543	110,168
Apartment Income REIT Corp.	825	31,705
AvalonBay Communities, Inc.	3,863	676,489
Boston Properties, Inc.	4,274	310,720
Camden Property Trust	2,722	314,527
Crown Castle, Inc.	5,889	784,768
CubeSmart	5,380	225,261
Digital Realty Trust, Inc.	6,606	662,252
EastGroup Properties, Inc.	467	73,174
Equinix, Inc.	1,253	709,749
Equity LifeStyle Properties, Inc.	4,713	301,443
Equity Residential	9,454	595,791
Essex Property Trust, Inc.	1,838	408,477
Extra Space Storage, Inc.	3,573	633,993
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Federal Realty Investment Trust	2,144	$212,213
Gaming and Leisure Properties, Inc.	6,152	308,338
Healthcare Realty Trust, Inc.	2,664	54,159
Healthpeak Properties, Inc.	14,316	339,719
Host Hotels & Resorts, Inc.	20,721	391,212
Invitation Homes, Inc.	15,237	482,861
Iron Mountain, Inc.	8,031	402,112
Kimco Realty Corp.	11,625	248,543
Lamar Advertising Company, Class A	2,344	216,187
Life Storage, Inc.	1,270	140,475
Medical Properties Trust, Inc.	14,635	167,571
Mid-America Apartment Communities, Inc.	3,156	496,912
National Retail Properties, Inc.	4,586	192,750
Omega Healthcare Investors, Inc.	2,115	67,215
Prologis, Inc.	14,983	1,659,367
Public Storage	2,169	671,848
Realty Income Corp.	12,981	808,327
Regency Centers Corp.	4,556	275,684
Rexford Industrial Realty, Inc.	2,468	136,431
SBA Communications Corp.	2,730	736,827
Simon Property Group, Inc.	7,293	794,791
STORE Capital Corp.	6,332	201,358
Sun Communities, Inc.	2,929	394,976
UDR, Inc.	8,289	329,571
Ventas, Inc.	10,414	407,500
VICI Properties, Inc.	21,744	696,243
Welltower, Inc.	11,335	691,888
Weyerhaeuser Company	27,331	845,348
WP Carey, Inc.	4,807	366,774
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (B)	16,892	1,198,318
Jones Lang LaSalle, Inc. (B)	2,394	380,861
Zillow Group, Inc., Class A (B)	836	25,857
Zillow Group, Inc., Class C (B)	2,280	70,361
Utilities – 4.2%		30,157,257
Electric utilities – 2.4%
Alliant Energy Corp.	10,832	565,105
American Electric Power Company, Inc.	14,541	1,278,445
Avangrid, Inc.	2,283	92,872
Constellation Energy Corp.	4,872	460,599
Duke Energy Corp.	15,188	1,415,218
Edison International	18,159	1,090,266
Entergy Corp.	11,674	1,250,752
Evergy, Inc.	12,263	749,637
Eversource Energy	15,028	1,146,336
Exelon Corp.	37,436	1,444,655
FirstEnergy Corp.	23,290	878,266
NextEra Energy, Inc.	20,918	1,621,145
NRG Energy, Inc.	11,687	518,903
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
OGE Energy Corp.	3,180	$116,483
PG&E Corp. (B)	31,743	473,923
Pinnacle West Capital Corp.	6,172	414,820
PPL Corp.	38,384	1,016,792
The Southern Company	18,777	1,229,518
Xcel Energy, Inc.	18,234	1,187,216
Gas utilities – 0.1%
Atmos Energy Corp.	5,227	556,937
UGI Corp.	12,114	427,988
Independent power and renewable electricity producers – 0.2%
Brookfield Renewable Corp., Class A	2,827	87,722
Clearway Energy, Inc., Class A	397	12,835
Clearway Energy, Inc., Class C	1,094	38,006
The AES Corp.	32,746	856,635
Vistra Corp.	15,681	360,193
Multi-utilities – 1.3%
Ameren Corp.	12,615	1,028,375
CenterPoint Energy, Inc.	28,386	812,123
CMS Energy Corp.	12,423	708,732
Consolidated Edison, Inc.	16,939	1,489,954
Dominion Energy, Inc.	11,812	826,486
DTE Energy Company	9,037	1,013,138
NiSource, Inc.	21,557	553,799
Public Service Enterprise Group, Inc.	21,294	1,193,955
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
Sempra Energy	6,335	$956,205
WEC Energy Group, Inc.	11,829	1,080,343
Water utilities – 0.2%
American Water Works Company, Inc.	6,093	885,557
Essential Utilities, Inc.	7,176	317,323

SHORT-TERM INVESTMENTS – 0.1%		$467,421
(Cost $467,425)
Short-term funds – 0.1%		467,421
John Hancock Collateral Trust, 3.1986% (C)(D)	30,366	303,383

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (C)	164,038	164,038
Total investments (Multifactor Large Cap ETF) (Cost $660,304,552) 99.9%		$714,131,154
Other assets and liabilities, net 0.1%		664,360
Total net assets 100.0%		$714,795,514

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-22.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	3	Long	Dec 2022	$586,582	$582,450	$(4,132)
						$(4,132)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR MID CAP ETF

As of 10-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$2,551,833,242
(Cost $2,380,682,515)
Communication services – 3.2%		80,997,622
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	140,844	3,298,566
Iridium Communications, Inc. (A)	35,488	1,828,697
Lumen Technologies, Inc.	818,981	6,027,700
Entertainment – 0.7%
Endeavor Group Holdings, Inc., Class A (A)	34,349	750,182
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Series A (A)	9,713	$505,270
Liberty Media Corp.-Liberty Formula One, Series C (A)	74,192	4,283,104
Live Nation Entertainment, Inc. (A)	32,524	2,589,236
Take-Two Interactive Software, Inc. (A)	48,346	5,728,034
Warner Brothers Discovery, Inc. (A)	166,077	2,159,001
Warner Music Group Corp., Class A	24,980	649,980

36	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment (continued)
World Wrestling Entertainment, Inc., Class A	12,589	$993,146
Interactive media and services – 0.1%
ZoomInfo Technologies, Inc. (A)	51,700	2,302,201
Media – 2.0%
Cable One, Inc.	2,847	2,446,797
DISH Network Corp., Class A (A)	100,380	1,496,666
Fox Corp., Class A	121,550	3,509,149
Fox Corp., Class B	52,795	1,436,024
Liberty Broadband Corp., Series A (A)	6,711	572,583
Liberty Broadband Corp., Series C (A)	43,725	3,691,702
Liberty Media Corp.-Liberty SiriusXM, Series A	33,318	1,414,016
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	49,002	2,067,394
News Corp., Class A	239,846	4,046,202
News Corp., Class B	69,478	1,190,158
Nexstar Media Group, Inc.	28,565	4,893,185
Omnicom Group, Inc.	83,868	6,101,397
Paramount Global, Class A	1,688	35,583
Paramount Global, Class B	140,981	2,582,772
Sirius XM Holdings, Inc. (B)	157,484	951,203
The Interpublic Group of Companies, Inc.	236,518	7,045,871
The New York Times Company, Class A	59,673	1,728,130
The Trade Desk, Inc., Class A (A)	87,785	4,673,673
Consumer discretionary – 11.6%		296,748,597
Auto components – 0.7%
Autoliv, Inc.	53,235	4,277,432
BorgWarner, Inc.	134,797	5,058,931
Gentex Corp.	135,976	3,602,004
Lear Corp.	36,630	5,080,947
QuantumScape Corp. (A)(B)	21,018	175,080
Automobiles – 0.2%
Harley-Davidson, Inc.	96,648	4,155,864
Distributors – 0.8%
Genuine Parts Company	51,570	9,172,240
LKQ Corp.	129,727	7,218,010
Pool Corp.	15,357	4,672,060
Diversified consumer services – 0.4%
ADT, Inc.	109,969	930,338
H&R Block, Inc.	46,367	1,908,002
Service Corp. International	118,327	7,171,799
Hotels, restaurants and leisure – 2.5%
Aramark	129,237	4,717,151
Boyd Gaming Corp.	45,095	2,604,687
Caesars Entertainment, Inc. (A)	47,986	2,098,428
Carnival Corp. (A)(B)	110,801	1,003,857
Choice Hotels International, Inc.	16,649	2,161,706
Churchill Downs, Inc.	13,911	2,892,236
Darden Restaurants, Inc.	45,196	6,469,355
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Domino’s Pizza, Inc.	11,116	$3,693,180
DraftKings, Inc., Class A (A)(B)	44,808	707,966
Dutch Bros, Inc., Class A (A)(B)	5,553	204,961
Expedia Group, Inc. (A)	30,238	2,826,346
Hilton Grand Vacations, Inc. (A)	15,489	607,788
Hyatt Hotels Corp., Class A (A)	19,951	1,879,584
Light & Wonder, Inc. (A)	21,383	1,200,442
Marriott Vacations Worldwide Corp.	20,064	2,964,657
MGM Resorts International	144,468	5,138,727
Norwegian Cruise Line Holdings, Ltd. (A)	138,282	2,335,583
Penn Entertainment, Inc. (A)	53,281	1,763,601
Planet Fitness, Inc., Class A (A)	29,604	1,938,470
Royal Caribbean Cruises, Ltd. (A)	48,033	2,564,002
Texas Roadhouse, Inc.	30,239	2,992,149
Vail Resorts, Inc.	20,221	4,431,028
Wyndham Hotels & Resorts, Inc.	47,458	3,603,486
Wynn Resorts, Ltd. (A)	34,009	2,173,175
Household durables – 2.1%
D.R. Horton, Inc.	131,615	10,118,561
Garmin, Ltd.	47,060	4,143,162
Leggett & Platt, Inc.	47,372	1,598,805
Lennar Corp., A Shares	92,615	7,474,031
Lennar Corp., B Shares	5,128	334,448
Mohawk Industries, Inc. (A)	27,176	2,574,926
Newell Brands, Inc.	209,640	2,895,128
NVR, Inc. (A)	1,453	6,157,451
PulteGroup, Inc.	165,312	6,610,827
Toll Brothers, Inc.	68,242	2,939,865
TopBuild Corp. (A)	17,300	2,943,422
Whirlpool Corp.	45,088	6,232,965
Internet and direct marketing retail – 0.2%
eBay, Inc.	64,895	2,585,417
Etsy, Inc. (A)	35,237	3,309,107
Wayfair, Inc., Class A (A)(B)	8,390	318,149
Leisure products – 0.6%
Brunswick Corp.	52,053	3,678,586
Hasbro, Inc.	62,938	4,106,705
Mattel, Inc. (A)	181,027	3,432,272
Polaris, Inc.	32,943	3,347,009
Multiline retail – 0.6%
Dillard’s, Inc., Class A	1,774	583,273
Dollar Tree, Inc. (A)	81,343	12,892,866
Macy’s, Inc.	137,916	2,875,549
Specialty retail – 2.8%
Advance Auto Parts, Inc.	37,423	7,107,376
AutoNation, Inc. (A)	46,492	4,942,565
Bath & Body Works, Inc.	74,637	2,491,383
Best Buy Company, Inc.	92,287	6,313,354
Burlington Stores, Inc. (A)	15,912	2,274,780
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
CarMax, Inc. (A)	66,251	$4,174,476
Dick’s Sporting Goods, Inc.	40,546	4,612,513
Five Below, Inc. (A)	24,024	3,515,912
Floor & Decor Holdings, Inc., Class A (A)	43,264	3,174,280
Lithia Motors, Inc.	16,901	3,348,933
Murphy USA, Inc.	7,378	2,320,455
Penske Automotive Group, Inc.	13,329	1,487,783
RH (A)	6,981	1,772,685
Tractor Supply Company	42,693	9,382,641
Ulta Beauty, Inc. (A)	18,507	7,761,281
Williams-Sonoma, Inc.	47,344	5,862,608
Textiles, apparel and luxury goods – 0.7%
Capri Holdings, Ltd. (A)	78,158	3,570,257
Deckers Outdoor Corp. (A)	14,913	5,218,506
Levi Strauss & Company, Class A (B)	41,453	620,137
Ralph Lauren Corp.	22,022	2,041,219
Skechers USA, Inc., Class A (A)	69,989	2,409,721
Tapestry, Inc.	151,450	4,797,936
Consumer staples – 4.1%		103,950,793
Beverages – 0.2%
Celsius Holdings, Inc. (A)	6,963	634,190
Molson Coors Beverage Company, Class B	77,443	3,905,450
National Beverage Corp.	6,827	323,736
Food and staples retailing – 1.0%
Albertsons Companies, Inc., Class A	53,270	1,092,568
BJ’s Wholesale Club Holdings, Inc. (A)	58,887	4,557,854
Casey’s General Stores, Inc.	19,820	4,612,312
Performance Food Group Company (A)	64,750	3,369,590
The Kroger Company	149,265	7,058,742
U.S. Foods Holding Corp. (A)	119,611	3,559,623
Food products – 2.5%
Bunge, Ltd.	70,922	7,000,001
Campbell Soup Company	77,379	4,094,123
Conagra Brands, Inc.	143,188	5,255,000
Darling Ingredients, Inc. (A)	92,534	7,262,068
Flowers Foods, Inc.	70,598	2,026,869
Hormel Foods Corp.	56,020	2,602,129
Ingredion, Inc.	40,075	3,571,484
Kellogg Company	59,229	4,549,972
Lamb Weston Holdings, Inc.	64,659	5,574,899
McCormick & Company, Inc.	64,013	5,033,982
Pilgrim’s Pride Corp. (A)	27,782	640,375
Post Holdings, Inc. (A)	36,354	3,287,129
The J.M. Smucker Company	39,438	5,941,729
Tyson Foods, Inc., Class A	84,459	5,772,773
Household products – 0.4%
Church & Dwight Company, Inc.	68,085	5,047,141
Reynolds Consumer Products, Inc.	27,967	854,112
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products (continued)
The Clorox Company	36,037	$5,262,843
Personal products – 0.0%
Coty, Inc., Class A (A)	157,988	1,060,099
Energy – 5.4%		138,217,173
Energy equipment and services – 0.7%
Baker Hughes Company	230,619	6,378,922
Halliburton Company	205,875	7,497,968
NOV, Inc.	138,480	3,101,952
Oil, gas and consumable fuels – 4.7%
Antero Resources Corp. (A)	92,252	3,381,958
APA Corp.	139,557	6,344,261
Cheniere Energy, Inc.	56,217	9,917,241
Chesapeake Energy Corp.	46,243	4,729,272
Chord Energy Corp.	11,478	1,757,167
Civitas Resources, Inc.	19,033	1,330,597
Continental Resources, Inc.	25,439	1,881,723
Coterra Energy, Inc.	271,905	8,464,403
Diamondback Energy, Inc.	69,368	10,898,406
DT Midstream, Inc.	28,409	1,696,017
EQT Corp.	107,650	4,504,076
Hess Corp.	69,840	9,853,027
HF Sinclair Corp.	61,393	3,755,410
Magnolia Oil & Gas Corp., Class A	49,557	1,272,624
Marathon Oil Corp.	326,935	9,955,171
Matador Resources Company	46,864	3,114,113
Murphy Oil Corp.	55,742	2,704,044
New Fortress Energy, Inc.	14,692	809,088
ONEOK, Inc.	114,512	6,792,852
Ovintiv, Inc.	125,731	6,368,275
PDC Energy, Inc.	46,109	3,326,303
Range Resources Corp.	93,939	2,675,383
SM Energy Company	42,482	1,910,840
Southwestern Energy Company (A)	324,690	2,250,102
Targa Resources Corp.	82,206	5,620,424
Texas Pacific Land Corp.	2,572	5,925,554
Financials – 15.1%		384,699,911
Banks – 5.0%
Bank OZK	21,698	932,580
BOK Financial Corp.	13,402	1,476,766
Cadence Bank	38,350	1,060,378
Citizens Financial Group, Inc.	167,193	6,838,194
Comerica, Inc.	64,136	4,521,588
Commerce Bancshares, Inc.	58,209	4,123,526
Cullen/Frost Bankers, Inc.	26,697	4,139,370
East West Bancorp, Inc.	79,631	5,699,191
Fifth Third Bancorp	255,333	9,112,835
First Citizens BancShares, Inc., Class A	4,288	3,525,251
First Financial Bankshares, Inc.	53,043	2,041,625
38	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Horizon Corp.	290,452	$7,118,979
First Interstate BancSystem, Inc., Class A	20,522	936,008
First Republic Bank	49,467	5,940,987
Glacier Bancorp, Inc.	30,515	1,747,899
Huntington Bancshares, Inc.	497,412	7,550,714
KeyCorp	349,356	6,242,992
M&T Bank Corp.	57,225	9,634,973
Old National Bancorp	22,422	438,574
Pinnacle Financial Partners, Inc.	34,452	2,859,171
Popular, Inc.	37,507	2,652,495
Prosperity Bancshares, Inc.	42,944	3,073,502
Regions Financial Corp.	376,768	8,270,058
Signature Bank	18,491	2,931,378
SouthState Corp.	25,484	2,304,518
SVB Financial Group (A)	18,003	4,157,973
Synovus Financial Corp.	80,718	3,216,612
United Bankshares, Inc.	10,353	438,450
Valley National Bancorp	151,604	1,799,539
Webster Financial Corp.	59,723	3,240,570
Western Alliance Bancorp	53,587	3,599,439
Wintrust Financial Corp.	25,440	2,381,693
Zions Bancorp NA	93,931	4,878,776
Capital markets – 3.8%
Affiliated Managers Group, Inc.	14,759	1,832,477
Ameriprise Financial, Inc.	38,750	11,978,400
Ares Management Corp., Class A	35,173	2,667,169
Cboe Global Markets, Inc.	47,897	5,963,177
FactSet Research Systems, Inc.	14,804	6,298,954
Franklin Resources, Inc.	140,598	3,297,023
Houlihan Lokey, Inc.	20,519	1,832,757
Interactive Brokers Group, Inc., Class A	29,699	2,380,375
Invesco, Ltd.	232,231	3,557,779
Jefferies Financial Group, Inc.	115,321	3,968,196
LPL Financial Holdings, Inc.	31,895	8,153,957
MarketAxess Holdings, Inc.	14,124	3,446,821
Morningstar, Inc.	10,115	2,348,501
Nasdaq, Inc.	125,244	7,795,187
Northern Trust Corp.	63,333	5,342,139
Raymond James Financial, Inc.	68,002	8,033,756
Robinhood Markets, Inc., Class A (A)	78,149	912,780
SEI Investments Company	65,447	3,553,772
State Street Corp.	101,483	7,509,742
Stifel Financial Corp.	59,900	3,706,013
TPG, Inc. (B)	17,643	542,522
Tradeweb Markets, Inc., Class A	18,864	1,039,029
Consumer finance – 0.6%
Ally Financial, Inc.	226,488	6,242,009
Credit Acceptance Corp. (A)(B)	4,348	2,024,516
Synchrony Financial	205,939	7,323,191
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Diversified financial services – 0.7%
Apollo Global Management, Inc.	75,002	$4,152,111
Equitable Holdings, Inc.	260,306	7,970,570
Voya Financial, Inc.	81,900	5,598,684
Insurance – 5.0%
American Financial Group, Inc.	43,477	6,308,947
Arch Capital Group, Ltd. (A)	111,527	6,412,803
Arthur J. Gallagher & Company	59,284	11,090,851
Assurant, Inc.	29,841	4,054,198
Brown & Brown, Inc.	72,052	4,235,937
Cincinnati Financial Corp.	47,358	4,893,029
CNA Financial Corp.	12,105	504,779
Erie Indemnity Company, Class A	10,670	2,742,297
Everest Re Group, Ltd.	18,567	5,990,828
Fidelity National Financial, Inc.	168,567	6,638,168
First American Financial Corp.	70,689	3,562,726
Globe Life, Inc.	51,236	5,918,783
Kinsale Capital Group, Inc.	5,672	1,787,644
Lincoln National Corp.	77,767	4,189,308
Loews Corp.	82,488	4,703,466
Markel Corp. (A)	4,004	4,829,224
Old Republic International Corp.	167,523	3,888,209
Principal Financial Group, Inc.	98,986	8,723,636
Reinsurance Group of America, Inc.	38,705	5,696,215
RenaissanceRe Holdings, Ltd.	21,439	3,316,185
The Hartford Financial Services Group, Inc.	149,167	10,801,182
Unum Group	68,187	3,108,645
W.R. Berkley Corp.	73,466	5,464,401
Willis Towers Watson PLC	34,280	7,480,239
Health care – 10.7%		274,597,721
Biotechnology – 1.8%
Alnylam Pharmaceuticals, Inc. (A)	26,004	5,389,589
Apellis Pharmaceuticals, Inc. (A)	14,964	905,172
Biohaven, Ltd. (A)	6,660	110,356
BioMarin Pharmaceutical, Inc. (A)	59,552	5,158,990
CRISPR Therapeutics AG (A)(B)	19,595	1,025,602
Exact Sciences Corp. (A)	38,590	1,342,160
Exelixis, Inc. (A)	183,711	3,045,928
Halozyme Therapeutics, Inc. (A)	39,987	1,911,778
Horizon Therapeutics PLC (A)	91,362	5,693,680
Incyte Corp. (A)	50,644	3,764,875
Ionis Pharmaceuticals, Inc. (A)	20,935	925,327
Karuna Therapeutics, Inc. (A)	4,232	928,247
Natera, Inc. (A)	19,001	892,287
Neurocrine Biosciences, Inc. (A)	38,655	4,449,964
Sarepta Therapeutics, Inc. (A)	19,865	2,265,007
Seagen, Inc. (A)	22,420	2,850,927
United Therapeutics Corp. (A)	25,589	5,899,032
Health care equipment and supplies – 2.8%
ABIOMED, Inc. (A)	17,185	4,331,995
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Dentsply Sirona, Inc.	126,669	$3,903,939
Envista Holdings Corp. (A)	85,399	2,819,021
Globus Medical, Inc., Class A (A)	41,344	2,770,048
Hologic, Inc. (A)	116,215	7,879,377
Inspire Medical Systems, Inc. (A)	6,573	1,281,406
Insulet Corp. (A)	16,345	4,230,249
Lantheus Holdings, Inc. (A)	18,435	1,364,006
Masimo Corp. (A)	23,037	3,031,669
Novocure, Ltd. (A)	22,893	1,617,619
Penumbra, Inc. (A)	11,576	1,984,937
QuidelOrtho Corp. (A)	7,154	642,572
ResMed, Inc.	46,777	10,463,547
Shockwave Medical, Inc. (A)	9,694	2,841,796
STERIS PLC	35,255	6,084,308
Teleflex, Inc.	17,938	3,848,777
The Cooper Companies, Inc.	18,186	4,971,871
Zimmer Biomet Holdings, Inc.	54,546	6,182,789
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	34,081	2,770,785
agilon health, Inc. (A)	48,016	953,118
AmerisourceBergen Corp.	45,343	7,128,826
Cardinal Health, Inc.	87,863	6,668,802
Chemed Corp.	7,996	3,733,093
DaVita, Inc. (A)	37,203	2,716,191
Encompass Health Corp.	67,675	3,684,227
Guardant Health, Inc. (A)	22,683	1,122,809
HealthEquity, Inc. (A)	21,509	1,675,766
Henry Schein, Inc. (A)	85,948	5,884,000
Laboratory Corp. of America Holdings	43,752	9,706,819
Molina Healthcare, Inc. (A)	24,439	8,770,180
Oak Street Health, Inc. (A)(B)	18,585	375,975
Option Care Health, Inc. (A)	45,365	1,372,745
Quest Diagnostics, Inc.	64,135	9,212,993
R1 RCM, Inc. (A)	45,844	809,605
Signify Health, Inc., Class A (A)	13,654	399,106
Tenet Healthcare Corp. (A)	50,343	2,233,215
Universal Health Services, Inc., Class B	51,120	5,923,274
Health care technology – 0.0%
Doximity, Inc., Class A (A)(B)	11,081	293,314
Teladoc Health, Inc. (A)	20,934	620,484
Life sciences tools and services – 2.2%
Avantor, Inc. (A)	192,607	3,884,883
Bio-Rad Laboratories, Inc., Class A (A)	9,134	3,212,519
Bio-Techne Corp.	16,012	4,743,715
Bruker Corp.	60,001	3,710,462
Charles River Laboratories International, Inc. (A)	20,767	4,407,796
Maravai LifeSciences Holdings, Inc., Class A (A)	30,640	508,624
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Mettler-Toledo International, Inc. (A)	7,971	$10,082,757
PerkinElmer, Inc.	51,471	6,875,496
Repligen Corp. (A)	20,143	3,675,896
Sotera Health Company (A)	39,270	270,178
Syneos Health, Inc. (A)	57,801	2,912,014
Waters Corp. (A)	18,897	5,653,415
West Pharmaceutical Services, Inc.	24,328	5,597,873
Pharmaceuticals – 1.0%
Catalent, Inc. (A)	77,052	5,064,628
Elanco Animal Health, Inc. (A)	176,214	2,324,263
Jazz Pharmaceuticals PLC (A)	36,677	5,273,786
Organon & Company	79,482	2,080,839
Perrigo Company PLC	47,136	1,898,638
Royalty Pharma PLC, Class A	68,346	2,892,403
Viatris, Inc.	657,785	6,663,362
Industrials – 16.7%		425,457,508
Aerospace and defense – 1.1%
Axon Enterprise, Inc. (A)	16,749	2,435,975
Curtiss-Wright Corp.	11,925	2,001,373
HEICO Corp.	11,018	1,791,968
HEICO Corp., Class A	17,932	2,282,744
Howmet Aerospace, Inc.	127,850	4,545,068
Huntington Ingalls Industries, Inc.	21,214	5,453,483
Textron, Inc.	82,696	5,659,714
Woodward, Inc.	27,599	2,530,828
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	50,532	4,937,987
Expeditors International of Washington, Inc.	65,915	6,449,783
GXO Logistics, Inc. (A)	55,298	2,020,589
Airlines – 0.2%
Alaska Air Group, Inc. (A)	20,511	911,919
American Airlines Group, Inc. (A)	56,760	804,857
Delta Air Lines, Inc. (A)	43,609	1,479,653
Southwest Airlines Company (A)	34,292	1,246,514
United Airlines Holdings, Inc. (A)	32,651	1,406,605
Building products – 1.8%
A.O. Smith Corp.	64,249	3,519,560
Advanced Drainage Systems, Inc.	28,630	3,317,644
Allegion PLC	44,769	4,690,448
Builders FirstSource, Inc. (A)	118,533	7,308,745
Carlisle Companies, Inc.	22,749	5,432,461
Fortune Brands Home & Security, Inc.	81,995	4,945,938
Lennox International, Inc.	12,675	2,960,500
Masco Corp.	99,917	4,623,160
Owens Corning	67,346	5,765,491
Trex Company, Inc. (A)	44,708	2,150,008
Commercial services and supplies – 0.8%
Clean Harbors, Inc. (A)	18,412	2,254,734
40	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
Copart, Inc. (A)	70,084	$8,061,062
Driven Brands Holdings, Inc. (A)	14,057	449,543
MSA Safety, Inc.	14,030	1,883,387
Rentokil Initial PLC, ADR	5,580	172,640
Rollins, Inc.	75,441	3,174,557
Stericycle, Inc. (A)	39,327	1,753,198
Tetra Tech, Inc.	19,554	2,762,589
Construction and engineering – 1.1%
AECOM	68,263	5,138,839
EMCOR Group, Inc.	28,521	4,024,313
MasTec, Inc. (A)	28,766	2,217,283
MDU Resources Group, Inc.	114,028	3,247,517
Quanta Services, Inc.	54,860	7,792,314
Valmont Industries, Inc.	4,905	1,565,774
WillScot Mobile Mini Holdings Corp. (A)	96,728	4,113,842
Electrical equipment – 1.9%
Acuity Brands, Inc.	16,321	2,996,046
AMETEK, Inc.	77,828	10,091,178
Generac Holdings, Inc. (A)	19,379	2,246,220
Hubbell, Inc.	34,477	8,187,598
nVent Electric PLC	51,897	1,894,241
Plug Power, Inc. (A)(B)	196,636	3,142,243
Regal Rexnord Corp.	23,992	3,035,948
Rockwell Automation, Inc.	38,018	9,705,995
Sensata Technologies Holding PLC	112,360	4,517,996
Sunrun, Inc. (A)	81,491	1,834,362
Machinery – 4.4%
AGCO Corp.	40,185	4,989,771
Chart Industries, Inc. (A)	9,328	2,079,025
Crane Holdings Company	20,412	2,048,140
Cummins, Inc.	16,883	4,128,062
Donaldson Company, Inc.	71,182	4,089,406
Dover Corp.	57,675	7,537,546
Fortive Corp.	81,514	5,208,745
Graco, Inc.	76,016	5,289,193
IDEX Corp.	24,815	5,516,623
Ingersoll Rand, Inc.	102,287	5,165,494
ITT, Inc.	45,186	3,451,759
Lincoln Electric Holdings, Inc.	30,113	4,276,046
Nordson Corp.	24,700	5,557,500
Oshkosh Corp.	40,835	3,593,480
Parker-Hannifin Corp.	43,765	12,718,984
Pentair PLC	78,614	3,376,471
RBC Bearings, Inc. (A)	6,827	1,730,849
Snap-on, Inc.	30,007	6,663,054
Stanley Black & Decker, Inc.	49,150	3,857,784
The Middleby Corp. (A)	29,346	4,104,332
The Toro Company	52,247	5,508,401
Wabtec Corp.	68,077	6,350,223
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Xylem, Inc.	52,826	$5,410,967
Professional services – 2.0%
ASGN, Inc. (A)	8,949	758,696
Booz Allen Hamilton Holding Corp.	68,630	7,470,376
CACI International, Inc., Class A (A)	11,576	3,519,451
Clarivate PLC (A)	107,421	1,109,659
CoStar Group, Inc. (A)	16,401	1,356,691
Dun & Bradstreet Holdings, Inc.	93,046	1,195,641
Equifax, Inc.	32,890	5,576,171
FTI Consulting, Inc. (A)	9,214	1,433,975
KBR, Inc.	44,072	2,193,463
Leidos Holdings, Inc.	68,847	6,994,167
Robert Half International, Inc.	65,501	5,008,206
Science Applications International Corp.	20,137	2,181,643
TransUnion	49,881	2,956,447
TriNet Group, Inc. (A)	19,894	1,292,712
Verisk Analytics, Inc.	41,380	7,565,505
Road and rail – 1.4%
AMERCO	6,385	3,672,588
Avis Budget Group, Inc. (A)	8,181	1,934,479
Hertz Global Holdings, Inc. (A)	103,893	1,911,631
J.B. Hunt Transport Services, Inc.	32,863	5,621,873
Knight-Swift Transportation Holdings, Inc.	89,444	4,295,995
Landstar System, Inc.	19,339	3,021,139
Lyft, Inc., Class A (A)	39,134	572,922
Old Dominion Freight Line, Inc.	33,296	9,143,082
Saia, Inc. (A)	12,910	2,567,283
XPO Logistics, Inc. (A)	65,661	3,397,300
Trading companies and distributors – 1.5%
Core & Main, Inc., Class A (A)	19,192	452,547
Fastenal Company	175,557	8,484,670
SiteOne Landscape Supply, Inc. (A)	17,822	2,065,035
United Rentals, Inc. (A)	35,204	11,114,255
W.W. Grainger, Inc.	17,111	9,998,813
Watsco, Inc.	13,456	3,646,038
WESCO International, Inc. (A)	24,365	3,356,766
Information technology – 14.8%		379,131,022
Communications equipment – 1.1%
Arista Networks, Inc. (A)	81,055	9,796,307
Ciena Corp. (A)	101,661	4,869,562
F5, Inc. (A)	36,259	5,181,774
Juniper Networks, Inc.	177,395	5,428,287
Lumentum Holdings, Inc. (A)	43,156	3,212,964
Ubiquiti, Inc. (B)	1,349	467,766
Electronic equipment, instruments and components – 3.0%
Arrow Electronics, Inc. (A)	53,494	5,416,802
CDW Corp.	51,008	8,814,692
Cognex Corp.	76,502	3,536,687
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Coherent Corp. (A)	72,854	$2,448,623
Corning, Inc.	152,369	4,901,711
Flex, Ltd. (A)	377,538	7,392,194
Jabil, Inc.	116,162	7,463,409
Keysight Technologies, Inc. (A)	68,482	11,926,140
Littelfuse, Inc.	16,760	3,691,390
National Instruments Corp.	47,890	1,828,440
TD SYNNEX Corp.	17,856	1,634,003
Teledyne Technologies, Inc. (A)	16,185	6,441,306
Trimble, Inc. (A)	101,277	6,092,824
Zebra Technologies Corp., Class A (A)	19,659	5,567,822
IT services – 3.5%
Affirm Holdings, Inc. (A)(B)	9,223	185,106
Akamai Technologies, Inc. (A)	75,195	6,641,974
Amdocs, Ltd.	83,152	7,176,849
Broadridge Financial Solutions, Inc.	43,597	6,542,166
Cloudflare, Inc., Class A (A)	34,839	1,962,132
Concentrix Corp.	32,071	3,920,038
DXC Technology Company (A)	171,463	4,929,561
EPAM Systems, Inc. (A)	18,274	6,395,900
ExlService Holdings, Inc. (A)	7,282	1,324,232
FleetCor Technologies, Inc. (A)	23,778	4,425,561
Gartner, Inc. (A)	24,870	7,508,750
Genpact, Ltd.	99,110	4,806,835
Globant SA (A)	15,771	2,975,672
GoDaddy, Inc., Class A (A)	61,537	4,947,575
Jack Henry & Associates, Inc.	30,144	6,000,465
MongoDB, Inc. (A)	9,833	1,799,734
Okta, Inc. (A)	16,015	898,762
SS&C Technologies Holdings, Inc.	97,214	4,998,744
Switch, Inc., Class A	44,665	1,520,843
The Western Union Company	177,148	2,393,269
VeriSign, Inc. (A)	26,156	5,243,232
WEX, Inc. (A)	20,630	3,386,208
Semiconductors and semiconductor equipment – 3.0%
Amkor Technology, Inc.	58,523	1,216,693
Enphase Energy, Inc. (A)	36,789	11,294,223
Entegris, Inc.	56,777	4,504,687
First Solar, Inc. (A)	47,609	6,930,442
Lattice Semiconductor Corp. (A)	67,171	3,258,465
MKS Instruments, Inc.	44,566	3,661,097
Monolithic Power Systems, Inc.	15,166	5,148,099
ON Semiconductor Corp. (A)	205,116	12,600,276
Qorvo, Inc. (A)	57,568	4,955,453
Skyworks Solutions, Inc.	69,612	5,987,328
SolarEdge Technologies, Inc. (A)	18,865	4,339,516
Teradyne, Inc.	84,276	6,855,853
Universal Display Corp.	25,447	2,423,063
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Wolfspeed, Inc. (A)	47,846	$3,767,873
Software – 3.2%
ANSYS, Inc. (A)	30,743	6,799,122
AppLovin Corp., Class A (A)(B)	15,435	261,778
Aspen Technology, Inc. (A)	16,465	3,975,474
Bentley Systems, Inc., Class B	23,701	836,171
Bill.com Holdings, Inc. (A)	23,566	3,142,762
Black Knight, Inc. (A)	58,079	3,512,037
Ceridian HCM Holding, Inc. (A)	57,135	3,781,766
Confluent, Inc., Class A (A)	11,128	299,121
Dolby Laboratories, Inc., Class A	38,486	2,572,404
Dropbox, Inc., Class A (A)	145,763	3,170,345
Dynatrace, Inc. (A)	51,261	1,806,438
Elastic NV (A)	17,250	1,103,138
Fair Isaac Corp. (A)	12,027	5,759,009
Five9, Inc. (A)	18,229	1,098,480
Gitlab, Inc., Class A (A)(B)	9,681	469,141
Guidewire Software, Inc. (A)	38,749	2,302,078
HashiCorp, Inc., Class A (A)(B)	7,442	228,693
HubSpot, Inc. (A)	10,744	3,186,241
Informatica, Inc., Class A (A)	11,285	218,478
Manhattan Associates, Inc. (A)	28,146	3,424,524
NortonLifeLock, Inc.	185,641	4,182,492
Paycom Software, Inc. (A)	15,558	5,383,068
Paycor HCM, Inc. (A)(B)	14,509	442,089
Paylocity Holding Corp. (A)	13,004	3,014,197
Procore Technologies, Inc. (A)	7,982	436,296
PTC, Inc. (A)	47,808	5,633,217
Qualtrics International, Inc., Class A (A)	12,342	147,734
Qualys, Inc. (A)	12,145	1,731,391
Samsara, Inc., Class A (A)	15,558	191,519
SentinelOne, Inc., Class A (A)	24,713	564,445
Splunk, Inc. (A)	22,253	1,849,447
Tyler Technologies, Inc. (A)	14,380	4,649,485
UiPath, Inc., Class A (A)	20,170	255,151
Zendesk, Inc. (A)	28,038	2,150,234
Zscaler, Inc. (A)	13,842	2,133,052
Technology hardware, storage and peripherals – 1.0%
Hewlett Packard Enterprise Company	482,890	6,890,840
NetApp, Inc.	90,168	6,245,937
Pure Storage, Inc., Class A (A)	96,720	2,984,779
Seagate Technology Holdings PLC	79,995	3,972,552
Western Digital Corp. (A)	153,812	5,286,518
Materials – 7.2%		183,994,023
Chemicals – 2.7%
Albemarle Corp.	26,986	7,552,572
Ashland, Inc.	13,061	1,370,360
Axalta Coating Systems, Ltd. (A)	112,424	2,621,728
Celanese Corp.	57,256	5,503,447
42	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	66,764	$7,094,343
Eastman Chemical Company	54,761	4,206,192
FMC Corp.	41,647	4,951,828
Huntsman Corp.	121,758	3,258,244
International Flavors & Fragrances, Inc.	36,895	3,601,321
Livent Corp. (A)	29,208	922,097
LyondellBasell Industries NV, Class A	71,327	5,452,949
Olin Corp.	79,524	4,210,796
RPM International, Inc.	59,015	5,581,049
The Chemours Company	54,040	1,547,165
The Mosaic Company	148,672	7,991,120
Valvoline, Inc.	62,704	1,840,989
Westlake Corp.	22,443	2,169,116
Construction materials – 0.5%
Martin Marietta Materials, Inc.	19,078	6,409,826
Vulcan Materials Company	41,270	6,755,899
Containers and packaging – 2.2%
Amcor PLC	480,865	5,568,417
AptarGroup, Inc.	34,356	3,406,397
Avery Dennison Corp.	33,573	5,692,302
Ball Corp.	99,640	4,921,220
Berry Global Group, Inc. (A)	90,639	4,289,037
Crown Holdings, Inc.	52,683	3,613,527
Graphic Packaging Holding Company	145,727	3,345,892
International Paper Company	145,245	4,881,684
Packaging Corp. of America	52,833	6,351,055
Sealed Air Corp.	77,673	3,698,788
Sonoco Products Company	70,652	4,386,076
Westrock Company	132,385	4,509,033
Metals and mining – 1.8%
Alcoa Corp.	101,387	3,957,135
Cleveland-Cliffs, Inc. (A)	347,447	4,513,337
MP Materials Corp. (A)	21,776	654,151
Nucor Corp.	104,121	13,679,413
Reliance Steel & Aluminum Company	39,370	7,932,268
Royal Gold, Inc.	26,572	2,523,277
Steel Dynamics, Inc.	108,951	10,246,842
U.S. Steel Corp.	136,696	2,783,131
Real estate – 5.4%		138,201,774
Equity real estate investment trusts – 5.0%
Agree Realty Corp.	17,013	1,168,793
Alexandria Real Estate Equities, Inc.	30,536	4,436,881
American Homes 4 Rent, Class A	93,785	2,995,493
Americold Realty Trust, Inc.	80,274	1,946,645
Apartment Income REIT Corp.	50,868	1,954,857
Boston Properties, Inc.	38,456	2,795,751
Brixmor Property Group, Inc.	95,667	2,038,664
Camden Property Trust	29,777	3,440,732
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
CubeSmart	72,736	$3,045,456
EastGroup Properties, Inc.	13,764	2,156,681
Equity LifeStyle Properties, Inc.	55,815	3,569,927
Essex Property Trust, Inc.	13,087	2,908,455
Extra Space Storage, Inc.	32,800	5,820,032
Federal Realty Investment Trust	26,449	2,617,922
First Industrial Realty Trust, Inc.	43,177	2,056,521
Gaming and Leisure Properties, Inc.	79,387	3,978,876
Healthcare Realty Trust, Inc.	107,241	2,180,210
Healthpeak Properties, Inc.	107,406	2,548,744
Host Hotels & Resorts, Inc.	232,256	4,384,993
Invitation Homes, Inc.	119,690	3,792,976
Iron Mountain, Inc.	88,355	4,423,935
Kilroy Realty Corp.	38,106	1,628,650
Kimco Realty Corp.	194,261	4,153,300
Lamar Advertising Company, Class A	33,342	3,075,133
Life Storage, Inc.	27,306	3,020,317
Medical Properties Trust, Inc.	194,883	2,231,410
Mid-America Apartment Communities, Inc.	23,904	3,763,685
National Retail Properties, Inc.	58,414	2,455,140
National Storage Affiliates Trust	25,218	1,075,800
Omega Healthcare Investors, Inc.	78,139	2,483,257
Prologis, Inc.	2	169
Rayonier, Inc.	37,913	1,277,668
Regency Centers Corp.	56,114	3,395,458
Rexford Industrial Realty, Inc.	53,330	2,948,082
Spirit Realty Capital, Inc.	34,990	1,358,662
STAG Industrial, Inc.	52,420	1,655,948
STORE Capital Corp.	85,799	2,728,408
Sun Communities, Inc.	24,171	3,259,459
UDR, Inc.	74,928	2,979,137
Ventas, Inc.	76,190	2,981,315
VICI Properties, Inc.	183,789	5,884,924
Vornado Realty Trust	50,138	1,182,755
Weyerhaeuser Company	170,569	5,275,699
WP Carey, Inc.	46,723	3,564,965
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	99,409	7,052,074
Jones Lang LaSalle, Inc. (A)	28,335	4,507,815
Utilities – 5.7%		145,837,098
Electric utilities – 2.6%
Alliant Energy Corp.	84,134	4,389,271
Avangrid, Inc.	18,568	755,346
Edison International	109,778	6,591,071
Entergy Corp.	73,569	7,882,183
Evergy, Inc.	120,209	7,348,376
Eversource Energy	86,036	6,562,826
FirstEnergy Corp.	166,354	6,273,209
IDACORP, Inc.	11,502	1,204,259
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
NRG Energy, Inc.	153,669	$6,822,904
OGE Energy Corp.	107,464	3,936,406
PG&E Corp. (A)	400,639	5,981,540
Pinnacle West Capital Corp.	66,938	4,498,903
PPL Corp.	196,221	5,197,894
Gas utilities – 0.5%
Atmos Energy Corp.	43,924	4,680,102
National Fuel Gas Company	32,881	2,219,139
Southwest Gas Holdings, Inc.	19,186	1,401,921
UGI Corp.	158,452	5,598,109
Independent power and renewable electricity producers – 0.6%
Brookfield Renewable Corp., Class A	30,138	935,182
Clearway Energy, Inc., Class A	10,950	354,014
Clearway Energy, Inc., Class C	33,266	1,155,661
Ormat Technologies, Inc. (B)	8,871	802,382
The AES Corp.	272,475	7,127,946
Vistra Corp.	179,469	4,122,403
Multi-utilities – 1.6%
Ameren Corp.	86,596	7,059,306
CenterPoint Energy, Inc.	280,742	8,032,029
CMS Energy Corp.	96,731	5,518,504
DTE Energy Company	60,168	6,745,434
NiSource, Inc.	224,922	5,778,246
WEC Energy Group, Inc.	73,110	6,677,136
Water utilities – 0.4%
American Water Works Company, Inc.	47,828	6,951,322
Essential Utilities, Inc.	73,136	3,234,074

SHORT-TERM INVESTMENTS – 0.1%		$2,245,729
(Cost $2,245,678)
Short-term funds – 0.1%		2,245,729
John Hancock Collateral Trust, 3.1986% (C)(D)	214,151	2,139,584

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (C)	106,145	106,145
Total investments (Multifactor Mid Cap ETF) (Cost $2,382,928,193) 100.0%		$2,554,078,971
Other assets and liabilities, net (0.0%)		(201,882)
Total net assets 100.0%		$2,553,877,089

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-22.
(C)	The rate shown is the annualized seven-day yield as of 10-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 10-31-22 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$335,916,428
(Cost $323,727,943)
Communication services – 2.5%		8,518,335
Diversified telecommunication services – 0.7%
Frontier Communications Parent, Inc. (A)	41,394	969,447
Iridium Communications, Inc. (A)	29,312	1,510,447
Entertainment – 0.5%
Madison Square Garden Sports Corp.	5,199	814,215
World Wrestling Entertainment, Inc., Class A	12,237	965,377
Interactive media and services – 0.6%
Bumble, Inc., Class A (A)	17,639	448,031
TripAdvisor, Inc. (A)	27,789	656,376
Ziff Davis, Inc. (A)	11,600	897,724
Media – 0.7%
Altice USA, Inc., Class A (A)	43,427	287,052
Cable One, Inc.	56	48,128
TEGNA, Inc.	47,234	986,246
The New York Times Company, Class A	32,296	935,292
Consumer discretionary – 10.6%		35,402,739
Auto components – 0.9%
Fox Factory Holding Corp. (A)	11,846	1,040,671
QuantumScape Corp. (A)(B)	48,269	402,081
The Goodyear Tire & Rubber Company (A)	61,612	782,472
Visteon Corp. (A)	5,814	758,553
Automobiles – 0.8%
Harley-Davidson, Inc.	37,197	1,599,471
Thor Industries, Inc. (B)	11,633	947,741
Diversified consumer services – 0.2%
ADT, Inc.	28,132	237,997
Bright Horizons Family Solutions, Inc. (A)	2,992	195,437
PowerSchool Holdings, Inc., Class A (A)	17,087	341,740
Hotels, restaurants and leisure – 4.0%
Dutch Bros, Inc., Class A (A)(B)	7,167	264,534
Hilton Grand Vacations, Inc. (A)	18,759	736,103
International Game Technology PLC	19,634	393,662
Light & Wonder, Inc. (A)	20,854	1,170,744
Marriott Vacations Worldwide Corp.	9,291	1,372,838
Norwegian Cruise Line Holdings, Ltd. (A)	87,129	1,471,609
Penn Entertainment, Inc. (A)	8,228	272,347
Planet Fitness, Inc., Class A (A)	12,001	785,825
Red Rock Resorts, Inc., Class A	11,129	463,523
SeaWorld Entertainment, Inc. (A)	9,764	567,874
Texas Roadhouse, Inc.	17,344	1,716,189
The Wendy’s Company	50,882	1,057,328
Travel + Leisure Company	17,959	682,083
Wingstop, Inc.	7,784	1,232,908
Wyndham Hotels & Resorts, Inc.	18,712	1,420,802
Household durables – 1.5%
Leggett & Platt, Inc.	29,925	1,009,969
44	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Household durables (continued)
Skyline Champion Corp. (A)	11,562	$673,024
Tempur Sealy International, Inc.	35,228	947,281
Toll Brothers, Inc.	22,988	990,323
TopBuild Corp. (A)	7,911	1,345,978
Leisure products – 0.8%
Acushnet Holdings Corp.	6,598	307,269
Brunswick Corp.	18,584	1,313,331
Topgolf Callaway Brands Corp. (A)	28,592	535,242
YETI Holdings, Inc. (A)	13,211	423,809
Multiline retail – 0.9%
Dillard’s, Inc., Class A	819	269,279
Kohl’s Corp.	26,353	789,272
Macy’s, Inc.	58,028	1,209,884
Ollie’s Bargain Outlet Holdings, Inc. (A)	12,016	672,896
Specialty retail – 0.7%
Academy Sports & Outdoors, Inc.	17,166	755,819
Asbury Automotive Group, Inc. (A)	4,716	743,949
Foot Locker, Inc.	19,150	607,055
Petco Health & Wellness Company, Inc. (A)(B)	16,773	176,620
Textiles, apparel and luxury goods – 0.8%
Columbia Sportswear Company	6,960	518,520
PVH Corp.	17,942	920,783
Skechers USA, Inc., Class A (A)	37,116	1,277,904
Consumer staples – 2.4%		7,916,590
Beverages – 0.5%
Coca-Cola Consolidated, Inc.	1,026	499,672
National Beverage Corp.	6,039	286,369
The Boston Beer Company, Inc., Class A (A)	1,921	717,090
Food and staples retailing – 0.2%
Grocery Outlet Holding Corp. (A)	18,263	631,352
Food products – 1.4%
Flowers Foods, Inc.	39,367	1,130,227
Ingredion, Inc.	13,630	1,214,706
Lancaster Colony Corp.	5,193	936,194
Post Holdings, Inc. (A)	11,635	1,052,037
Seaboard Corp.	75	280,979
Household products – 0.1%
Reynolds Consumer Products, Inc.	11,553	352,829
Personal products – 0.2%
BellRing Brands, Inc. (A)	24,116	584,090
Coty, Inc., Class A (A)	34,433	231,045
Energy – 6.1%		20,330,096
Energy equipment and services – 1.5%
ChampionX Corp.	44,190	1,264,718
Helmerich & Payne, Inc.	20,763	1,027,976
Patterson-UTI Energy, Inc.	45,690	806,429
TechnipFMC PLC (A)	89,060	943,145
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Energy equipment and services (continued)
Valaris, Ltd. (A)	12,767	$854,495
Oil, gas and consumable fuels – 4.6%
Antero Midstream Corp.	80,902	861,606
California Resources Corp.	16,394	739,533
Chord Energy Corp.	8,411	1,287,640
Civitas Resources, Inc.	11,426	798,792
CNX Resources Corp. (A)	38,439	646,160
Comstock Resources, Inc. (A)	19,433	364,952
CVR Energy, Inc.	6,363	248,539
Denbury, Inc. (A)	10,502	959,988
DT Midstream, Inc.	20,751	1,238,835
EnLink Midstream LLC (A)	53,013	629,794
Equitrans Midstream Corp.	91,076	766,860
Kinetik Holdings, Inc. (B)	3,543	130,312
Kosmos Energy, Ltd. (A)	98,596	639,888
Magnolia Oil & Gas Corp., Class A	37,942	974,351
Murphy Oil Corp.	22,039	1,069,112
PBF Energy, Inc., Class A	23,861	1,055,849
PDC Energy, Inc.	16,798	1,211,808
Peabody Energy Corp. (A)	25,309	604,885
SM Energy Company	26,777	1,204,429
Financials – 18.8%		63,287,486
Banks – 9.0%
Ameris Bancorp	13,634	702,287
BancFirst Corp.	3,624	347,252
Bank OZK	31,234	1,342,437
BOK Financial Corp.	7,782	857,499
Cadence Bank	38,664	1,069,060
Community Bank System, Inc.	12,932	807,345
CVB Financial Corp.	27,695	795,400
Eastern Bankshares, Inc.	33,990	651,588
First Financial Bankshares, Inc.	34,091	1,312,163
First Hawaiian, Inc.	27,281	697,848
First Interstate BancSystem, Inc., Class A	19,264	878,631
FNB Corp.	75,615	1,092,637
Glacier Bancorp, Inc.	24,033	1,376,610
Hancock Whitney Corp.	17,725	990,296
Home BancShares, Inc.	40,863	1,041,598
Independent Bank Corp.	9,618	836,862
Old National Bancorp	61,440	1,201,766
Pinnacle Financial Partners, Inc.	18,960	1,573,490
Popular, Inc.	20,158	1,425,574
Prosperity Bancshares, Inc.	16,954	1,213,398
ServisFirst Bancshares, Inc.	10,322	777,556
SouthState Corp.	17,951	1,623,309
Synovus Financial Corp.	35,206	1,402,959
UMB Financial Corp.	8,406	699,547
Umpqua Holdings Corp.	46,123	916,925
United Bankshares, Inc.	33,157	1,404,199
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
United Community Banks, Inc.	22,647	$871,910
Valley National Bancorp	97,217	1,153,966
Wintrust Financial Corp.	12,850	1,203,017
Capital markets – 2.6%
Affiliated Managers Group, Inc.	10,325	1,281,952
Cohen & Steers, Inc.	6,121	368,239
Evercore, Inc., Class A	6,956	731,076
Hamilton Lane, Inc., Class A	7,870	470,783
Houlihan Lokey, Inc.	13,391	1,196,084
Interactive Brokers Group, Inc., Class A	20,328	1,629,289
Janus Henderson Group PLC	43,215	984,006
Lazard, Ltd., Class A	27,182	1,025,033
Moelis & Company, Class A	13,585	576,819
Virtu Financial, Inc., Class A	20,844	466,489
Consumer finance – 0.9%
FirstCash Holdings, Inc.	8,268	813,985
OneMain Holdings, Inc.	23,895	921,391
SLM Corp.	77,737	1,289,657
Diversified financial services – 0.4%
Voya Financial, Inc.	20,309	1,388,323
Insurance – 4.2%
American Equity Investment Life Holding Company	15,294	658,866
Axis Capital Holdings, Ltd.	20,856	1,140,198
Brighthouse Financial, Inc. (A)	16,181	923,450
BRP Group, Inc., Class A (A)	12,493	354,177
Enstar Group, Ltd. (A)	2,764	554,237
First American Financial Corp.	21,111	1,063,994
Kinsale Capital Group, Inc.	5,541	1,746,357
Primerica, Inc.	10,244	1,482,307
RenaissanceRe Holdings, Ltd.	9,045	1,399,081
RLI Corp.	9,895	1,287,043
Selective Insurance Group, Inc.	14,002	1,373,316
The Hanover Insurance Group, Inc.	8,388	1,228,758
White Mountains Insurance Group, Ltd.	591	836,945
Mortgage real estate investment trusts – 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,857	539,713
Thrifts and mortgage finance – 1.6%
Enact Holdings, Inc.	6,314	161,891
Essent Group, Ltd.	28,304	1,120,272
MGIC Investment Corp.	85,772	1,170,788
New York Community Bancorp, Inc. (B)	114,533	1,066,302
Radian Group, Inc.	46,700	974,629
TFS Financial Corp.	13,870	194,874
Walker & Dunlop, Inc.	6,670	600,033
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 11.2%		$37,696,167
Biotechnology – 3.1%
Alkermes PLC (A)	33,680	764,536
Beam Therapeutics, Inc. (A)(B)	13,843	609,923
Blueprint Medicines Corp. (A)	14,648	759,352
CRISPR Therapeutics AG (A)	15,310	801,325
Cytokinetics, Inc. (A)	18,415	803,999
Denali Therapeutics, Inc. (A)	17,970	515,380
Exelixis, Inc. (A)	65,512	1,086,189
Halozyme Therapeutics, Inc. (A)	34,747	1,661,254
Intellia Therapeutics, Inc. (A)	14,165	747,629
Ionis Pharmaceuticals, Inc. (A)	4,064	179,629
Mirati Therapeutics, Inc. (A)	10,090	679,259
Natera, Inc. (A)	16,255	763,335
PTC Therapeutics, Inc. (A)	14,096	533,111
Ultragenyx Pharmaceutical, Inc. (A)	14,010	566,845
Health care equipment and supplies – 2.9%
Envista Holdings Corp. (A)	5,979	197,367
Globus Medical, Inc., Class A (A)	15,876	1,063,692
Haemonetics Corp. (A)	10,569	897,837
ICU Medical, Inc. (A)	5,189	770,099
Inspire Medical Systems, Inc. (A)	6,243	1,217,073
Integra LifeSciences Holdings Corp. (A)	18,171	913,093
Lantheus Holdings, Inc. (A)	13,905	1,028,831
Merit Medical Systems, Inc. (A)	11,985	824,208
Omnicell, Inc. (A)	9,315	720,236
Penumbra, Inc. (A)	952	163,239
QuidelOrtho Corp. (A)	12,645	1,135,774
STAAR Surgical Company (A)	10,502	744,277
Health care providers and services – 3.6%
1Life Healthcare, Inc. (A)	35,194	601,817
Amedisys, Inc. (A)	6,755	659,220
AMN Healthcare Services, Inc. (A)	9,403	1,180,077
Encompass Health Corp.	20,696	1,126,690
Guardant Health, Inc. (A)	20,496	1,014,552
HealthEquity, Inc. (A)	19,057	1,484,731
LHC Group, Inc. (A)	6,304	1,053,398
Option Care Health, Inc. (A)	31,030	938,968
Premier, Inc., Class A	30,776	1,073,467
Progyny, Inc. (A)	15,572	692,487
Select Medical Holdings Corp.	21,554	553,507
Tenet Healthcare Corp. (A)	7,986	354,259
The Ensign Group, Inc.	13,991	1,256,112
Health care technology – 0.1%
Evolent Health, Inc., Class A (A)	17,042	542,106
Life sciences tools and services – 0.9%
Azenta, Inc.	18,963	841,957
Maravai LifeSciences Holdings, Inc., Class A (A)	22,467	372,952
Medpace Holdings, Inc. (A)	7,107	1,577,612
Sotera Health Company (A)	20,818	143,228
46	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services (continued)
Syneos Health, Inc. (A)	1,874	$94,412
Pharmaceuticals – 0.6%
Intra-Cellular Therapies, Inc. (A)	17,829	814,250
Perrigo Company PLC	29,118	1,172,873
Industrials – 20.7%		69,413,544
Aerospace and defense – 1.8%
Aerojet Rocketdyne Holdings, Inc. (A)	15,616	756,595
BWX Technologies, Inc.	19,629	1,118,460
Curtiss-Wright Corp.	9,512	1,596,399
Hexcel Corp.	18,132	1,009,952
Parsons Corp. (A)	7,293	341,896
Woodward, Inc.	11,865	1,088,021
Air freight and logistics – 0.3%
GXO Logistics, Inc. (A)	23,705	866,181
Airlines – 0.1%
Alaska Air Group, Inc. (A)	6,685	297,215
Building products – 1.4%
Armstrong World Industries, Inc.	12,248	925,581
Simpson Manufacturing Company, Inc.	10,792	922,500
Trex Company, Inc. (A)	22,669	1,090,152
UFP Industries, Inc.	15,505	1,104,421
Zurn Elkay Water Solutions Corp.	30,992	728,002
Commercial services and supplies – 1.9%
Casella Waste Systems, Inc., Class A (A)	10,671	872,995
Clean Harbors, Inc. (A)	12,043	1,474,786
Driven Brands Holdings, Inc. (A)	11,805	377,524
IAA, Inc. (A)	28,842	1,093,977
MSA Safety, Inc.	9,111	1,223,061
Stericycle, Inc. (A)	19,570	872,431
UniFirst Corp.	3,112	572,639
Construction and engineering – 2.7%
Ameresco, Inc. (A)	6,496	392,878
API Group Corp. (A)	41,644	686,710
Comfort Systems USA, Inc.	7,149	881,329
Dycom Industries, Inc. (A)	5,903	697,617
EMCOR Group, Inc.	12,985	1,832,184
Fluor Corp. (A)	29,060	879,356
MasTec, Inc. (A)	14,079	1,085,209
MDU Resources Group, Inc.	46,071	1,312,102
Valmont Industries, Inc.	4,462	1,424,360
Electrical equipment – 1.5%
Acuity Brands, Inc.	8,659	1,589,533
Atkore, Inc. (A)	8,524	812,337
Bloom Energy Corp., Class A (A)	38,115	713,132
nVent Electric PLC	41,629	1,519,459
Shoals Technologies Group, Inc., Class A (A)	12,907	298,281
Sunrun, Inc. (A)	7,532	169,545
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 3.7%
Allison Transmission Holdings, Inc.	26,894	$1,136,272
Crane Holdings Company	12,331	1,237,280
Donaldson Company, Inc.	20,534	1,179,678
Evoqua Water Technologies Corp. (A)	25,870	1,013,587
Flowserve Corp.	32,693	937,635
Franklin Electric Company, Inc.	8,262	676,988
ITT, Inc.	17,171	1,311,693
John Bean Technologies Corp.	8,342	760,790
Mueller Industries, Inc.	11,385	713,156
Oshkosh Corp.	15,295	1,345,960
The Timken Company	16,653	1,187,192
Watts Water Technologies, Inc., Class A	6,791	993,931
Marine – 0.1%
Kirby Corp. (A)	3,213	224,107
Professional services – 2.8%
ASGN, Inc. (A)	12,762	1,081,962
CACI International, Inc., Class A (A)	3,894	1,183,893
Exponent, Inc.	12,514	1,192,084
FTI Consulting, Inc. (A)	8,331	1,296,554
Insperity, Inc.	7,342	866,503
Korn Ferry	11,593	644,455
ManpowerGroup, Inc.	14,262	1,117,285
Science Applications International Corp.	13,110	1,420,337
TriNet Group, Inc. (A)	10,390	675,142
Road and rail – 1.5%
Landstar System, Inc.	8,801	1,374,892
Ryder System, Inc.	10,386	836,177
Saia, Inc. (A)	6,603	1,313,073
Schneider National, Inc., Class B	12,929	287,541
XPO Logistics, Inc. (A)	22,220	1,149,663
Trading companies and distributors – 2.9%
Air Lease Corp.	29,194	1,030,256
Applied Industrial Technologies, Inc.	8,153	1,014,070
Beacon Roofing Supply, Inc. (A)	10,988	619,174
Core & Main, Inc., Class A (A)	12,958	305,550
GATX Corp.	7,521	787,524
Herc Holdings, Inc.	5,548	652,500
MSC Industrial Direct Company, Inc., Class A	9,813	814,283
SiteOne Landscape Supply, Inc. (A)	9,409	1,090,221
Triton International, Ltd.	12,889	782,233
Univar Solutions, Inc. (A)	45,734	1,165,302
WESCO International, Inc. (A)	9,928	1,367,781
Information technology – 11.3%		38,035,928
Communications equipment – 0.9%
Calix, Inc. (A)	12,465	917,923
Lumentum Holdings, Inc. (A)	14,759	1,098,808
Viavi Solutions, Inc. (A)	62,593	945,154
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 2.9%
Advanced Energy Industries, Inc.	7,810	$614,257
Avnet, Inc.	20,485	823,292
Coherent Corp. (A)	19,587	658,319
Fabrinet (A)	8,021	917,602
Insight Enterprises, Inc. (A)	7,508	709,581
IPG Photonics Corp. (A)	6,666	571,010
Littelfuse, Inc.	6,179	1,360,925
National Instruments Corp.	32,430	1,238,177
Novanta, Inc. (A)	9,057	1,280,660
Rogers Corp. (A)	3,972	934,731
Vontier Corp.	33,367	637,310
IT services – 2.0%
DigitalOcean Holdings, Inc. (A)	11,815	424,395
DXC Technology Company (A)	44,176	1,270,060
Euronet Worldwide, Inc. (A)	11,066	929,655
ExlService Holdings, Inc. (A)	6,792	1,235,125
Marqeta, Inc., Class A (A)	48,012	378,335
Maximus, Inc.	15,107	931,649
Shift4 Payments, Inc., Class A (A)	10,702	491,971
The Western Union Company	80,524	1,087,879
Thoughtworks Holding, Inc. (A)	17,724	170,328
Semiconductors and semiconductor equipment – 2.4%
Allegro MicroSystems, Inc. (A)	14,584	370,579
Amkor Technology, Inc.	25,848	537,380
Cirrus Logic, Inc. (A)	15,663	1,051,301
Diodes, Inc. (A)	9,538	683,588
MACOM Technology Solutions Holdings, Inc. (A)	10,991	636,049
MKS Instruments, Inc.	2,839	233,224
Onto Innovation, Inc. (A)	11,040	737,914
Power Integrations, Inc.	15,259	1,017,928
Silicon Laboratories, Inc. (A)	10,294	1,182,986
Synaptics, Inc. (A)	8,325	737,595
Universal Display Corp.	9,273	882,975
Software – 2.9%
Alarm.com Holdings, Inc. (A)	9,660	568,394
Altair Engineering, Inc., Class A (A)	12,037	590,415
Box, Inc., Class A (A)	29,258	849,945
DoubleVerify Holdings, Inc. (A)	14,008	409,454
EngageSmart, Inc. (A)	4,363	85,689
Five9, Inc. (A)	2,766	166,679
Guidewire Software, Inc. (A)	17,921	1,064,687
Instructure Holdings, Inc. (A)	3,239	76,505
KnowBe4, Inc., Class A (A)	17,841	438,532
NCR Corp. (A)	28,343	602,572
Nutanix, Inc., Class A (A)	36,766	1,007,388
Paycor HCM, Inc. (A)(B)	10,604	323,104
Qualys, Inc. (A)	8,557	1,219,886
Rapid7, Inc. (A)	12,988	587,967
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
SPS Commerce, Inc. (A)	7,860	$994,447
Teradata Corp. (A)	21,717	686,040
Technology hardware, storage and peripherals – 0.2%
Super Micro Computer, Inc. (A)	9,564	665,559
Materials – 6.4%		21,539,567
Chemicals – 3.8%
Ashland, Inc.	14,053	1,474,441
Avient Corp.	19,223	663,001
Axalta Coating Systems, Ltd. (A)	48,022	1,119,873
Balchem Corp.	7,635	1,067,373
Cabot Corp.	12,093	888,594
Element Solutions, Inc.	50,271	864,661
HB Fuller Company	11,411	795,461
Huntsman Corp.	36,208	968,926
Livent Corp. (A)	39,990	1,262,484
Sensient Technologies Corp.	8,611	615,342
The Chemours Company	42,722	1,223,131
The Scotts Miracle-Gro Company	8,441	387,526
Valvoline, Inc.	48,072	1,411,394
Construction materials – 0.6%
Eagle Materials, Inc.	10,442	1,277,161
Summit Materials, Inc., Class A (A)	25,993	684,916
Containers and packaging – 0.8%
Ardagh Metal Packaging SA (B)	29,719	131,952
Greif, Inc., Class A	5,387	356,673
Greif, Inc., Class B	913	64,650
Silgan Holdings, Inc.	19,260	912,154
Sonoco Products Company	18,729	1,162,696
Metals and mining – 0.9%
ATI, Inc. (A)	26,526	789,414
Commercial Metals Company	26,288	1,196,104
U.S. Steel Corp.	47,632	969,788
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	22,098	1,251,852
Real estate – 6.0%		20,263,746
Equity real estate investment trusts – 5.9%
Agree Realty Corp.	16,779	1,152,717
Apartment Income REIT Corp.	6,563	252,216
Apple Hospitality REIT, Inc.	46,397	794,317
Brixmor Property Group, Inc.	67,419	1,436,699
Cousins Properties, Inc.	35,553	844,739
Douglas Emmett, Inc.	40,977	720,785
EPR Properties	16,077	620,572
Essential Properties Realty Trust, Inc.	28,948	622,961
First Industrial Realty Trust, Inc.	25,562	1,217,518
Highwoods Properties, Inc.	24,444	690,054
Kilroy Realty Corp.	24,195	1,034,094
48	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Kite Realty Group Trust	46,326	$909,843
National Storage Affiliates Trust	13,211	563,581
Phillips Edison & Company, Inc.	24,563	740,329
Physicians Realty Trust	48,444	729,567
PotlatchDeltic Corp.	14,177	630,735
Rayonier, Inc.	32,246	1,086,690
Ryman Hospitality Properties, Inc.	11,142	990,747
Sabra Health Care REIT, Inc.	47,475	648,509
Spirit Realty Capital, Inc.	29,187	1,133,331
STAG Industrial, Inc.	38,566	1,218,300
Terreno Realty Corp.	16,252	928,639
Vornado Realty Trust	37,604	887,078
Real estate management and development – 0.1%
Cushman & Wakefield PLC (A)	35,474	409,725
Utilities – 4.0%		13,512,230
Electric utilities – 1.4%
ALLETE, Inc.	11,548	649,806
Hawaiian Electric Industries, Inc.	24,745	941,300
IDACORP, Inc.	11,534	1,207,610
PNM Resources, Inc.	19,649	913,089
Portland General Electric Company	19,958	896,913
Gas utilities – 1.7%
National Fuel Gas Company	20,204	1,363,568
New Jersey Resources Corp.	21,904	977,795
ONE Gas, Inc.	11,283	874,207
South Jersey Industries, Inc.	25,928	898,924
Southwest Gas Holdings, Inc.	13,485	985,349
Spire, Inc.	10,831	756,112
Independent power and renewable electricity producers – 0.4%
Atlantica Sustainable Infrastructure PLC	16,341	452,809
Ormat Technologies, Inc. (B)	11,062	1,000,558
Multi-utilities – 0.3%
Black Hills Corp.	13,985	914,199
Water utilities – 0.2%
California Water Service Group	10,957	679,991

SHORT-TERM INVESTMENTS – 0.2%		$848,662
(Cost $848,660)
Short-term funds – 0.2%		848,662
John Hancock Collateral Trust, 3.1986% (C)(D)	45,975	459,332

State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.9329% (C)	389,330	389,330
Total investments (Multifactor Small Cap ETF) (Cost $324,576,603) 100.2%		$336,765,090
Other assets and liabilities, net (0.2%)		(712,449)
Total net assets 100.0%		$336,052,641

MULTIFACTOR SMALL CAP ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-22.
(C)	The rate shown is the annualized seven-day yield as of 10-31-22.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-22 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$398,503,983	$621,398,131	$713,827,771	$2,551,939,387
Affiliated investments, at value	2,056,251	278,877	303,383	2,139,584
Total investments, at value	400,560,234	621,677,008	714,131,154	2,554,078,971
Cash	—	—	656,741	1,273,430
Foreign currency, at value	744,469	2,583,263	—	—
Collateral held at broker for futures contracts	—	—	29,917	—
Dividends and interest receivable	1,767,796	450,537	563,254	1,588,378
Receivable for fund shares sold	—	—	—	5,808,930
Receivable for investments sold	253,074	76,064	—	551,289
Receivable for securities lending income	3,710	1,190	522	7,978
Other assets	14,521	22,534	22,471	51,634
Total assets	403,343,804	624,810,596	715,404,059	2,563,360,610
Liabilities
Payable for futures variation margin	—	—	4,125	—
Due to custodian	6,591	—	—	—
Foreign capital gains tax payable	—	4,233,797	—	—
Payable for investments purchased	1,408	2,486	—	6,134,853
Payable upon return of securities loaned	2,056,285	278,874	306,607	2,149,942
Payable to affiliates
Investment management fees	99,816	195,624	128,249	741,836
Accounting and legal services fees	17,457	28,090	33,054	109,451
Trustees’ fees	209	537	454	1,946
Other liabilities and accrued expenses	149,513	392,521	136,056	345,493
Total liabilities	2,331,279	5,131,929	608,545	9,483,521
Net assets	$401,012,525	$619,678,667	$714,795,514	$2,553,877,089
Net assets consist of
Paid-in capital	$486,388,225	$750,976,663	$682,918,365	$2,433,860,144
Total distributable earnings (loss)	(85,375,700)	(131,297,996)	31,877,149	120,016,945
Net assets	$401,012,525	$619,678,667	$714,795,514	$2,553,877,089
Unaffiliated investments, at cost	$442,233,258	$709,951,707	$660,001,165	$2,380,788,660
Affiliated investments, at cost	$2,056,203	$278,878	$303,387	$2,139,533
Foreign currency, at cost	$738,402	$2,669,975	—	—
Securities loaned, at value	$5,483,202	$904,093	$982,786	$11,773,219
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$401,012,525	$619,678,667	$714,795,514	$2,553,877,089
Shares outstanding	15,700,000	29,000,000	14,475,000	55,025,000
Net asset value per share	$25.54	$21.37	$49.38	$46.41
50	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-22 (unaudited)

Continued
Multifactor Small Cap ETF
Assets
Unaffiliated investments, at value	$336,305,758
Affiliated investments, at value	459,332
Total investments, at value	336,765,090
Dividends and interest receivable	67,324
Receivable for investments sold	1,607,237
Receivable for securities lending income	1,804
Other assets	14,102
Total assets	338,455,557
Liabilities
Payable for investments purchased	184,135
Payable for fund shares repurchased	1,560,036
Payable upon return of securities loaned	460,758
Payable to affiliates
Investment management fees	91,546
Accounting and legal services fees	14,629
Trustees’ fees	166
Other liabilities and accrued expenses	91,646
Total liabilities	2,402,916
Net assets	$336,052,641
Net assets consist of
Paid-in capital	$395,899,181
Total distributable earnings (loss)	(59,846,540)
Net assets	$336,052,641
Unaffiliated investments, at cost	$324,117,273
Affiliated investments, at cost	$459,330
Securities loaned, at value	$4,221,988
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$336,052,641
Shares outstanding	10,775,000
Net asset value per share	$31.19
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	51

STATEMENTS OF OPERATIONS For the six months ended 10-31-22 (unaudited)

	Multifactor Developed International ETF	Multifactor Emerging Markets ETF	Multifactor Large Cap ETF	Multifactor Mid Cap ETF
Investment income
Dividends from unaffiliated investments	$8,565,203	$18,015,717	$6,810,772	$22,421,756
Non-cash dividends	770,645	—	—	—
Securities lending	53,084	14,341	7,073	181,687
Interest	7,010	7,509	4,560	18,419
Less foreign taxes withheld	(780,109)	(2,172,916)	(879)	(6,096)
Total investment income	8,615,833	15,864,651	6,821,526	22,615,766
Expenses
Investment management fees	769,495	1,429,971	968,885	4,534,077
Accounting and legal services fees	34,225	50,778	57,268	189,992
Transfer agent fees	5,042	5,042	5,042	5,042
Trustees’ fees	4,563	6,459	7,689	24,245
Custodian fees	77,575	257,907	68,829	199,208
Printing and postage	12,193	10,845	20,096	55,238
Professional fees	30,564	34,343	40,501	85,845
Stock exchange listing fees	2,967	4,679	3,673	4,531
Other	15,040	14,426	18,610	36,235
Total expenses	951,664	1,814,450	1,190,593	5,134,413
Less expense reductions	(93,494)	(222,018)	(109,913)	(89,844)
Net expenses	858,170	1,592,432	1,080,680	5,044,569
Net investment income	7,757,663	14,272,219	5,740,846	17,571,197
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions and foreign currency transactions	(15,317,588)	(16,199,192)	(7,700,136)	(39,236,104)
Affiliated investments	(2,175)	(390)	(94)	(3,613)
Futures contracts	(411,768)	(249,872)	(36,566)	(92,425)
Redemptions in kind	4,897,979	851,864	18,074,056	49,832,899
	(10,833,552)	(15,597,590)	10,337,260	10,500,757
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies and translation of assets and liabilities in foreign currencies	(59,473,936)	(128,472,612)[1]	(56,017,497)	(139,848,167)
Affiliated investments	614	125	22	517
Futures	—	—	(4,132)	—
	(59,473,322)	(128,472,487)	(56,021,607)	(139,847,650)
Net realized and unrealized loss	(70,306,874)	(144,070,077)	(45,684,347)	(129,346,893)
Decrease in net assets from operations	$(62,549,211)	$(129,797,858)	$(39,943,501)	$(111,775,696)

[1]	Net of $345,039 decrease in deferred foreign withholding taxes.
52	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-22 (unaudited)

Continued

Multifactor Small Cap ETF
Investment income
Dividends from unaffiliated investments	$2,990,044
Securities lending	7,343
Interest	3,837
Less foreign taxes withheld	(3,479)
Total investment income	2,997,745
Expenses
Investment management fees	679,152
Accounting and legal services fees	26,798
Transfer agent fees	5,042
Trustees’ fees	3,741
Custodian fees	40,634
Printing and postage	12,577
Professional fees	26,939
Stock exchange listing fees	1,780
Other	12,183
Total expenses	808,846
Less expense reductions	(77,452)
Net expenses	731,394
Net investment income	2,266,351
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions and foreign currency transactions	(15,871,291)
Affiliated investments	(686)
Futures contracts	58,555
Redemptions in kind	16,143,077
329,655
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies and translation of assets and liabilities in foreign currencies	(12,004,497)
Affiliated investments	52
(12,004,445)
Net realized and unrealized loss	(11,674,790)
Decrease in net assets from operations	$(9,408,439)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	53

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Developed International ETF		Multifactor Emerging Markets ETF		Multifactor Large Cap ETF
	Six months ended 10-31-22 (unaudited)	Year ended 4-30-22	Six months ended 10-31-22 (unaudited)	Year ended 4-30-22	Six months ended 10-31-22 (unaudited)	Year ended 4-30-22
Increase (decrease) in net assets
From operations
Net investment income	$7,757,663	$14,946,190	$14,272,219	$17,285,712	$5,740,846	$8,581,950
Net realized gain (loss)	(10,833,552)	12,647,177	(15,597,590)	(551,133)	10,337,260	27,074,095
Change in net unrealized depreciation	(59,473,322)	(66,945,494)	(128,472,487)	(115,024,799)	(56,021,607)	(49,027,535)
Decrease in net assets resulting from operations	(62,549,211)	(39,352,127)	(129,797,858)	(98,290,220)	(39,943,501)	(13,371,490)
Distributions to shareholders
From earnings	(8,655,521)	(16,282,455)	(4,592,547)	(18,823,632)	(4,190,819)	(8,541,390)
From fund share transactions
Shares issued	21,601,326	123,309,794	100,153,863	71,215,603	35,874,935	170,026,286
Shares repurchased	(32,052,063)	(69,777,522)	(6,937,382)	(29,222,676)	(58,805,064)	(72,014,924)
Total from fund share transactions	(10,450,737)	53,532,272	93,216,481	41,992,927	(22,930,129)	98,011,362
Total increase (decrease)	(81,655,469)	(2,102,310)	(41,173,924)	(75,120,925)	(67,064,449)	76,098,482
Net assets
Beginning of period	482,667,994	484,770,304	660,852,591	735,973,516	781,859,963	705,761,481
End of period	$401,012,525	$482,667,994	$619,678,667	$660,852,591	$714,795,514	$781,859,963
Share activity
Shares outstanding
Beginning of period	16,100,000	14,500,000	25,100,000	23,600,000	14,975,000	13,225,000
Shares issued	800,000	3,700,000	4,200,000	2,500,000	725,000	3,050,000
Shares repurchased	(1,200,000)	(2,100,000)	(300,000)	(1,000,000)	(1,225,000)	(1,300,000)
End of period	15,700,000	16,100,000	29,000,000	25,100,000	14,475,000	14,975,000
54	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Mid Cap ETF		Multifactor Small Cap ETF
	Six months ended 10-31-22 (unaudited)	Year ended 4-30-22	Six months ended 10-31-22 (unaudited)	Year ended 4-30-22
Increase (decrease) in net assets
From operations
Net investment income	$17,571,197	$20,239,746	$2,266,351	$3,805,766
Net realized gain	10,500,757	87,205,470	329,655	29,531,594
Change in net unrealized depreciation	(139,847,650)	(234,507,963)	(12,004,445)	(65,353,940)
Decrease in net assets resulting from operations	(111,775,696)	(127,062,747)	(9,408,439)	(32,016,580)
Distributions to shareholders
From earnings	(10,179,998)	(18,319,101)	(1,073,157)	(4,761,782)
From fund share transactions
Shares issued	389,624,047	605,048,219	34,492,775	109,353,746
Shares repurchased	(124,393,825)	(212,516,812)	(64,643,370)	(122,188,867)
Total from fund share transactions	265,230,222	392,531,407	(30,150,595)	(12,835,121)
Total increase (decrease)	143,274,528	247,149,559	(40,632,191)	(49,613,483)
Net assets
Beginning of period	2,410,602,561	2,163,453,002	376,684,832	426,298,315
End of period	$2,553,877,089	$2,410,602,561	$336,052,641	$376,684,832
Share activity
Shares outstanding
Beginning of period	49,450,000	41,975,000	11,775,000	12,075,000
Shares issued	8,200,000	11,525,000	1,075,000	3,225,000
Shares repurchased	(2,625,000)	(4,050,000)	(2,075,000)	(3,525,000)
End of period	55,025,000	49,450,000	10,775,000	11,775,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	55

Financial Highlights
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-22[1]	4-30-22	4-30-21	4-30-20	4-30-19	4-30-18
Per share operating performance
Net asset value, beginning of period	$29.98	$33.43	$24.33	$28.75	$30.68	$27.17
Net investment income[2]	0.48[3]	0.97	0.70	0.73	0.91	0.77
Net realized and unrealized gain (loss) on investments	(4.38)	(3.34)	8.99	(4.21)	(2.31)	3.43
Total from investment operations	(3.90)	(2.37)	9.69	(3.48)	(1.40)	4.20
Less distributions
From net investment income	(0.54)	(1.08)	(0.59)	(0.94)	(0.53)	(0.69)
Net asset value, end of period	$25.54	$29.98	$33.43	$24.33	$28.75	$30.68
Total return (%)[4]	(13.13)[5]	(7.45)	40.26	(12.57)	(4.54)	15.64
Ratios and supplemental data
Net assets, end of period (in millions)	$401	$483	$485	$433	$512	$68
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43[6]	0.42	0.43	0.52	0.55	0.80
Expenses including reductions	0.39[6]	0.39	0.39	0.45	0.45	0.45
Net investment income	3.53[3,6]	2.92	2.43	2.46	3.28	2.60
Portfolio turnover (%)[7]	8	10	8	10	17	15

[1]	Six months ended 10-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-22[1]	4-30-22	4-30-21	4-30-20	4-30-19[2]
Per share operating performance
Net asset value, beginning of period	$26.33	$31.19	$21.61	$25.87	$25.00
Net investment income[3]	0.53[4]	0.72	0.50	0.66	0.14
Net realized and unrealized gain (loss) on investments	(5.31)	(4.79)	9.57	(4.29)	0.78
Total from investment operations	(4.78)	(4.07)	10.07	(3.63)	0.92
Less distributions
From net investment income	(0.18)	(0.79)	(0.49)	(0.63)	(0.05)
Net asset value, end of period	$21.37	$26.33	$31.19	$21.61	$25.87
Total return (%)[5]	(18.24)[6]	(13.33)	46.99	(14.44)	3.71[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$620	$661	$736	$685	$818
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56[7]	0.56	0.55	0.67	0.71[7]
Expenses including reductions	0.49[7]	0.49	0.49	0.55	0.55[7]
Net investment income	4.39[4,7]	2.43	1.89	2.69	0.97[7]
Portfolio turnover (%)[8]	5	12	25	22	3

[1]	Six months ended 10-31-22. Unaudited.
[2]	Period from 9-27-18 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
56	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-22[1]	4-30-22	4-30-21	4-30-20	4-30-19	4-30-18
Per share operating performance
Net asset value, beginning of period	$52.21	$53.37	$36.16	$37.97	$34.52	$31.09
Net investment income[2]	0.39[3]	0.63	0.66	0.73	0.70	0.51
Net realized and unrealized gain (loss) on investments	(2.94)	(1.15)	17.30	(1.83)	3.25	3.42
Total from investment operations	(2.55)	(0.52)	17.96	(1.10)	3.95	3.93
Less distributions
From net investment income	(0.28)	(0.64)	(0.75)	(0.71)	(0.50)	(0.50)
Net asset value, end of period	$49.38	$52.21	$53.37	$36.16	$37.97	$34.52
Total return (%)[4]	(4.88)[5]	(1.06)	50.22	(3.04)	11.74	12.69
Ratios and supplemental data
Net assets, end of period (in millions)	$715	$782	$706	$789	$922	$401
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32[6]	0.32	0.31	0.34	0.35	0.40
Expenses including reductions	0.29[6]	0.29	0.29	0.33	0.34	0.35
Net investment income	1.54[3,6]	1.12	1.50	1.92	1.96	1.53
Portfolio turnover (%)[7]	3	4	7	6	6	5

[1]	Six months ended 10-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	10-31-22[1]	4-30-22	4-30-21	4-30-20	4-30-19	4-30-18
Per share operating performance
Net asset value, beginning of period	$48.75	$51.54	$32.39	$36.60	$34.04	$30.65
Net investment income[2]	0.34[3]	0.44	0.39	0.48	0.53	0.34
Net realized and unrealized gain (loss) on investments	(2.48)	(2.83)	19.23	(4.29)	2.44	3.36
Total from investment operations	(2.14)	(2.39)	19.62	(3.81)	2.97	3.70
Less distributions
From net investment income	(0.20)	(0.40)	(0.47)	(0.40)	(0.41)	(0.31)
Net asset value, end of period	$46.41	$48.75	$51.54	$32.39	$36.60	$34.04
Total return (%)[4]	(4.37)[5]	(4.72)	61.03	(10.56)	8.98	12.11
Ratios and supplemental data
Net assets, end of period (in millions)	$2,554	$2,411	$2,163	$1,331	$1,030	$332
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42[6]	0.42	0.42	0.43	0.45	0.52
Expenses including reductions	0.41[6]	0.41	0.41	0.42	0.44	0.45
Net investment income	1.43[3,6]	0.84	0.96	1.33	1.53	1.03
Portfolio turnover (%)[7]	9	10	20	11	13	11

[1]	Six months ended 10-31-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR SMALL CAP ETF

Period ended	10-31-22[1]	4-30-22	4-30-21	4-30-20	4-30-19	4-30-18[2]
Per share operating performance
Net asset value, beginning of period	$31.99	$35.30	$21.77	$26.89	$25.69	$25.00
Net investment income[3]	0.20[4]	0.31	0.36	0.33	0.29	0.13
Net realized and unrealized gain (loss) on investments	(0.91)	(3.23)	13.51	(5.13)	1.16	0.56
Total from investment operations	(0.71)	(2.92)	13.87	(4.80)	1.45	0.69
Less distributions
From net investment income	(0.09)	(0.39)	(0.34)	(0.32)	(0.25)	—
Net asset value, end of period	$31.19	$31.99	$35.30	$21.77	$26.89	$25.69
Total return (%)[5]	(2.20)[6]	(8.39)	64.17	(18.07)	5.71	2.77[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$336	$377	$426	$463	$439	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[7]	0.45	0.45	0.55	0.60	0.90[7,8]
Expenses including reductions	0.42[7]	0.42	0.42	0.49	0.50	0.51[7,8]
Net investment income	1.30[4,7]	0.90	1.31	1.30	1.13	1.05[7]
Portfolio turnover (%)[9]	25	40	56	36	33	17

[1]	Six months ended 10-31-22. Unaudited.
[2]	Period from 11-8-17 (commencement of operations) to 4-30-18.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Certain expenses are presented unannualized due to the short reporting period.
[9]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
58	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
ETF	Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2022, by major security category or type:
	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Assets
Common stocks
Australia	$30,312,190	$30,312,190	—	—
Austria	978,987	978,987	—	—
Belgium	3,576,494	3,576,494	—	—
Chile	362,877	362,877	—	—
Denmark	10,912,189	10,912,189	—	—
Finland	5,697,036	5,697,036	—	—
France	42,650,643	42,650,643	—	—
Germany	26,753,949	26,753,949	—	—
Hong Kong	8,326,228	8,326,228	—	—
Ireland	3,984,902	3,984,902	—	—
Israel	2,128,844	2,128,844	—	—
Italy	8,330,085	8,330,085	—	—
Japan	94,852,050	94,852,050	—	—
Luxembourg	1,213,392	1,213,392	—	—
Macau	121,470	121,470	—	—
Malaysia	233,567	233,567	—	—
Mexico	69,220	69,220	—	—
Netherlands	17,421,402	17,421,402	—	—
New Zealand	578,032	578,032	—	—
Norway	3,019,438	3,019,438	—	—
Portugal	1,008,239	1,008,239	—	—
Singapore	6,933,206	6,933,206	—	—
Spain	11,278,571	11,278,571	—	—
Sweden	11,678,409	11,678,409	—	—
Switzerland	43,010,916	43,010,916	—	—
United Arab Emirates	104	—	$104	—
United Kingdom	60,448,510	60,448,510	—	—
United States	30,620	30,620	—	—
Preferred securities	2,591,005	2,591,005	—	—
Short-term investments	2,057,659	2,057,659	—	—
Total investments in securities	$400,560,234	$400,560,130	$104	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$30,259,304	$30,259,304	—	—
Chile	2,550,145	2,550,145	—	—
China	125,870,235	125,870,235	—	—
Hong Kong	7,889,142	7,889,142	—	—
India	142,099,166	142,099,166	—	—
Indonesia	17,385,177	17,385,177	—	—
Malaysia	12,496,053	12,496,053	—	—
Mexico	18,542,665	18,542,665	—	—
Netherlands	286,658	286,658	—	—
Philippines	6,948,584	6,948,584	—	—
Poland	4,165,102	4,165,102	—	—
Russia	427,470	—	—	$427,470
Saudi Arabia	26,088,564	26,088,564	—	—
South Africa	26,087,671	26,087,671	—	—
South Korea	77,591,881	77,591,881	—	—
Taiwan	91,162,310	91,162,310	—	—
60	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF (continued)
Thailand	$15,538,212	$15,538,212	—	—
Turkey	2,706,804	2,706,804	—	—
United Kingdom	58,836	58,836	—	—
United States	151,199	151,199	—	—
Preferred securities	12,971,521	12,971,521	—	—
Rights	3,461	3,461	—	—
Short-term investments	396,848	396,848	—	—
Total investments in securities	$621,677,008	$621,249,538	—	$427,470

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$713,663,733	$713,663,733	—	—
Short-term investments	467,421	467,421	—	—
Total investments in securities	$714,131,154	$714,131,154	—	—
Derivatives:
Liabilities
Futures	$(4,132)	$(4,132)	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$2,551,833,242	$2,551,833,242	—	—
Short-term investments	2,245,729	2,245,729	—	—
Total investments in securities	$2,554,078,971	$2,554,078,971	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$335,916,428	$335,916,428	—	—
Short-term investments	848,662	848,662	—	—
Total investments in securities	$336,765,090	$336,765,090	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds may invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the funds will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

such amounts. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2022. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Market value of securities on loan	Cash collateral received	Non-cash collateral
Multifactor Developed International ETF	$5,483,202	$2,056,285	$3,795,290
Multifactor Emerging Markets ETF	904,093	278,874	699,630
Multifactor Large Cap ETF	982,786	306,607	741,066
Multifactor Mid Cap ETF	11,773,219	2,149,942	10,239,080
Multifactor Small Cap ETF	4,221,988	460,758	3,963,920
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the funds’ performance.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended October 31, 2022 were as follows:
Fund	Commitment fee
Multifactor Developed International ETF	$2,293
Multifactor Emerging Markets ETF	2,509
Multifactor Large Cap ETF	2,812
Multifactor Mid Cap ETF	4,730
Multifactor Small Cap ETF	2,166
62	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2022, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2022:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Developed International ETF	$12,179,222	$20,805,806
Multifactor Emerging Markets ETF	17,614,284	12,928,210
Multifactor Large Cap ETF	14,174,353	21,776,731
Multifactor Mid Cap ETF	67,609,853	3,994,981
Multifactor Small Cap ETF	52,117,176	21,813,893
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2022, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2022, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Developed International ETF	$445,612,824	$19,429,383	$(64,481,973)	$(45,052,590)
Multifactor Emerging Markets ETF	714,008,597	64,439,097	(156,770,686)	(92,331,589)
Multifactor Large Cap ETF	660,669,637	110,679,812	(57,222,427)	53,457,385
Multifactor Mid Cap ETF	2,385,243,002	343,857,912	(175,021,943)	168,835,969
Multifactor Small Cap ETF	324,651,306	35,951,460	(23,837,676)	12,113,784
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the funds’ distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies, wash sale loss deferrals and redemptions-in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2022. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Developed International ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2022, there were no open futures contracts.	Up to $10.7 million, as measured during the period
Multifactor Emerging Markets ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2022, there were no open futures contracts.	Up to $7.9 million, as measured during the period
Multifactor Large Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed.	Up to $1.0 million, as measured during the period
Multifactor Mid Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2022, there were no open futures contracts.	Up to $7.5 million, as measured during the period
Multifactor Small Cap ETF	The fund used futures contracts to meet the transactional needs of the portfolio and to equitize cash balances, if needed. As of October 31, 2022, there were no open futures contracts.	Up to $2.9 million, as measured during the period
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at October 31, 2022 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Multifactor Large Cap ETF	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(4,132)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Funds’ investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2022:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Developed International ETF	Equity	$(411,768)
Multifactor Emerging Markets ETF	Equity	$(249,872)
Multifactor Large Cap ETF	Equity	$(36,566)
Multifactor Mid Cap ETF	Equity	$(92,425)
Multifactor Small Cap ETF	Equity	$58,555
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2022:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Large Cap ETF	Equity	$(4,132)
64	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee.The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Developed International ETF	0.35%
Multifactor Emerging Markets ETF	0.44%
Multifactor Large Cap ETF	0.26%
Fund	Average daily net assets
Multifactor Mid Cap ETF	0.37%
Multifactor Small Cap ETF	0.39%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the six months ended October 31, 2022, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Multifactor Large Cap ETF	0.29%
Fund	Expense limitation as a percentage of average net assets
Multifactor Mid Cap ETF	0.42%
Multifactor Small Cap ETF	0.42%

Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds’ expense limitation agreement expires on August 31, 2023, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amount to the following for the six months ended October 31, 2022.
Fund	Expense reimbursement
Multifactor Developed International ETF	$93,494
Multifactor Emerging Markets ETF	222,018
Multifactor Large Cap ETF	109,913
Fund	Expense reimbursement
Multifactor Mid Cap ETF	$89,844
Multifactor Small Cap ETF	77,452

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2022, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Developed International ETF	0.31%
Multifactor Emerging Markets ETF	0.37%
Multifactor Large Cap ETF	0.23%
Fund	Net Annual Effective Rate
Multifactor Mid Cap ETF	0.36%
Multifactor Small Cap ETF	0.35%

SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	65

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2022, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the six months ended October 31, 2022, such variable charges were approximately $100 and $125,200 for Multifactor Developed International ETF and Multifactor Emerging Markets ETF, respectively. These charges are included in shares issued or repurchased on the Statements of Changes in Net Assets.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the six months ended October 31, 2022. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2022:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Multifactor Developed International ETF	$10,286,718	$46,751,744	$31,254,820	$34,957,140
Multifactor Emerging Markets ETF	18,594,677	122,852,203	5,345,247	31,542,921
Multifactor Large Cap ETF	35,727,109	23,779,246	58,639,020	22,700,800
Multifactor Mid Cap ETF	380,360,780	240,171,235	116,875,200	230,522,403
Multifactor Small Cap ETF	34,259,666	88,514,680	64,324,433	87,033,726
Note 8—Industry or sector risk
Certain funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Emerging-market risk
Foreign investing especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Funds that invest a significant portion of assets in the securities of issuers based in countries with emerging market economies are subject to greater levels of foreign investment risk than funds investing primarily in more-developed foreign markets, since emerging-market securities may present other risks greater than, or in addition to, the risks of investing in developed foreign countries.
Note 10—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds’ net assets. At October 31, 2022, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	42.29%
66	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Fund	Affiliated fund	Affiliated Concentration
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	19.10%
	Other affiliated funds	2.83%
	Total	64.22%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	29.03%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	19.16%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	18.75%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.43%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	9.40%
	Other affiliated funds	5.62%
	Total	92.39%
Multifactor Mid Cap ETF	Total other affiliated funds	8.47%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	35.20%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	16.68%
	Other affiliated funds	4.27%
	Total	56.15%
Note 11—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust*	205,810	$10,869,912	$24,226,030	$(33,038,130)	$(2,175)	$614	$53,084	—	$2,056,251
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	27,913	$2,767,388	$2,857,793	$(5,346,039)	$(390)	$125	$14,341	—	$278,877
Multifactor Large Cap ETF
John Hancock Collateral Trust*	30,366	$468,378	$2,693,457	$(2,858,380)	$(94)	$22	$7,073	—	$303,383
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	214,151	$7,902,546	$44,594,583	$(50,354,449)	$(3,613)	$517	$181,687	—	$2,139,584
Multifactor Small Cap ETF
John Hancock Collateral Trust*	45,975	$761,349	$10,076,185	$(10,377,568)	$(686)	$52	$7,343	—	$459,332

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 12—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	67

SPECIAL SHAREHOLDER MEETING

John Hancock Exchange-Traded Fund Trust held a Special Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect seven Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Frances G. Rathke	108,098,453.899	1,210,343.509
Noni L. Ellison	107,738,905.434	1,569,891.974
Dean C. Garfield	107,863,117.913	1,445,679.495
Patricia Lizarraga	107,968,362.933	1,340,434.475

Non-Independent Trustees
Andrew G. Arnott	108,465,487.916	843,309.492
Marianne Harrison	108,576,111.219	732,686.189
Paul Lorentz	107,724,410.239	1,584,387.169

68	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a videoconference meeting held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	69

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
70	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length;
(i)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(j)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	71

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)although not without variation, the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark, with certain exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that the Fund’s performance is being monitored and reasonably addressed, where appropriate);
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
72	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2021	Fees and expenses	Comments
Multifactor Developed International ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three- and five-year periods.
Morningstar Category – The fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and peer group median for the three- and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund.
The Board also noted the fund’s favorable performance relative to the benchmark index and peer group median for the one-year period.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Emerging Markets ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the one-year period and underperformed for the three-year period and for the period since September 30, 2018.
Morningstar Category - The fund outperformed the peer group median for the three-year period and for the period since September 30, 2018 and underperformed for the one-year period.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the three-year period and for the period since September 30, 2018 and relative to the benchmark index for the one-year period.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Large Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three- and five-year periods.
Morningstar Category – The fund performed in-line with the peer group for the three-year period and underperformed the peer group median for the one- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are equal to the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index for the three- and five-year periods and relative to the peer group median for the one-, and five-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund.
The Board also noted the fund’s favorable performance relative to the benchmark index for the one-year period.
The Board took into account management’s discussion of the fund’s expenses.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	73

Portfolio (subadvisor)	Performance of fund, as of 12.31.2021	Fees and expenses	Comments
Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-, three- and five-year periods. Morningstar Category – The fund outperformed the peer group median for the one-, three- and five-year periods.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are equal to the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and the peer group median for the one-, three- and five-year periods.
The Board took into account management’s discussion of the fund’s expenses.
Multifactor Small Cap ETF (Dimensional Fund Advisors LP)	Benchmark Index – The fund outperformed for the one-year period and underperformed for the three-year period and for the period since November 30, 2017.
Morningstar Category – The fund underperformed the peer group median for the one- and three-year periods and for the period since November 30, 2017.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Net total expenses for this fund are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the three-year period and for the period since November 30, 2017 and relative to the peer group median for the one- and three-year periods and for the period since November 30, 2017, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board also noted the fund’s favorable performance relative to the benchmark index for the one-year period.
The Board took into account management’s discussion of the fund’s expenses.
74	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Dimensional Fund Advisors LP
Portfolio Managers
Casey Baum
Rita Chen
Joseph Hohn
Andres Torres
Principal distributor
Foreside Fund Services, LLC
Custodian
State Street Bank and Trust Company
Transfer agent
State Street Bank and Trust Company
Legal counsel
Dechert LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The funds’ proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the funds’ holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds’ Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your funds’, as well as monthly portfolio holdings, and other funds’ details available on our website at jhinvestments.com/etf or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:
jhinvestments.com/etf	John Hancock Investment Management 200 Berkeley Street Boston, MA 02116
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	75

Protect yourself by using eDelivery

Signing up for the electronic delivery of your statements and other financial publications is a great way to help protect your privacy. eDelivery provides you with secure, instant access to all of your statements in one convenient location.

BENEFITS OF EDELIVERY

- **Added security:** Password protection helps you safely retrieve documents online
- **Save time:** Receive instant email notification once statements are available
- **Reduce clutter:** View documents online to reduce the amount of paper for filing, shredding, or recycling

Sign up for **eDelivery**.
Fast. Simple. Secure.
jhinvestments.com/login

SIGN UP FOR EDELIVERY TODAY!

Direct shareholders

If you receive statements directly through John Hancock Investment Management and would like to participate in eDelivery, go to **jhinvestments.com/login**. To log in to your account, click on the "Log in" button on the page's top right corner. In the "Access your investments account" area, go to the "Individual retirement or mutual fund account" section and select the option that applies to you. Please be aware that you may be required to provide your account number and certain personal account information.

You may revoke your consent at any time by simply visiting jhinvestments.com/login and following the instructions above. You may also revoke consent by calling 800-225-6020 or by writing to us at the following address: John Hancock Signature Services, Inc., P.O. Box 219909, Kansas City, MO 64121-9909. We reserve the right to deliver documents to you on paper at any time should the need arise.

Brokerage account shareholders

If you receive statements directly from your bank or broker and would like to participate in eDelivery, go to **icsdelivery/live** or contact your financial representative.

NOT PART OF THE SHAREHOLDER REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETFSA 10/2022
12/2022

Semiannual report
John Hancock
ETFs
October 31, 2022

A message to shareholders
Dear shareholder,
The U.S. equity and bond markets suffered losses and volatility during the six months ended October 31, 2022. Persistently high inflation prompted the U.S. Federal Reserve to tighten monetary policy aggressively. While nearly all market segments lost ground in the sell-off, mega-cap technology-related stocks were hit particularly hard. On the other hand, energy stocks held up reasonably well in the downturn thanks to disruption in oil supplies due to the Russian invasion of Ukraine and the easing of pandemic-related travel restrictions.
Despite growing concerns that central bank rate increases could lead to a recession, bond yields rose broadly, which put downward pressure on bond prices. On a sector basis, corporate bonds outperformed government bonds.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
ETFs

2	Portfolio summary
6	Your expenses
8	Funds’ investments
22	Financial statements
26	Financial highlights
28	Notes to financial statements
36	Special shareholder meeting
37	Evaluation of advisory and subadvisory agreements by the Board of Trustees
45	More information
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	1

Portfolio summary
Corporate Bond ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-22 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 10/31/2022 (% of net assets)
United States	86.9
United Kingdom	4.8
Canada	2.7
Norway	1.6
France	1.2
Germany	1.0
Netherlands	1.0
Other countries	0.8
TOTAL	100.0
2	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

Mortgage-Backed Securities ETF
PORTFOLIO COMPOSITION AS OF 10/31/2022 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-22 and do not reflect subsequent downgrades or upgrades, if any.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	3

Preferred Income ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of net assets)

QUALITY COMPOSITION AS OF 10/31/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-22 and do not reflect subsequent downgrades or upgrades, if any.
COUNTRY COMPOSITION AS OF 10/31/2022 (% of net assets)
United States	85.4
Canada	8.4
United Kingdom	3.0
Bermuda	1.7
Other countries	1.5
TOTAL	100.0
4	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

U.S. High Dividend ETF
SECTOR COMPOSITION AS OF 10/31/2022 (% of net assets)

TOP 10 HOLDINGS AS OF 10/31/2022 (% of net assets)
Apple, Inc.	6.3
Microsoft Corp.	4.7
Exxon Mobil Corp.	2.5
Gilead Sciences, Inc.	2.4
Prudential Financial, Inc.	2.2
IBM Corp.	2.2
Cisco Systems, Inc.	2.1
Intuit, Inc.	2.1
The Blackstone Group, Inc.	2.1
NVIDIA Corp.	2.0
TOTAL	28.6
Cash and cash equivalents are not included.
Notes about risk
Each fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risk” section of the prospectus. Current and future portfolio holdings are subject to change and risk. Investing involves risk, including the potential loss of principal. There is no guarantee that a fund’s investment strategy will be successful and there can be no assurance that active trading markets for shares will develop or be maintained by market makers or authorized participants.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each fund in the following table is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2022, with the same investment held until October 31, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2022, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each fund in the following table allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2022, with the same investment held until October 31, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2022	Ending value on 10-31-2022	Expenses paid during 10-31-2022[1]	Annualized expense ratio
Corporate Bond ETF
Actual expenses/actual returns	$1,000.00	$919.70	$1.40	0.29%
Hypothetical example for comparison purposes	1,000.00	1,023.70	1.48	0.29%
Mortgage-Backed Securities ETF
Actual expenses/actual returns	$1,000.00	$930.50	$1.90	0.39%
Hypothetical example for comparison purposes	1,000.00	1,023.20	1.99	0.39%
Preferred Income ETF
Actual expenses/actual returns	$1,000.00	$954.80	$2.66	0.54%
Hypothetical example for comparison purposes	1,000.00	1,022.50	2.75	0.54%
U.S. High Dividend ETF
Actual expenses/actual returns[2]	$1,000.00	$1,069.00	$0.32	0.34%
Hypothetical example for comparison purposes	1,000.00	1,004.50	0.33	0.34%

6	JOHN HANCOCK ETFS | SEMIANNUAL

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	The commencement of operations of the fund is 09-27-22. Actual Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 33/ 365 (to reflect the period).
SEMIANNUAL | JOHN HANCOCK ETFS	7

Funds’ investments
CORPORATE BOND ETF

As of 10-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 98.7%				$16,522,043
(Cost $20,520,894)
Communication services 7.0%				1,177,300
Diversified telecommunication services 1.9%
AT&T, Inc.	3.500	06-01-41	128,000	90,434
Verizon Communications, Inc.	2.650	11-20-40	351,000	222,802
Entertainment 1.5%
TWDC Enterprises 18 Corp.	4.125	12-01-41	215,000	174,231
Warnermedia Holdings, Inc. (A)	4.279	03-15-32	100,000	80,775
Media 3.6%
Charter Communications Operating LLC	3.500	06-01-41	446,000	281,745
Comcast Corp.	3.750	04-01-40	425,000	327,313
Consumer discretionary 9.7%				1,625,156
Automobiles 2.7%
General Motors Financial Company, Inc.	2.700	08-20-27	308,000	259,534
Hyundai Capital America (A)	0.800	01-08-24	213,000	201,035
Hotels, restaurants and leisure 4.4%
Booking Holdings, Inc.	3.650	03-15-25	234,000	225,646
Expedia Group, Inc.	3.250	02-15-30	319,000	257,088
Marriott International, Inc.	4.625	06-15-30	276,000	247,587
Internet and direct marketing retail 1.7%
Amazon.com, Inc.	2.500	06-03-50	468,000	277,951
Specialty retail 0.9%
The Home Depot, Inc.	3.625	04-15-52	216,000	156,315
Consumer staples 1.7%				290,882
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	113,000	93,155
Food products 1.2%
Kraft Heinz Foods Company	3.875	05-15-27	115,000	107,750
Kraft Heinz Foods Company	5.200	07-15-45	103,000	89,977
Energy 10.6%				1,775,728
Oil, gas and consumable fuels 10.6%
Aker BP ASA (A)	3.750	01-15-30	319,000	271,310
Cenovus Energy, Inc.	5.400	06-15-47	213,000	181,477
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	298,000	263,316
Energy Transfer LP	5.250	04-15-29	213,000	199,607
Kinder Morgan, Inc.	3.600	02-15-51	93,000	60,193
MPLX LP	4.500	04-15-38	213,000	169,805
Sabine Pass Liquefaction LLC	5.750	05-15-24	287,000	286,673
Targa Resources Partners LP	4.875	02-01-31	200,000	176,462
The Williams Companies, Inc.	2.600	03-15-31	213,000	166,885
Financials 33.4%				5,586,801
Banks 22.3%
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	521,000	411,351
Bank of America Corp. (2.972% to 7-21-51, then SOFR + 1.560%)	2.972	07-21-52	175,000	103,976
Barclays PLC	4.375	01-12-26	425,000	394,552
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	425,000	346,700
Citizens Financial Group, Inc.	3.250	04-30-30	425,000	348,890
Credit Agricole SA (A)	3.250	01-14-30	266,000	203,588
JPMorgan Chase & Co. (2.739% to 10-15-29, then SOFR + 1.510%)	2.739	10-15-30	468,000	377,572
JPMorgan Chase & Co. (3.157% to 4-22-41, then SOFR + 1.460%)	3.157	04-22-42	225,000	153,756
Lloyds Banking Group PLC	4.450	05-08-25	425,000	407,339
8	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	4.400	07-13-27	425,000	$384,072
U.S. Bancorp (5.727% to 10-21-25, then SOFR + 1.430%)	5.727	10-21-26	250,000	250,693
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	425,000	348,697
Capital markets 9.1%
Ares Capital Corp.	3.875	01-15-26	213,000	190,963
Blackstone Private Credit Fund	2.350	11-22-24	228,000	208,574
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	213,000	170,017
Morgan Stanley (4.431% to 1-23-29, then 3 month LIBOR + 1.628%)	4.431	01-23-30	374,000	341,276
The Bank of New York Mellon Corp. (4.414% to 7-24-25, then SOFR + 1.345%)	4.414	07-24-26	257,000	249,616
The Goldman Sachs Group, Inc. (1.431% to 3-9-26, then SOFR + 0.798%)	1.431	03-09-27	425,000	363,596
Insurance 2.0%
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%)	3.700	10-01-50	213,000	165,567
Teachers Insurance & Annuity Association of America (A)	4.270	05-15-47	213,000	166,006
Health care 7.9%				1,326,011
Biotechnology 0.9%
AbbVie, Inc.	4.250	11-21-49	186,000	144,300
Health care providers and services 4.9%
AmerisourceBergen Corp.	3.450	12-15-27	213,000	194,196
CVS Health Corp.	4.300	03-25-28	129,000	121,044
HCA, Inc.	4.125	06-15-29	213,000	187,953
UnitedHealth Group, Inc.	3.500	08-15-39	205,000	157,492
Universal Health Services, Inc. (A)	2.650	10-15-30	213,000	159,347
Pharmaceuticals 2.1%
Eli Lilly & Company	2.250	05-15-50	105,000	62,646
Royalty Pharma PLC	1.750	09-02-27	213,000	175,555
Viatris, Inc.	4.000	06-22-50	213,000	123,478
Industrials 5.1%				844,817
Aerospace and defense 0.9%
The Boeing Company	3.750	02-01-50	223,000	142,683
Airlines 2.3%
Delta Air Lines, Inc. (A)	4.750	10-20-28	213,000	198,151
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	187,321	180,371
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC	2.450	10-29-26	159,000	134,267
Air Lease Corp.	2.875	01-15-26	213,000	189,345
Information technology 11.0%				1,838,626
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	133,000	99,510
IT services 0.9%
Visa, Inc.	2.700	04-15-40	213,000	151,163
Semiconductors and semiconductor equipment 4.0%
Broadcom Corp.	3.625	01-15-24	207,000	202,730
Micron Technology, Inc.	4.185	02-15-27	213,000	197,596
NVIDIA Corp.	2.850	04-01-30	319,000	271,426
Software 3.1%
Microsoft Corp.	2.525	06-01-50	457,000	286,689
Oracle Corp.	2.300	03-25-28	117,000	97,872
Oracle Corp.	3.950	03-25-51	202,000	132,151
Technology hardware, storage and peripherals 2.4%
Apple, Inc.	2.700	08-05-51	425,000	267,058
Dell International LLC (A)	3.450	12-15-51	159,000	89,968
Dell International LLC	8.350	07-15-46	40,000	42,463
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	9

	Rate (%)	Maturity date	Par value^	Value
Materials 3.1%				$518,300
Chemicals 1.0%
Braskem Netherlands Finance BV (A)	4.500	01-31-30	200,000	162,284
Construction materials 1.1%
Vulcan Materials Company	3.500	06-01-30	213,000	181,036
Metals and mining 1.0%
Freeport-McMoRan, Inc.	5.450	03-15-43	213,000	174,980
Real estate 3.8%				627,232
Equity real estate investment trusts 3.8%
Equinix, Inc.	1.550	03-15-28	213,000	169,878
GLP Capital LP	5.375	04-15-26	213,000	203,321
Host Hotels & Resorts LP	3.375	12-15-29	319,000	254,033
Utilities 5.4%				911,190
Electric utilities 4.2%
NextEra Energy Capital Holdings, Inc.	2.750	11-01-29	266,000	222,875
NRG Energy, Inc. (A)	4.450	06-15-29	287,000	253,574
Vistra Operations Company LLC (A)	4.300	07-15-29	266,000	232,055
Multi-utilities 1.2%
CenterPoint Energy Resources Corp.	1.750	10-01-30	266,000	202,686

	Yield (%)	Shares	Value
Short-term investments 0.4%			$67,270
(Cost $67,269)
Short-term funds 0.4%			67,270
John Hancock Collateral Trust (B)	3.1986(C)	6,727	67,217
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(C)	53	53

Total investments (Cost $20,588,163) 99.1%	$16,589,313
Other assets and liabilities, net 0.9%	152,675
Total net assets 100.0%	$16,741,988

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,018,093 or 12.1% of the fund’s net assets as of 10-31-22.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-22.
MORTGAGE-BACKED SECURITIES ETF

As of 10-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 43.9%				$10,221,702
(Cost $12,419,903)
U.S. Government 0.7%				166,344
U.S. Treasury
Bond	3.000	08-15-52	100,000	80,078
Bond	3.375	08-15-42	100,000	86,266
U.S. Government Agency 43.2%				10,055,358
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.500	09-01-51	182,398	150,698
30 Yr Pass Thru	2.500	01-01-52	267,235	220,791
30 Yr Pass Thru	3.000	05-01-51	281,263	242,715
10	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	06-01-51	249,920	$213,364
30 Yr Pass Thru	3.000	02-01-52	305,370	260,107
30 Yr Pass Thru	3.500	09-01-47	362,197	324,857
Federal National Mortgage Association
30 Yr Pass Thru	2.000	07-01-51	299,081	237,556
30 Yr Pass Thru	2.000	08-01-51	545,479	434,120
30 Yr Pass Thru	2.000	08-01-51	398,246	315,451
30 Yr Pass Thru	2.000	09-01-51	565,101	449,383
30 Yr Pass Thru	2.500	04-01-51	264,438	217,158
30 Yr Pass Thru	2.500	07-01-51	307,801	254,788
30 Yr Pass Thru	2.500	08-01-51	525,431	433,622
30 Yr Pass Thru	2.500	08-01-51	571,093	471,841
30 Yr Pass Thru	2.500	08-01-51	314,749	259,851
30 Yr Pass Thru	2.500	08-01-51	447,110	369,405
30 Yr Pass Thru	2.500	09-01-51	456,981	377,275
30 Yr Pass Thru	2.500	12-01-51	271,511	223,900
30 Yr Pass Thru	2.500	01-01-52	271,347	223,425
30 Yr Pass Thru	2.500	03-01-52	565,061	466,327
30 Yr Pass Thru	3.000	11-01-46	374,947	326,783
30 Yr Pass Thru	3.000	11-01-46	216,610	188,785
30 Yr Pass Thru	3.000	04-01-47	220,543	191,799
30 Yr Pass Thru	3.000	05-01-50	240,796	208,209
30 Yr Pass Thru	3.000	11-01-50	261,840	226,854
30 Yr Pass Thru	3.000	07-01-51	234,562	200,839
30 Yr Pass Thru	3.000	08-01-51	516,470	442,863
30 Yr Pass Thru	3.000	02-01-52	299,357	255,500
30 Yr Pass Thru	3.500	12-01-46	169,992	153,317
30 Yr Pass Thru	3.500	02-01-47	198,635	178,343
30 Yr Pass Thru	3.500	02-01-48	261,888	234,971
30 Yr Pass Thru	3.500	11-01-48	229,378	205,981
30 Yr Pass Thru	3.500	04-01-50	229,725	206,275
30 Yr Pass Thru	3.500	04-01-51	219,232	196,031
30 Yr Pass Thru	3.500	03-01-52	145,128	128,795
30 Yr Pass Thru	4.000	04-01-47	118,211	109,580
30 Yr Pass Thru	4.000	03-01-48	133,092	123,208
30 Yr Pass Thru	4.000	06-01-49	115,091	106,616
30 Yr Pass Thru	4.000	06-01-49	119,981	111,258

30 Yr Pass Thru	4.000	04-01-50	121,852	112,717
Collateralized mortgage obligations 37.2%				$8,676,789
(Cost $10,118,534)
Commercial and residential 21.5%				5,013,495
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A2 (A)(B)	2.410	04-25-65	116,825	105,306
Series 2021-2, Class A3 (A)(B)	1.447	04-25-66	166,178	127,086
Bellemeade RE, Ltd.
Series 2021-3A, Class M2 (1 month SOFR + 3.150%) (A)(C)	6.147	09-25-31	200,000	171,686
BRAVO Residential Funding Trust
Series 2021-NQM1, Class M1 (A)(B)	2.316	02-25-49	100,000	88,629
Bunker Hill Loan Depositary Trust
Series 2019-3, Class M1 (A)	3.269	11-25-59	100,000	95,526
BX Commercial Mortgage Trust
Series 2021-MC, Class E (1 month LIBOR + 2.100%) (A)(C)	5.512	04-15-34	100,000	90,248
Series 2021-VOLT, Class F (1 month LIBOR + 2.400%) (A)(C)	5.812	09-15-36	200,000	182,050
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(C)	5.962	12-15-37	200,000	186,311
COLT Mortgage Loan Trust
Series 2021-1, Class A1 (A)(B)	0.910	06-25-66	204,256	160,278
Series 2021-4, Class A1 (A)(B)	1.397	10-25-66	173,194	136,284
Series 2021-4, Class B1 (A)(B)	3.764	10-25-66	200,000	124,962
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	11

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-HX1, Class B1 (A)(B)	3.110	10-25-66	100,000	$65,201
DBGS Mortgage Trust
Series 2018-BIOD, Class D (1 month LIBOR + 1.300%) (A)(C)	4.614	05-15-35	91,376	87,258
Eagle RE, Ltd.
Series 2021-2, Class M1B (1 month SOFR + 2.050%) (A)(C)	5.047	04-25-34	200,000	194,707
FREMF Mortgage Trust
Series 2016-K56, Class B (A)(B)	3.944	06-25-49	200,000	186,656
Series 2018-K730, Class B (A)(B)	3.795	02-25-50	200,000	190,660
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1 (A)(B)	2.489	09-25-56	200,000	114,923
Series 2022-NQM5, Class A3 (6.250% to 7-1-26, then 7.250% thereafter) (A)	6.250	08-25-67	97,965	91,973
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (A)(C)	5.212	05-15-36	275,000	265,376
Life Mortgage Trust
Series 2021-BMR, Class F (1 month LIBOR + 2.350%) (A)(C)	5.762	03-15-38	201,509	187,381
MFA Trust
Series 2020-NQM3, Class M1 (A)(B)	2.654	01-26-65	100,000	85,855
New Residential Mortgage Loan Trust
Series 2019-4A, Class A1B (A)(B)	3.500	12-25-58	81,614	73,403
Oaktown RE VII, Ltd.
Series 2021-2, Class M1B (1 month SOFR + 2.900%) (A)(C)	5.897	04-25-34	200,000	186,751
OBX Trust
Series 2022-NQM1, Class A1 (A)(B)	2.305	11-25-61	134,193	106,774
PKHL Commercial Mortgage Trust
Series 2021-MF, Class F (1 month LIBOR + 3.350%) (A)(C)	6.763	07-15-38	300,000	279,583
Ready Capital Mortgage Trust
Series 2019-5, Class E (A)(B)	5.413	02-25-52	250,000	196,116
Towd Point Mortgage Trust
Series 2019-4, Class B1B (A)(B)	3.500	10-25-59	315,000	202,138
Triangle RE, Ltd.
Series 2021-3, Class M1B (1 month SOFR + 2.900%) (A)(C)	5.897	02-25-34	200,000	191,072
TRK Trust
Series 2021-INV1, Class A1 (A)(B)	1.153	07-25-56	156,269	129,567
Verus Securitization Trust
Series 2019-4, Class A1 (2.642% to 10-25-23, then 3.642% thereafter) (A)	2.642	11-25-59	72,295	68,646
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (A)	1.218	05-25-65	113,249	102,413
Series 2020-INV1, Class A2 (A)(B)	3.035	03-25-60	170,000	161,135
Series 2021-1, Class A2 (A)(B)	1.052	01-25-66	106,295	82,406
Series 2021-3, Class A1 (A)(B)	1.046	06-25-66	107,388	83,591
Series 2021-3, Class A3 (A)(B)	1.437	06-25-66	89,491	68,915
Series 2022-4, Class A1 (4.474% to 4-1-26, then 5.474% thereafter) (A)	4.474	04-25-67	89,591	83,850
Visio Trust
Series 2019-2, Class A1 (A)(B)	2.722	11-25-54	65,147	58,779
U.S. Government Agency 15.7%				3,663,294
Federal Home Loan Mortgage Corp.
Series 2016-SC01, Class M2 (B)	3.906	07-25-46	99,470	96,121
Series 2019-HQA2, Class B1 (1 month LIBOR + 4.100%) (A)(C)	7.686	04-25-49	200,000	193,173
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (A)(C)	5.047	12-25-33	300,000	264,234
Series 5150, Class IS IO	1.500	08-25-51	1,741,000	153,574
Series 5250, Class AY	2.000	01-25-55	449,999	291,708
Series K109, Class X1 IO	1.583	04-25-30	1,990,769	174,009
Series K116, Class X1 IO	1.425	07-25-30	2,739,454	221,103
Series K118, Class X1 IO	0.959	09-25-30	3,187,105	180,583
Series X2FX, Class X1 IO	0.632	09-25-25	15,999,708	150,880
Federal National Mortgage Association
Series 2019-R01, Class 2B1 (1 month LIBOR + 4.350%) (A)(C)	7.936	07-25-31	200,000	196,045
Series 2021-R01, Class 1B1 (1 month SOFR + 3.100%) (A)(C)	6.097	10-25-41	200,000	180,655
Series 2022-22, Class B	2.000	07-25-54	400,000	239,840
Government National Mortgage Association
Series 2014-103, Class DA (B)	3.250	09-16-54	103,990	99,238
Series 2014-135, Class IO	0.421	01-16-56	15,140,206	280,004
Series 2016-26, Class IO	0.675	02-16-58	5,271,687	135,883
12	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-159, Class IO	0.434	06-16-59	3,971,192	$135,520
Series 2018-23, Class IO	0.562	11-16-59	2,059,264	88,066
Series 2021-153, Class IA IO	0.100	08-16-61	19,553,936	103,135
Series 2021-178, Class IA IO	0.100	10-16-61	39,260,689	207,206
Series 2021-62, Class IA IO	0.100	02-16-63	19,177,118	101,854

Series 2022-141, Class BC	2.100	06-01-64	265,000	170,463
Asset backed securities 17.4%				$4,060,374
(Cost $4,534,418)
Asset backed securities 17.4%				4,060,374
AMSR Trust
Series 2020-SFR1, Class C (A)	2.419	04-17-37	150,000	135,682
Series 2020-SFR4, Class D (A)	2.006	11-17-37	314,000	275,577
Apex Credit CLO, Ltd.
Series 2019-2A, Class D (3 month LIBOR + 4.050%) (A)(C)	8.408	10-25-32	150,000	128,226
Barings CLO, Ltd.
Series 2013-IA, Class DR (3 month LIBOR + 2.550%) (A)(C)	6.793	01-20-28	250,000	233,765
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	145,371	123,312
Columbia Cent CLO XXVIII, Ltd.
Series 2018-28A, Class BR (3 month LIBOR + 2.150%) (A)(C)	5.013	11-07-30	350,000	321,137
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (A)	3.475	04-15-49	200,000	154,200
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	202,125	179,532
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class D (A)	3.320	08-27-35	153,561	134,162
FirstKey Homes Trust
Series 2021-SFR2, Class E1 (A)	2.258	09-17-38	200,000	163,201
Hertz Vehicle Financing LLC
Series 2022-2A, Class A (A)	2.330	06-26-28	200,000	170,669
LCM XV LP
Series 15A, Class DR (3 month LIBOR + 3.700%) (A)(C)	7.943	07-20-30	250,000	212,377
Madison Park Funding XLI, Ltd.
Series 12A, Class DR (3 month LIBOR + 2.800%) (A)(C)	7.125	04-22-27	250,000	226,236
Progress Residential Trust
Series 2020-SFR1, Class C (A)	2.183	04-17-37	300,000	269,477
Series 2021-SFR3, Class E2 (A)	2.688	05-17-26	100,000	83,181
Series 2021-SFR4, Class A (A)	1.558	05-17-38	200,000	173,478
Series 2021-SFR4, Class E1 (A)	2.409	05-17-38	150,000	124,514
Series 2021-SFR5, Class E2 (A)	2.359	07-17-38	225,000	183,479
Store Master Funding I-VII & XIV
Series 2019-1, Class A2 (A)	3.650	11-20-49	190,850	154,959
Taco Bell Funding LLC
Series 2021-1A, Class A2I (A)	1.946	08-25-51	198,500	164,723
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	129,656	106,497
Tricon Residential Trust
Series 2021-SFR1, Class G (A)	4.133	07-17-38	100,000	81,743
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	2.165	10-15-46	125,000	107,817
Voya CLO, Ltd.
Series 2018-2A, Class E (3 month LIBOR + 5.250%) (A)(C)	9.329	07-15-31	200,000	152,430

	Yield (%)	Shares	Value
Short-term investments 1.0%			$227,370
(Cost $227,368)
Short-term funds 1.0%			227,370
John Hancock Collateral Trust (D)	3.1986(E)	22,745	227,241
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(E)	129	129

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	13

Total investments (Cost $27,300,223) 99.5%	$23,186,235
Other assets and liabilities, net 0.5%	126,930
Total net assets 100.0%	$23,313,165

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $9,907,976 or 42.5% of the fund’s net assets as of 10-31-22.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 10-31-22.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	8	Long	Dec 2022	$1,023,793	$964,000	$(59,793)
						$(59,793)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
PREFERRED INCOME ETF

As of 10-31-22 (unaudited)
	Shares	Value
Preferred securities 52.8%		$12,009,068
(Cost $13,330,492)
Communication services 4.5%		1,019,982
Diversified telecommunication services 1.0%
Qwest Corp., 6.500%	14,000	240,100
Media 0.3%
Paramount Global, 5.750%	2,100	61,005
Wireless telecommunication services 3.2%
Telephone & Data Systems, Inc., 6.000%	10,163	179,885
Telephone & Data Systems, Inc., 6.625%	8,747	175,727
U.S. Cellular Corp., 5.500%	4,904	83,711
U.S. Cellular Corp., 5.500%	4,992	85,363
U.S. Cellular Corp., 6.250%	9,979	194,191
Consumer discretionary 0.9%		196,948
Internet and direct marketing retail 0.9%
Qurate Retail, Inc., 8.000%	3,086	148,807
QVC, Inc., 6.250%	3,084	48,141
Energy 1.5%		344,773
Oil, gas and consumable fuels 1.5%
Enbridge, Inc., 6.375% (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	7,500	178,125
NuStar Logistics LP, 10.813% (3 month LIBOR + 6.734%) (A)	6,690	166,648
Financials 25.9%		5,897,839
Banks 13.7%
Bank of America Corp., 6.450% (6.450% to 11-28-22, then 3 month LIBOR + 1.327%)	4,820	122,428
Bank of America Corp., 7.250%	245	284,313
Citigroup Capital XIII, 10.785% (3 month LIBOR + 6.370%) (A)	13,884	381,116
14	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup, Inc., 7.125% (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	11,335	$282,922
Fifth Third Bancorp, 6.000%	8,218	179,481
First Republic Bank, 4.125%	7,560	116,651
First Republic Bank, 4.250%	17,184	272,882
Fulton Financial Corp., 5.125%	4,911	98,613
PacWest Bancorp, 7.750% (7.750% to 9-1-27, then 5 Year CMT + 4.820%)	9,480	235,294
Pinnacle Financial Partners, Inc., 6.750%	6,257	152,358
Synovus Financial Corp., 6.300% (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	6,705	156,897
The PNC Financial Services Group, Inc., 6.850% (3 month LIBOR + 4.068%) (A)	4,794	122,007
Wells Fargo & Company, 4.750%	18,557	334,026
Wells Fargo & Company, 6.625% (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	11,517	288,040
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	3,942	98,787
Capital markets 4.9%
Brookfield Finance, Inc., 4.625%	4,331	72,674
Morgan Stanley, 6.375% (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	8,243	200,222
Morgan Stanley, 6.500%	8,630	214,024
Morgan Stanley, 6.875% (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	3,463	86,644
Morgan Stanley, 7.125% (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	21,299	533,535
Consumer finance 0.5%
Navient Corp., 6.000%	6,472	119,344
Insurance 6.8%
American Equity Investment Life Holding Company, 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	5,637	130,553
American Financial Group, Inc., 5.125%	5,301	105,278
American International Group, Inc., 5.850%	10,483	230,626
Athene Holding, Ltd., Series A, 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	11,366	270,624
Brighthouse Financial, Inc., 6.600%	11,780	264,932
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%)	11,842	299,070
RenaissanceRe Holdings, Ltd., 4.200%	7,584	126,425
Unum Group, 6.250%	5,250	118,073
Health care 1.1%		255,885
Health care equipment and supplies 1.1%
Becton, Dickinson and Company, 6.000%	5,250	255,885
Industrials 0.7%		160,245
Trading companies and distributors 0.7%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	5,935	160,245
Real estate 0.8%		183,473
Equity real estate investment trusts 0.8%
Pebblebrook Hotel Trust, 6.375%	7,023	128,100
Vornado Realty Trust, 5.400%	3,360	55,373
Utilities 17.4%		3,949,923
Electric utilities 3.4%
Duke Energy Corp., 5.750%	8,666	204,778
NextEra Energy, Inc., 5.279%	4,571	225,990
NextEra Energy, Inc., 6.219%	2,500	120,625
NextEra Energy, Inc., 6.926%	3,812	177,258
SCE Trust III, 5.750% (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	2,771	53,591
Gas utilities 1.6%
South Jersey Industries, Inc., 5.625%	6,771	118,560
Spire, Inc., 7.500%	1,213	61,572
UGI Corp., 7.250%	2,166	183,850
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	15

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 2.3%
The AES Corp., 6.875%	5,250	$517,178
Multi-utilities 10.1%
Algonquin Power & Utilities Corp., 6.200% (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	12,235	277,367
Algonquin Power & Utilities Corp., 6.875% (6.875% to 10-17-23, then 3 month LIBOR + 3.677%)	18,430	413,754
CMS Energy Corp., 5.625%	8,028	173,646
CMS Energy Corp., 5.875%	5,778	125,903
DTE Energy Company, 5.250%	8,615	185,050
Integrys Holding, Inc., 6.000% (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	7,300	167,900
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	12,261	302,969
NiSource, Inc., 7.750%	3,696	376,881

Sempra Energy, 5.750%	12,111	263,051
Common stocks 2.9%		$649,048
(Cost $628,439)
Energy 1.9%		418,644
Oil, gas and consumable fuels 1.9%
BP PLC, ADR	6,221	207,035
Equitrans Midstream Corp.	9,202	77,481
The Williams Companies, Inc.	4,098	134,128
Utilities 1.0%		230,404
Multi-utilities 1.0%
Algonquin Power & Utilities Corp.	6,118	230,404

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 41.4%				$9,424,295
(Cost $10,427,835)
Communication services 1.8%				410,471
Media 1.1%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999%)	6.375	03-30-62	301,000	254,471
Wireless telecommunication services 0.7%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27	200,000	156,000
Consumer discretionary 1.6%				367,224
Automobiles 1.6%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30	118,000	100,300
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)	6.500	09-30-28	316,000	266,924
Energy 5.1%				1,164,310
Oil, gas and consumable fuels 5.1%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (B)	7.375	12-15-22	349,000	343,784
Enbridge, Inc. (7.375% to 10-15-27, then 5 Year CMT + 3.708%)	7.375	01-15-83	175,000	165,142
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (B)	6.625	02-15-28	639,000	457,684
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23	129,000	125,775
TransCanada Trust (5.600% to 12-7-31, then 5 Year CMT + 3.986%)	5.600	03-07-82	84,000	71,925
Financials 27.5%				6,259,831
Banks 19.3%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)	5.875	03-15-28	258,000	222,074
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)	6.125	04-27-27	336,000	317,520
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (B)	6.500	10-23-24	40,000	39,700
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (B)	8.000	06-15-24	262,000	246,528
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (B)(C)	7.750	08-16-29	205,000	193,281
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)	6.375	04-06-24	265,000	241,615
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)	6.450	10-01-27	179,000	173,631
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (B)	5.625	07-01-25	171,000	166,092
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)	5.625	07-15-30	82,000	74,525
16	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)	4.600	02-01-25	304,000	$271,290
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24	224,000	224,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)	7.500	06-27-24	249,000	237,415
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (B)	3.500	09-01-26	309,000	228,932
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (B)	4.100	02-15-31	200,000	122,947
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (B)	4.700	11-15-31	296,000	197,580
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%)	8.625	10-27-82	200,000	201,070
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)	3.400	09-15-26	129,000	96,266
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)	6.000	05-15-27	341,000	316,278
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)	6.200	09-15-27	233,000	220,698
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (A)(B)	6.460	02-01-23	48,000	47,879
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%)	8.125	10-31-82	279,000	282,139
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	258,000	200,595
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)	5.900	06-15-24	80,000	72,550
Capital markets 2.5%
The Bank of New York Mellon Corp. (3.750% to 12-20-26, then 5 Year CMT + 2.630%) (B)	3.750	12-20-26	119,000	91,651
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)	4.000	06-01-26	174,000	143,054
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)	4.000	12-01-30	130,000	96,558
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)	5.000	06-01-27	101,000	89,638
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	136,000	132,770
Consumer finance 1.4%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (B)	3.550	09-15-26	217,000	167,361
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)	6.125	06-23-25	162,000	155,633
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	211,000	187,027
Insurance 3.5%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	157,000	150,319
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)	5.875	03-15-28	230,000	206,320
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (B)(C)	6.500	11-13-26	263,000	198,565
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(C)	7.000	05-13-25	306,000	246,330
Utilities 5.4%				1,222,459
Electric utilities 2.8%
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	119,000	96,390
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)	5.375	03-15-26	342,000	279,038
NextEra Energy Capital Holdings, Inc. (5.650% to 5-1-29, then 3 month LIBOR + 3.156%)	5.650	05-01-79	242,000	204,449
The Southern Company (3.750% to 6-15-26, then 5 Year CMT + 2.915%)	3.750	09-15-51	86,000	68,163
Independent power and renewable electricity producers 1.5%
Vistra Corp. (7.000% to 12-15-26, then 5 Year CMT + 5.740%) (B)(C)	7.000	12-15-26	117,000	103,499
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(C)	8.000	10-15-26	241,000	228,950
Multi-utilities 1.1%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)	6.125	09-01-23	12,000	11,270
Dominion Energy, Inc. (4.350% to 1-15-27, then 5 Year CMT + 3.195%) (B)	4.350	01-15-27	86,000	71,147

Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%)	5.750	10-01-54	172,000	159,553
Capital preferred securities 0.8%				$175,947
(Cost $195,558)
Financials 0.8%				175,947
Insurance 0.8%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month LIBOR + 3.960%) (C)	7.875	12-15-37	168,000	175,947

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	17

	Yield (%)	Shares	Value
Short-term investments 0.8%			$182,390
(Cost $182,391)
Short-term funds 0.8%			182,390
John Hancock Collateral Trust (D)	3.1986(E)	18,225	182,086
State Street Institutional U.S. Government Money Market Fund, Premier Class	2.9329(E)	304	304
Total investments (Cost $24,764,715) 98.7%			$22,440,748
Other assets and liabilities, net 1.3%			295,860
Total net assets 100.0%			$22,736,608

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	The rate shown is the annualized seven-day yield as of 10-31-22.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	8	Short	Dec 2022	$(942,923)	$(884,750)	$58,173
						$58,173
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
U.S. HIGH DIVIDEND ETF

As of 10-31-22 (unaudited)
	Shares	Value
Common stocks 99.5%		$5,306,123
(Cost $4,971,640)
Communication services 6.1%		327,530
Diversified telecommunication services 4.1%
AT&T, Inc.	1,838	33,507
Lumen Technologies, Inc.	12,423	91,433
Verizon Communications, Inc.	2,545	95,107
Media 2.0%
Comcast Corp., Class A	485	15,394
Omnicom Group, Inc.	505	36,739
The Interpublic Group of Companies, Inc.	1,858	55,350
Consumer discretionary 7.5%		401,204
Auto components 0.4%
Lear Corp.	162	22,471
Automobiles 1.1%
Ford Motor Company	4,383	58,601
Hotels, restaurants and leisure 1.9%
Starbucks Corp.	1,192	103,215
Household durables 0.3%
Garmin, Ltd.	182	16,023
18	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer discretionary (continued)
Specialty retail 2.1%
Best Buy Company, Inc.	808	$55,275
The Home Depot, Inc.	182	53,896
Textiles, apparel and luxury goods 1.7%
NIKE, Inc., Class B	263	24,375
VF Corp.	2,384	67,348
Consumer staples 4.2%		222,537
Food and staples retailing 1.9%
Costco Wholesale Corp.	141	70,712
Sysco Corp.	364	31,508
Food products 0.6%
Archer-Daniels-Midland Company	303	29,385
Tobacco 1.7%
Philip Morris International, Inc.	990	90,932
Energy 5.4%		285,942
Oil, gas and consumable fuels 5.4%
Chevron Corp.	505	91,355
Exxon Mobil Corp.	1,172	129,869
ONEOK, Inc.	1,091	64,718
Financials 12.5%		665,208
Banks 0.3%
Huntington Bancshares, Inc.	1,172	17,791
Capital markets 7.3%
BlackRock, Inc.	162	104,637
CME Group, Inc.	242	41,939
Franklin Resources, Inc.	545	12,780
T. Rowe Price Group, Inc.	949	100,746
The Blackstone Group, Inc.	1,212	110,462
The Charles Schwab Corp.	263	20,953
Consumer finance 0.3%
American Express Company	101	14,993
Insurance 3.0%
Principal Financial Group, Inc.	444	39,130
Prudential Financial, Inc.	1,131	118,970
Mortgage real estate investment trusts 1.6%
Annaly Capital Management, Inc.	4,464	82,807
Health care 13.0%		696,653
Biotechnology 3.3%
Amgen, Inc.	182	49,204
Gilead Sciences, Inc.	1,616	126,791
Health care equipment and supplies 2.8%
Abbott Laboratories	566	56,000
Medtronic PLC	1,091	95,288
Health care providers and services 1.7%
UnitedHealth Group, Inc.	162	89,934
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	121	16,740
Danaher Corp.	101	25,419
Thermo Fisher Scientific, Inc.	40	20,559
Pharmaceuticals 4.0%
Eli Lilly & Company	182	65,900
Merck & Company, Inc.	626	63,351
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	19

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,879	$87,467
Industrials 4.7%		250,034
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	606	101,669
Electrical equipment 1.1%
Rockwell Automation, Inc.	222	56,677
Machinery 0.7%
Caterpillar, Inc.	182	39,396
Road and rail 0.8%
Old Dominion Freight Line, Inc.	61	16,751
Union Pacific Corp.	121	23,854
Trading companies and distributors 0.2%
W.W. Grainger, Inc.	20	11,687
Information technology 36.6%		1,954,914
Communications equipment 2.1%
Cisco Systems, Inc.	2,485	112,894
IT services 10.2%
Automatic Data Processing, Inc.	182	43,989
Fidelity National Information Services, Inc.	283	23,486
IBM Corp.	828	114,504
Mastercard, Inc., Class A	222	72,856
Paychex, Inc.	869	102,811
The Western Union Company	7,009	94,692
Visa, Inc., Class A	444	91,979
Semiconductors and semiconductor equipment 8.8%
Broadcom, Inc.	222	104,367
KLA Corp.	222	70,252
Lam Research Corp.	61	24,692
Monolithic Power Systems, Inc.	162	54,991
NVIDIA Corp.	808	109,056
NXP Semiconductors NV	101	14,754
Qualcomm, Inc.	465	54,712
Texas Instruments, Inc.	222	35,660
Software 8.1%
Intuit, Inc.	263	112,433
Microsoft Corp.	1,071	248,611
NortonLifeLock, Inc.	606	13,653
Oracle Corp.	747	58,318
Technology hardware, storage and peripherals 7.4%
Apple, Inc.	2,202	337,651
HP, Inc.	1,212	33,475
Seagate Technology Holdings PLC	505	25,078
Materials 2.5%		131,260
Chemicals 0.9%
LyondellBasell Industries NV, Class A	606	46,329
Containers and packaging 1.0%
International Paper Company	909	30,551
Packaging Corp. of America	182	21,878
Metals and mining 0.6%
Newmont Corp.	768	32,502
20	JOHN HANCOCK ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate 5.2%		$276,400
Equity real estate investment trusts 5.2%
Extra Space Storage, Inc.	81	14,373
Gaming and Leisure Properties, Inc.	1,939	97,183
Medical Properties Trust, Inc.	8,100	92,745
Prologis, Inc.	505	55,929
VICI Properties, Inc.	505	16,170
Utilities 1.8%		94,441
Electric utilities 1.8%
Exelon Corp.	1,010	38,976
NextEra Energy, Inc.	545	42,238
The Southern Company	202	13,227

	Yield (%)	Shares	Value
Short-term investments 0.1%			$7,342
(Cost $7,342)
Short-term funds 0.1%			7,342
John Hancock Collateral Trust (A)	3.1986(B)	735	7,342

Total investments (Cost $4,978,982) 99.6%	$5,313,465
Other assets and liabilities, net 0.4%	21,423
Total net assets 100.0%	$5,334,888

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(B)	The rate shown is the annualized seven-day yield as of 10-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK ETFS	21

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-22 (unaudited)

	Corporate Bond ETF	Mortgage-Backed Securities ETF	Preferred Income ETF	U.S. High Dividend ETF
Assets
Unaffiliated investments, at value	$16,522,096	$22,958,994	$22,258,662	$5,306,123
Affiliated investments, at value	67,217	227,241	182,086	7,342
Total investments, at value	16,589,313	23,186,235	22,440,748	5,313,465
Receivable for futures variation margin	—	—	10,250	—
Cash	6,117	—	192,000	39
Collateral held at broker for futures contracts	—	50,000	40,000	—
Dividends and interest receivable	178,696	108,215	126,271	5,373
Receivable from affiliates	7,389	8,987	11,082	8,767
Other assets	8,839	7,039	15,260	41,519
Total assets	16,790,354	23,360,476	22,835,611	5,369,163
Liabilities
Payable for futures variation margin	—	5,996	—	—
Payable for investments purchased	—	—	65,027	—
Payable to affiliates
Accounting and legal services fees	771	1,256	1,155	76
Other liabilities and accrued expenses	47,595	40,059	32,821	34,199
Total liabilities	48,366	47,311	99,003	34,275
Net assets	$16,741,988	$23,313,165	$22,736,608	$5,334,888
Net assets consist of
Paid-in capital	$21,203,753	$27,748,411	$25,237,270	$4,990,399
Total distributable earnings (loss)	(4,461,765)	(4,435,246)	(2,500,662)	344,489
Net assets	$16,741,988	$23,313,165	$22,736,608	$5,334,888
Unaffiliated investments, at cost	$20,520,947	$27,072,984	$24,582,628	$4,971,640
Affiliated investments, at cost	$67,216	$227,239	$182,087	$7,342
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$16,741,988	$23,313,165	$22,736,608	$5,334,888
Shares outstanding	850,000	1,125,000	1,050,000	200,000
Net asset value per share	$19.70	$20.72	$21.65	$26.67
22	JOHN HANCOCK ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-22 (unaudited)

	Corporate Bond ETF	Mortgage-Backed Securities ETF	Preferred Income ETF	U.S. High Dividend ETF[1]
Investment income
Interest	$299,330	$530,521	$235,854	—
Dividends from affiliated investments	630	2,087	1,726	$44
Dividends from unaffiliated investments	—	—	394,159	11,513
Less foreign taxes withheld	—	—	(1,221)	—
Total investment income	299,960	532,608	630,518	11,557
Expenses
Investment management fees	21,704	42,156	50,666	1,323
Accounting and legal services fees	1,389	1,889	1,589	76
Transfer agent fees	5,042	5,042	4,585	565
Trustees’ fees	264	343	310	—
Custodian fees	18,390	14,051	11,792	1,512
Printing and postage	8,216	8,578	7,749	1,263
Professional fees	14,111	23,589	54,688	6,507
Stock exchange listing fees	4,768	2,732	5,316	—
Other	5,885	5,872	30,793	961
Total expenses	79,769	104,252	167,488	12,207
Less expense reductions	(53,469)	(55,902)	(111,658)	(10,656)
Net expenses	26,300	48,350	55,830	1,551
Net investment income	273,660	484,258	574,688	10,006
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(313,601)	(116,150)	(207,839)	—
Affiliated investments	(17)	(45)	(73)	—
Futures contracts	—	—	118,453	—
	(313,618)	(116,195)	(89,459)	—
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,432,404)	(2,068,788)	(1,313,480)	334,483
Affiliated investments	1	2	(1)	—
Futures	—	(59,793)	(28,805)	—
	(1,432,403)	(2,128,579)	(1,342,286)	334,483
Net realized and unrealized gain (loss)	(1,746,021)	(2,244,774)	(1,431,745)	334,483
Increase (decrease) in net assets from operations	$(1,472,361)	$(1,760,516)	$(857,057)	$344,489

[1]	Period from 9-27-22 (commencement of operations) to 10-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK ETFS	23

STATEMENTS OF CHANGES IN NET ASSETS

	Corporate Bond ETF		Mortgage-Backed Securities ETF		Preferred Income ETF
	Six months ended 10-31-22 (unaudited)	Year ended 4-30-22	Six months ended 10-31-22 (unaudited)	Period ended 4-30-22[1]	Six months ended 10-31-22 (unaudited)	Period ended 4-30-22[2]
Increase (decrease) in net assets
From operations
Net investment income	$273,660	$483,655	$484,258	$327,241	$574,688	$263,561
Net realized gain (loss)	(313,618)	51,177	(116,195)	(71,609)	(89,459)	(131,610)
Change in net unrealized appreciation (depreciation)	(1,432,403)	(2,747,007)	(2,128,579)	(2,045,202)	(1,342,286)	(923,508)
Increase (decrease) in net assets resulting from operations	(1,472,361)	(2,212,175)	(1,760,516)	(1,789,570)	(857,057)	(791,557)
Distributions to shareholders
From earnings	(326,052)	(640,804)	(536,522)	(351,819)	(588,899)	(265,880)
From fund share transactions
Shares issued	—	1,207,092	564,887	27,186,705	9,607,411	15,632,590
Total increase (decrease)	(1,798,413)	(1,645,887)	(1,732,151)	25,045,316	8,161,455	14,575,153
Net assets
Beginning of period	18,540,401	20,186,288	25,045,316	—	14,575,153	—
End of period	$16,741,988	$18,540,401	$23,313,165	$25,045,316	$22,736,608	$14,575,153
Share activity
Shares outstanding
Beginning of period	850,000	800,000	1,100,000	—	625,000	—
Shares issued	—	50,000	25,000	1,100,000	425,000	625,000
End of period	850,000	850,000	1,125,000	1,100,000	1,050,000	625,000

[1]	Period from 8-18-21 (commencement of operations) to 4-30-22.
[2]	Period from 12-14-21 (commencement of operations) to 4-30-22.
24	JOHN HANCOCK ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

U.S. High Dividend ETF
Period ended 10-31-22[3] (unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$10,006
Net realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	334,483
Increase (decrease) in net assets resulting from operations	344,489
Distributions to shareholders
From earnings	—
From fund share transactions
Shares issued	4,990,399
Total increase (decrease)	5,334,888
Net assets
Beginning of period	—
End of period	$5,334,888
Share activity
Shares outstanding
Beginning of period	—
Shares issued	200,000
End of period	200,000

[3]	Period from 9-27-22 (commencement of operations) to 10-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK ETFS	25

Financial Highlights
CORPORATE BOND ETF

Period ended	10-31-22[1]	4-30-22	4-30-21[2]
Per share operating performance
Net asset value, beginning of period	$21.81	$25.23	$25.00
Net investment income[3]	0.32	0.60	0.05
Net realized and unrealized gain (loss) on investments	(2.05)	(3.23)	0.22
Total from investment operations	(1.73)	(2.63)	0.27
Less distributions
From net investment income	(0.38)	(0.79)	(0.04)
Net asset value, end of period	$19.70	$21.81	$25.23
Total return (%)[4]	(8.03)[5]	(10.77)	1.10[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$17	$19	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88[6]	0.94	0.72[7]
Expenses including reductions	0.29[6]	0.29	0.29[7]
Net investment income	3.03[6]	2.39	2.27[6]
Portfolio turnover (%)	13	36	0[8]

[1]	Six months ended 10-31-22. Unaudited.
[2]	Period from 3-30-21 (commencement of operations) to 4-30-21.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover for the period is 0% due to no sales activity.
MORTGAGE-BACKED SECURITIES ETF

Period ended	10-31-22[1]	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$22.77	$25.00
Net investment income[3]	0.44	0.38
Net realized and unrealized gain (loss) on investments	(2.01)	(2.22)
Total from investment operations	(1.57)	(1.84)
Less distributions
From net investment income	(0.48)	(0.39)
Net asset value, end of period	$20.72	$22.77
Total return (%)[4]	(6.95)[5]	(7.43)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84[6]	0.93[7]
Expenses including reductions	0.39[6]	0.39[7]
Net investment income	3.91[6]	2.20[6]
Portfolio turnover (%)	10	33

[1]	Six months ended 10-31-22. Unaudited.
[2]	Period from 8-18-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
26	JOHN HANCOCK ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

PREFERRED INCOME ETF

Period ended	10-31-22[1]	4-30-22[2]
Per share operating performance
Net asset value, beginning of period	$23.32	$25.00
Net investment income[3]	0.63	0.43
Net realized and unrealized gain (loss) on investments	(1.67)	(1.68)
Total from investment operations	(1.04)	(1.25)
Less distributions
From net investment income	(0.63)	(0.43)
Net asset value, end of period	$21.65	$23.32
Total return (%)[4]	(4.52)[5]	(5.05)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.62[6]	1.15[7]
Expenses including reductions	0.54[6]	0.54[7]
Net investment income	5.56[6]	4.57[6]
Portfolio turnover (%)	18	15

[1]	Six months ended 10-31-22. Unaudited.
[2]	Period from 12-14-21 (commencement of operations) to 4-30-22.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Annualized. Certain expenses are presented unannualized.
U.S. HIGH DIVIDEND ETF

Period ended	10-31-22[1]
Per share operating performance
Net asset value, beginning of period	$24.95
Net investment income[2]	0.05
Net realized and unrealized gain (loss) on investments	1.67
Total from investment operations	1.72
Net asset value, end of period	$26.67
Total return (%)[3]	6.90[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.16[5]
Expenses including reductions	0.34[5]
Net investment income	2.19[6]
Portfolio turnover (%)	0[7]

[1]	Period from 9-27-22 (commencement of operations) to 10-31-22.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
[7]	Portfolio turnover for the period is 0% due to no sales activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK ETFS	27

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (the funds).
The investment objective of Corporate Bond ETF is to seek a high level of current income consistent with prudent investment risk.
The investment objective of Mortgage-Backed Securities ETF is to seek a high level of current income while seeking to outperform the benchmark over a market cycle.
The investment objective of Preferred Income ETF is to seek a high level of current income, consistent with preservation of capital.
The investment objective of U.S. High Dividend ETF is to seek a high level of current income. Long-term growth of capital is a secondary objective.
U.S. High Dividend ETF commenced operations on September 27, 2022.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of October 31, 2022, by major security category or type:
	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate Bond ETF
Investments in securities:
Assets
Corporate bonds	$16,522,043	—	$16,522,043	—
Short-term investments	67,270	$67,270	—	—
Total investments in securities	$16,589,313	$67,270	$16,522,043	—

Mortgage-Backed Securities ETF
Investments in securities:
Assets
28	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

	Total value at 10-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mortgage-Backed Securities ETF (continued)
U.S. Government and Agency obligations	$10,221,702	—	$10,221,702	—
Collateralized mortgage obligations	8,676,789	—	8,676,789	—
Asset backed securities	4,060,374	—	4,060,374	—
Short-term investments	227,370	$227,370	—	—
Total investments in securities	$23,186,235	$227,370	$22,958,865	—
Derivatives:
Liabilities
Futures	$(59,793)	$(59,793)	—	—

Preferred Income ETF
Investments in securities:
Assets
Preferred securities
Communication services	$1,019,982	$1,019,982	—	—
Consumer discretionary	196,948	196,948	—	—
Energy	344,773	344,773	—	—
Financials	5,897,839	5,598,769	$299,070	—
Health care	255,885	255,885	—	—
Industrials	160,245	160,245	—	—
Real estate	183,473	183,473	—	—
Utilities	3,949,923	3,720,451	229,472	—
Common stocks	649,048	649,048	—	—
Corporate bonds	9,424,295	—	9,424,295	—
Capital preferred securities	175,947	—	175,947	—
Short-term investments	182,390	182,390	—	—
Total investments in securities	$22,440,748	$12,311,964	$10,128,784	—
Derivatives:
Assets
Futures	$58,173	$58,173	—	—

U.S. High Dividend ETF
Investments in securities:
Assets
Common stocks	$5,306,123	$5,306,123	—	—
Short-term investments	7,342	7,342	—	—
Total investments in securities	$5,313,465	$5,313,465	—	—
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The funds may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the funds having to reinvest the proceeds in lower yielding securities, effectively reducing the funds’ income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the funds’ cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The funds are also subject to risks associated with securities with
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	29

contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The funds, with the exception of U.S. High Dividend ETF, and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the period ended October 31, 2022, the funds had no borrowings under the line of credit.
Commitment fees for the period ended October 31, 2022 were as follows:
Fund	Commitment fee
Corporate Bond ETF	$1,701
Mortgage-Backed Securities ETF	1,709
Preferred Income ETF	1,745
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2022, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2022:
	No Expiration Date
Fund	Short Term	Long Term
Mortgage-Backed Securities ETF	$152,706	—
30	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

	No Expiration Date
Fund	Short Term	Long Term
Preferred Income ETF	$43,576	—
As of April 30, 2022, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2022, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Corporate Bond ETF	$20,739,197	$9,578	$(4,159,462)	$(4,149,884)
Mortgage-Backed Securities ETF	27,319,290	312	(4,193,160)	(4,192,848)
Preferred Income ETF	24,803,572	191,174	(2,495,825)	(2,304,651)
U.S. High Dividend ETF	4,978,982	388,724	(54,241)	334,483
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. U.S. High Dividend ETF generally declares and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income monthly. All funds generally declare and pay capital gain distributions, if any, annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds’ financial statements as a return of capital. The final determination of tax characteristics of the distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and amortization and accretion on debt securities.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds’ investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2022. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Mortgage-Backed Securities ETF	The fund used futures contracts to manage against changes in interest rate.	Up to $1.0 million
Preferred Income ETF	The fund used futures contracts to manage against changes in interest rate.	From $0.9 million to $2.3 million
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	31

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at October 31, 2022 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Mortgage-Backed Securities ETF	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(59,793)
Preferred Income ETF	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$58,173	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Funds’ investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2022:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Preferred Income ETF	Interest rate	$118,453
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended October 31, 2022:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Mortgage-Backed Securities ETF	Interest rate	$(59,793)
Preferred Income ETF	Interest rate	$(28,805)
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The funds have an investment management agreement with the Advisor under which Corporate Bond ETF, Mortgage-Backed Securities ETF, Preferred Income ETF and U.S. High Dividend ETF pay a monthly management fee to the Advisor equivalent on an annual basis to 0.24%, 0.34%, 0.49% and 0.29%, respectively, of average daily net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The funds are not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the funds (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the funds. During the period ended October 31, 2022, this waiver amounted to 0.01% of the funds’ average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make a payment to Corporate Bond ETF, Mortgage-Backed Securities ETF, Preferred Income ETF and U.S. High Dividend ETF in an amount equal to the amount by which expenses of the funds exceed 0.29%, 0.39%, 0.54% and 0.34%, respectively, of average daily net assets. Expenses means all the expenses of the funds, excluding (a) taxes,(b) brokerage commissions,(c) interest expense,(d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business,(e) borrowing costs,(f) prime brokerage fees,(g) acquired fund fees and expenses paid indirectly, and (h) short dividend expense. This agreement expires on August 31, 2024 for U.S. High Dividend ETF, and on August 31, 2023 for Corporate Bond ETF, Preferred Income ETF and Mortgage-Backed Securities ETF, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
32	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

The expense reductions described above amount to the following for the period ended October 31, 2022.
Fund	Expense reimbursement
Corporate Bond ETF	$53,469
Mortgage-Backed Securities ETF	55,902
Fund	Expense reimbursement
Preferred Income ETF	$111,658
U.S. High Dividend ETF	10,656

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended October 31, 2022, were equivalent to a net annual effective rate of the funds’ average daily net assets:
Fund	Net Annual Effective Rate
Corporate Bond ETF	0.00%
Mortgage-Backed Securities ETF	0.00%
Fund	Net Annual Effective Rate
Preferred Income ETF	0.00%
U.S. High Dividend ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the period ended October 31, 2022, amounted to an annual rate of 0.02% of the funds’ average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
The funds will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. The funds issue and redeem shares at NAV in creation units of 50,000, 25,000, 25,000 and 10,000 shares for Corporate Bond ETF, Mortgage-Backed Securities ETF, Preferred Income ETF and U.S. High Dividend ETF, respectively.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities and/or cash in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities and/or cash. For purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Authorized participants transacting in creation or redemption of units for cash may also pay an additional variable charge to compensate the relevant fund for the costs associated with purchasing or selling the applicable securities. For the period ended October 31, 2022, such variable charges were $564 and $48,233 for Mortgage-Backed Securities ETF and Preferred Income ETF, respectively. These charges are included in shares sold or repurchased on the Statements of Changes in Net Assets.
Affiliates of Corporate Bond ETF, Mortgage-Backed Securities ETF, Preferred Income ETF and U.S. High Dividend ETF owned 85%, 65%, 40% and 95%, respectively, of shares of the fund on October 31, 2022. Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the period ended October 31, 2022. In addition, purchases and sales of in-kind transactions are aggregated below for the period ended October 31, 2022:
	Purchases		Sales and maturities
Fund	In-kind transactions	Non in-kind transactions	In-kind transactions	Non in-kind transactions
Corporate Bond ETF	—	$2,381,564	—	$2,371,734
Mortgage-Backed Securities ETF	—	2,777,908	—	2,407,204
Preferred Income ETF	$5,050,119	8,276,532	—	3,618,997
U.S. High Dividend ETF	4,920,936	50,704	—	—

Purchases and sales of U.S. Treasury obligations for Mortgage-Backed Securities ETF aggregated $175,253 and $0, respectively, for the period ended October 31, 2022.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	33

Note 8—Industry or sector risk
The funds may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the funds will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 9—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Corporate Bond ETF
John Hancock Collateral Trust	6,727	—	$274,923	$(207,690)	$(17)	$1	$630	—	$67,217
Mortgage-Backed Securities ETF
John Hancock Collateral Trust	22,745	—	$2,265,874	$(2,038,590)	$(45)	$2	$2,087	—	$227,241
Preferred Income ETF
John Hancock Collateral Trust	18,225	—	$1,329,760	$(1,147,600)	$(73)	$(1)	$1,726	—	$182,086
U.S. High Dividend ETF
John Hancock Collateral Trust	735	—	$75,080	$(67,738)	—	—	$44	—	$7,342
Note 10—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 11—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
34	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	35

SPECIAL SHAREHOLDER MEETING

John Hancock Exchange-Traded Fund Trust held a Special Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect seven Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON September 9, 2022
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Frances G. Rathke	108,098,453.899	1,210,343.509
Noni L. Ellison	107,738,905.434	1,569,891.974
Dean C. Garfield	107,863,117.913	1,445,679.495
Patricia Lizarraga	107,968,362.933	1,340,434.475

Non-Independent Trustee
Andrew G. Arnott	108,465,487.916	843,309.492
Marianne Harrison	108,576,111.219	732,686.189
Paul Lorentz	107,724,410.239	1,584,387.169
36	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) with respect to each of the John Hancock Corporate Bond ETF and John Hancock Mortgage-Backed Securities ETF (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the "1940 Act”) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At a videoconference meeting held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds it manages. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	37

Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the Funds’ distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective benchmark and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses, including previous actions taken to reduce management fees for certain of the Funds. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as any actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund’s subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment
38	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the fund’s Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fee is paid by the Advisor;
(j)noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund’s use of its Underlying Index;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)the Board also took into account management’s discussion of each Fund’s advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	39

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.
The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of the Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund’s respective benchmark or is being monitored and reasonably addressed, where appropriate as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund’s subadvisory fee schedule.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
40	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2021	Fees and expenses	Comments
Corporate Bond ETF (Manulife Investment Management (US) LLC)	Benchmark Index – The fund underperformed for the period since March 31, 2021. Morningstar Category – The fund underperformed the peer group median for the period since March 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and relative to the peer group median for the period since March 31, 2021, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board also noted the relatively limited performance history of the fund.
Mortgage-Backed Securities ETF (Manulife Investment Management (US) LLC)	Benchmark Index - The fund outperformed for the period since August 31, 2021. Morningstar Category - The fund outperformed the peer group median for the period since August 31, 2021.	Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are lower than the peer group median.
Net total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and to the peer group median for the period since August 31, 2021.
The Board also noted the relatively limited performance history of the fund.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	41

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements
At a meeting held on September 20-22, 2022, at which Trustees were present and participated in person, the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust), including all of the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved the establishment of John Hancock U.S. High Dividend ETF (the New Fund). The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees.
This section describes the evaluation by the Board of:
(a)an amendment to the advisory agreement between the Trust and John Hancock Investment Management LLC (the Advisor) (the Advisory Agreement); and
(b)an amendment to the subadvisory agreement between the Advisor and Manulife Investment Management (US) LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).
In considering the amendments to the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meeting a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a group of comparable exchange-traded funds, and other information regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services in connection with its proposed relationship to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to other John Hancock Funds, including other exchange-traded funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The information received and considered by the Board in connection with the September meeting and throughout the year (with respect to other Funds) was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor and/or its affiliates, including administrative services. The Board also took into account information with respect to the New Fund presented at the June 21-23, 2022 meeting. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the New Fund.
Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust, and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may have been based in part on its consideration of the advisory and subadvisory arrangements for other Funds in prior years.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board considered the investment strategy proposed for the New Fund. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the New Fund’s compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor would be responsible for the management of the day-to-day operations of the New Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Subadvisor, and also would be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers, including the New Fund’s distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services to be provided to the New Fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other Funds and the quality of the performance of the Advisor’s duties with respect to other Funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
42	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, including those with the Subadvisor, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the New Fund, and bringing loss recovery actions on behalf of the New Fund;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the New Fund; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the New Fund.
Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered the New Fund’s proposed investment strategy and processes. The Board also considered the investment performance of other Funds managed by the Advisor as well as back-tested performance information of the proposed strategy for the New Fund. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund’s anticipated total net expenses as compared to similarly situated exchange-traded funds deemed to be comparable to the New Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor.
The Board took into account management’s discussion of the New Fund’s anticipated expenses. The Board also took into account management’s discussion with respect to the proposed management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Fund, which is discussed further below. The Board also noted that the Advisor has contractually agreed to waive fees and/or reimburse expenses with respect to the New Fund for a specified period. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fees to be paid by the New Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Advisory Agreement.
Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Fund, the Board:
(a)noted that because the New Fund was not yet in existence, no actual revenue, cost or profitability data was available for the Board to review, although the Board received information from the Adviser on its projected profitability with respect to the New Fund;
(b)reviewed and considered information presented by the Advisor regarding the advisory fees and advisory spreads prior to distribution, operations and overhead for the New Fund;
(c)noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(d)noted that the subadvisory fee for the New Fund will be paid by Advisor;
(e)noted that the New Fund’s Subadvisor is an affiliate of the Advisor;
(f)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(g)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the anticipated level of profitability, if any, of the Advisor and its affiliates from their relationship with the New Fund is reasonable and not excessive.
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	43

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the New Fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)took into account management’s discussion of the New Fund’s advisory fee structure; and
(c)the Board also noted that if the New Fund’s assets increase over time, the New Fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(a)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex); and
(b)the proposed subadvisory fee for the New Fund, including any breakpoints.
Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor with respect to the New Fund and took into account information presented throughout the past year with respect to Funds in the complex managed by the Advisor and subadvised by the Subadvisor. In this regard, the Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Fund. The Board also considered the Subadvisor’s risk assessment and monitoring processes. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed  to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board also considered the experience of the portfolio management team that would be responsible for managing the New Fund’s assets.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the New Fund, the Board noted that the fees under the Subadvisory Agreement will be paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the New Fund will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor.
Subadvisor performance. As noted above, the Board considered the New Fund’s investment strategy and processes. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided under the Subadvisory Agreement; and
(3)that the subadvisory fees will be paid by the Advisor not the New Fund.
***
Based on the Board’s evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the amendments to the Advisory Agreement and Subadvisory Agreement.
44	JOHN HANCOCK ETFS | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
The Investment Team at Manulife IM (US)
Principal distributor
Foreside Fund Services, LLC
Custodian
State Street Bank and Trust Company
Transfer agent
State Street Bank and Trust Company
Legal counsel
Dechert LLP
† Non-Independent Trustee
* Member of the Audit Committee
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The funds’ proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the funds’ holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds’ Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your funds’, as well as monthly portfolio holdings, and other funds’ details available on our website at jhinvestments.com/etf or by calling 800-225-6020.
You can also contact us:
800-225-6020	Regular mail:
jhinvestments.com/etf	John Hancock Investment Management 200 Berkeley Street Boston, MA 02116
SEMIANNUAL REPORT | JOHN HANCOCK ETFS	45

Get your questions answered by using our shareholder resources

ONLINE

- Visit **jhinvestments.com** to access a range of resources for individual investors, from account details and fund information to forms and our latest insight on the markets and economy.
- Use our **Fund Compare** tool to compare thousands of funds and ETFs across dozens of risk and performance metrics—all powered by Morningstar.
- Visit our online **Tax Center**, where you'll find helpful taxpayer resources all year long, including tax forms, planning guides, and other fund-specific information.
- Follow us on **Facebook, Twitter, and LinkedIn** to get the latest updates on the markets and what's trending now.

BY PHONE

Call our customer service representatives at 800-225-5291, Monday to Thursday, 8:00 A.M. to 7:00 P.M., and Friday, 8:00 A.M. to 6:00 P.M., Eastern time. We're here to help!

NOT PART OF THE SHAREHOLDER REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Municipal Bond
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management LLC, 200 Berkeley Street, Boston, MA 02116, 800-225-6020, jhinvestments.com/etf
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
JHAN-20180615-0136	ETF2A 10/2022
12/2022

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable

(b)Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	December 2, 2022
By:	/s/ Charles A. Rizzo
-----------------------
Charles A. Rizzo
Chief Financial Officer
Date:	December 2, 2022